ZALICO VARIABLE ANNUITY SEPARATE ACCOUNT

OF ZURICH AMERICAN LIFE INSURANCE COMPANY

FINANCIAL STATEMENTS

DECEMBER 31, 2020

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Zurich American Life Insurance Company and the Contract Owners of ZALICO Variable Annuity Separate Account

Opinions on the Financial Statements

We have audited the accompanying statements of assets, liabilities and contract owners’ equity of each of the subaccounts of ZALICO Variable Annuity Separate Account indicated in the table below as of December 31, 2020, and the related statements of operations and of changes in contract owners’ equity for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of ZALICO Variable Annuity Separate Account as of December 31, 2020, and the results of each of their operations and the changes in each of their contract owners’ equity for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Alger Balanced (1)	DWS Small Mid Cap Growth VIP A (1)
Alger Capital Appreciation (1)	DWS Small Mid Cap Value VIP A (1)
Alger Large Cap Growth I-2 (1)	DWS Small Mid Cap Value VIP B (1)
Alger Mid Cap Growth I-2 (1)	DWS Equity 500 Index VIP A (1)
Alger Small Cap Growth I-2 (1)	Fidelity VIP Asset Manager (1)
American Century VP Disciplined Core Value (1)	Fidelity VIP Contrafund (1)
American Century VP Value (1)	Fidelity VIP Equity Income (1)
BNY Mellon IP, MidCap Stock Portfolio - Initial Shares (1)	Fidelity VIP Growth (1)
BNY Mellon IP, MidCap Stock Portfolio - Service Shares (1)	Fidelity VIP Index 500 (1)
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Initial Shares (1)	Fidelity VIP Index 500 - SC (1)
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares (1)	Franklin Mutual Global Discovery VIP Fund CL 2 (1)
DWS Bond VIP A (1)	Franklin Mutual Shares VIP Fund CL 2 (1)
DWS Capital Growth VIP A (1)	Franklin Rising Dividends VIP Fund CL 2 (1)
DWS Capital Growth VIP B (1)	Franklin Small Cap Value VIP Fund CL 2 (1)
DWS Core Equity VIP A (1)	Franklin Strategic Income VIP Fund CL 2 (1)
DWS Core Equity VIP B (1)	Franklin U.S. Government Securities VIP Fund CL 2 (1)
DWS CROCI® International VIP A (1)	Templeton Developing Markets VIP Fund CL 2 (1)
DWS CROCI® International VIP B (1)	Invesco V.I. Diversified Dividend Fund Series I (1)
DWS Global Small Cap VIP A (1)	Invesco V.I. Global Real Estate Fund Series I (1)
DWS CROCI® U.S. VIP A (1)	Invesco V.I. Health Care Fund (1)
DWS CROCI® U.S. VIP B (1)	Invesco V.I. Managed Volatility Fund Series I (1)
DWS Global Equity VIP A (1)	Janus Henderson Balanced Portfolio I-S (1)
DWS Global Income Builder VIP A (1)	Janus Henderson Enterprise Portfolio I-S (1)
DWS Government & Agency Securities VIP A (2)	Janus Henderson Forty Portfolio I-S (1)

PricewaterhouseCoopers LLP, One North Wacker, Chicago, IL 60606

T: (312) 298 2000; F: (312) 298 2001, www.pwc.com/us

DWS Government & Agency Securities VIP B (1)	Janus Henderson Global Research Portfolio I- S (1)
DWS Government Money Market VIP A (1)	Janus Henderson Mid Cap Value Portfolio S-S (1)
DWS High Income VIP A (1)	Janus Henderson Research Portfolio I-S (1)
DWS High Income VIP B (1)	JPMorgan Insurance Trust Core Bond (1)
DWS International Growth VIP A (1)	JPMorgan Insurance Trust Mid Cap Value (1)
DWS International Growth VIP B (1)	JPMorgan Insurance Trust Small Cap Core (1)
DWS Multisector Income VIP A (2)	JPMorgan Insurance Trust US Equity (1)
Oppenheimer Discovery Mid Cap Growth Fund S-S (1)	Oppenheimer Capital Appreciation (1)
Oppenheimer Global Fund S-S (1)	PIMCO PVIT International Bond (U.S. Dollar- Hedged) (1)
Oppenheimer Global Strategic Income VA (1)	PIMCO Low Duration ADM (1)
Oppenheimer Main Street (1)	Voya Global High Dividend Low Volatility Portfolio (1)
Oppenheimer Main Street Small Cap Fund S-S (1)	VY JPMorgan Emerging Markets Equity Portfolio Class I (1)

(1)	Statement of operations for the year ended December 31, 2020 and statements of changes in contract owners’ equity for the years ended December 31, 2020 and 2019
(2)

Statement of operations and statement of changes in policy owners’ equity for the period January 1, 2020 to February 27, 2020 (date of liquidation) and statement of changes in policy owners’ equity for the year ended December 31, 2019

Basis for Opinions

These financial statements are the responsibility of the Zurich American Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of ZALICO Variable Annuity Separate Account based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of ZALICO Variable Annuity Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2020 by correspondence with the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

Chicago, Illinois

April 23, 2021

We have served as the auditor of one or more of the subaccounts of ZALICO Variable Annuity Separate Account since 1997.

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Statement of Assets, Liabilities and

Contract Owners’ Equity

December 31, 2020

	Alger Portfolios					American Century Variable Portfolios, Inc.		BNY Mellon Investment Portfolios
	Alger Balanced	Alger Capital Appreciation	Alger Large Cap Growth I-2	Alger Mid Cap Growth I-2	Alger Small Cap Growth I-2	American Century VP Disciplined Core Value	American Century VP Value	BNY Mellon IP, MidCap Stock Portfolio - Initial Shares	BNY Mellon IP, MidCap Stock Portfolio - Service Shares
ASSETS
Investments in underlying portfolio funds, at fair value	$21,245,772	59,017,220	16,308,146	13,080,183	10,632,664	8,621,709	9,344,747	24,526,015	3,085,440
Dividends and other receivables	—	—	—	—	—	—	—	—	—

Total assets	21,245,772	59,017,220	16,308,146	13,080,183	10,632,664	8,621,709	9,344,747	24,526,015	3,085,440
LIABILITIES AND CONTRACT OWNERS’ EQUITY
Liabilities - other payables	—	—	—	—	—	—	—	—	—

Contract owners’ equity	$21,245,772	59,017,220	16,308,146	13,080,183	10,632,664	8,621,709	9,344,747	24,526,015	3,085,440

Accumulation period	$21,245,772	59,017,220	16,308,146	13,080,183	10,629,140	8,621,709	9,344,747	24,526,015	3,085,440
Annuity period	—	—	—	—	3,524	—	—	—	—

Total Contract Owners’ Equity	$21,245,772	59,017,220	16,308,146	13,080,183	10,632,664	8,621,709	9,344,747	24,526,015	3,085,440

Units Outstanding	918,875	1,190,799	72,798	105,448	55,984	454,949	409,445	679,102	87,271

Shares Owned in each Portfolio	1,246,086	590,467	174,587	393,507	237,442	838,688	836,593	1,230,608	155,516

Fair Value per Share	$17.05	99.95	93.41	33.24	44.78	10.28	11.17	19.93	19.84

See accompanying notes to financial statements

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Statement of Assets, Liabilities and

Contract Owners’ Equity

December 31, 2020

	BNY Mellon Sustainable U.S. Equity Funds		Deutsche Variable Series I
	BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Initial Shares	BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares	DWS Bond VIP A	DWS Capital Growth VIP A	DWS Capital Growth VIP B	DWS Core Equity VIP A	DWS Core Equity VIP B	DWS CROCI® International VIP A	DWS CROCI® International VIP B	DWS Global Small Cap VIP A
ASSETS
Investments in underlying portfolio funds, at fair value	$6,146,619	4,357	23,296,460	224,877,725	332,101	50,681,460	17,981	13,622,716	34,563	24,914,810
Dividends and other receivables	—	—	—	—	—	—	—	—	—	—

Total assets	6,146,619	4,357	23,296,460	224,877,725	332,101	50,681,460	17,981	13,622,716	34,563	24,914,810
LIABILITIES AND CONTRACT OWNERS’ EQUITY
Liabilities - other payables	—	—	—	—	—	—	—	—	—	—

Contract owners’ equity	$6,146,619	4,357	23,296,460	224,877,725	332,101	50,681,460	17,981	13,622,716	34,563	24,914,810

Accumulation period	$6,146,619	4,357	23,284,460	224,255,153	332,101	50,675,310	17,981	13,611,590	34,563	24,914,810
Annuity period	—	—	12,000	622,572	—	6,150	—	11,126	—	—

Total Contract Owners’ Equity	$6,146,619	4,357	23,296,460	224,877,725	332,101	50,681,460	17,981	13,622,716	34,563	24,914,810

Units Outstanding	166,335	123	1,961,932	4,028,478	6,418	1,711,850	482	1,147,510	2,467	689,244

Shares Owned in each Portfolio	130,115	94	3,869,844	5,308,728	7,873	4,144,028	1,474	1,881,591	4,761	2,093,682

Fair Value per Share	$47.24	46.35	6.02	42.36	42.18	12.23	12.20	7.24	7.26	11.90

See accompanying notes to financial statements

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Statement of Assets, Liabilities and

Contract Owners’ Equity

December 31, 2020

	Deutsche Variable Series II
	DWS CROCI® U.S. VIP A	DWS CROCI® U.S. VIP B	DWS Global Equity VIP A	DWS Global Income Builder VIP A	DWS Government & Agency Securities VIP A	DWS Government & Agency Securities VIP B	DWS Government Money Market VIP A	DWS High Income VIP A	DWS High Income VIP B	DWS International Growth VIP A
ASSETS
Investments in underlying portfolio funds, at fair value	$76,166,452	148,187	31,084,041	85,412,108	—	—	43,543,794	37,034,675	8,924	16,350,385
Dividends and other receivables	—	—	—	—	—	—	434	—	—	—

Total assets	76,166,452	148,187	31,084,041	85,412,108	—	—	43,544,228	37,034,675	8,924	16,350,385
LIABILITIES AND CONTRACT OWNERS’ EQUITY
Liabilities - other payables	—	—	—	—	—	—	—	—	—	—

Contract owners’ equity	$76,166,452	148,187	31,084,041	85,412,108	—	—	43,544,228	37,034,675	8,924	16,350,385

Accumulation period	$76,120,615	148,187	31,047,365	84,900,848	—	—	43,332,798	36,770,164	8,924	16,350,385
Annuity period	45,837	—	36,676	511,260	—	—	211,430	264,511	—	—

Total Contract Owners’ Equity	$76,166,452	148,187	31,084,041	85,412,108	—	—	43,544,228	37,034,675	8,924	16,350,385

Units Outstanding	5,385,683	7,697	3,838,490	6,570,212	—	—	11,525,180	2,764,636	362	547,470

Shares Owned in each Portfolio	5,895,236	11,425	2,025,019	3,406,945	—	—	43,543,794	5,944,571	1,430	926,367

Fair Value per Share	$12.92	12.97	15.35	25.07	—	—	1.00	6.23	6.24	17.65

See accompanying notes to financial statements

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Statement of Assets, Liabilities and

Contract Owners’ Equity

December 31, 2020

	Deutsche Variable Series II					Deutsche Investments VIT Funds	Fidelity Variable Insurance Products Funds
	DWS International Growth VIP B	DWS Multisector Income VIP A	DWS Small Mid Cap Growth VIP A	DWS Small Mid Cap Value VIP A	DWS Small Mid Cap Value VIP B	DWS Equity 500 Index VIP A	Fidelity VIP Asset Manager	Fidelity VIP Contrafund
ASSETS
Investments in underlying portfolio funds, at fair value	$—	—	60,856,155	44,356,451	129,101	87,006,445	2,830,629	72,132,844
Dividends and other receivables	—	—	—	—	—	—	—	—

Total assets	—	—	60,856,155	44,356,451	129,101	87,006,445	2,830,629	72,132,844
LIABILITIES AND CONTRACT OWNERS’ EQUITY
Liabilities - other payables	—	—	—	—	—	—	—	—

Contract owners’ equity	$—	—	60,856,155	44,356,451	129,101	87,006,445	2,830,629	72,132,844

Accumulation period	$—	—	60,829,434	44,255,181	129,101	87,006,445	2,830,629	72,038,307
Annuity period	—	—	26,721	101,270	—	—	—	94,537

Total Contract Owners’ Equity	$—	—	60,856,155	44,356,451	129,101	87,006,445	2,830,629	72,132,844

Units Outstanding	—	—	5,677,077	4,093,841	4,089	2,662,406	51,702	550,589

Shares Owned in each Portfolio	—	—	3,491,460	3,696,371	10,767	3,484,439	166,117	1,497,464

Fair Value per Share	$—	—	17.43	12.00	11.99	24.97	17.04	48.17

See accompanying notes to financial statements

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Statement of Assets, Liabilities and

Contract Owners’ Equity

December 31, 2020

	Fidelity Variable Insurance Products Funds				Franklin Templeton Variable Insurance Products Trust
	Fidelity VIP Equity Income	Fidelity VIP Growth	Fidelity VIP Index 500	Fidelity VIP Index 500 - SC	Franklin Mutual Global Discovery VIP Fund CL 2	Franklin Mutual Shares VIP Fund CL 2	Franklin Rising Dividends VIP Fund CL 2	Franklin Small Cap Value VIP Fund CL 2
ASSETS
Investments in underlying portfolio funds, at fair value	$18,191,130	46,442,065	75,753,603	2,067,678	11,116,656	3,087,582	6,655,242	4,386,732
Dividends and other receivables	—	—	—	—	—	—	—	—

Total assets	18,191,130	46,442,065	75,753,603	2,067,678	11,116,656	3,087,582	6,655,242	4,386,732
LIABILITIES AND CONTRACT OWNERS’ EQUITY
Liabilities - other payables	—	—	—	—	—	—	—	—

Contract owners’ equity	$18,191,130	46,442,065	75,753,603	2,067,678	11,116,656	3,087,582	6,655,242	4,386,732

Accumulation period	$18,181,522	46,422,531	75,698,967	2,067,678	11,113,829	3,087,582	6,636,761	4,386,732
Annuity period	9,608	19,534	54,636	—	2,827	—	18,481	—

Total Contract Owners’ Equity	$18,191,130	46,442,065	75,753,603	2,067,678	11,116,656	3,087,582	6,655,242	4,386,732

Units Outstanding	221,803	210,553	156,370	4,730	327,068	122,053	157,761	101,196

Shares Owned in each Portfolio	761,135	450,894	203,863	5,638	657,401	186,111	228,389	302,533

Fair Value per Share	$23.90	103.00	371.59	366.74	16.91	16.59	29.14	14.50

See accompanying notes to financial statements

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Statement of Assets, Liabilities and

Contract Owners’ Equity

December 31, 2020

	Franklin Templeton Variable Insurance Products Trust			Invesco Variable Insurance Funds				Janus Henderson Series
	Franklin Strategic Income VIP Fund CL 2	Franklin U.S. Government Securities VIP Fund CL 2	Templeton Developing Markets VIP Fund CL 2	Invesco V.I. Diversified Dividend Fund Series I	Invesco V.I. Global Real Estate Fund Series I	Invesco V.I. Health Care Fund	Invesco V.I. Managed Volatility Fund Series I	Janus Henderson Balanced Portfolio I-S	Janus Henderson Enterprise Portfolio I-S
ASSETS
Investments in underlying portfolio funds, at fair value	$3,589,972	1,880,145	2,595,463	751,344	3,193,028	2,250,756	6,998,867	70,134,484	62,115,263
Dividends and other receivables	—	—	—	—	—	—	—	—	—

Total assets	3,589,972	1,880,145	2,595,463	751,344	3,193,028	2,250,756	6,998,867	70,134,484	62,115,263
LIABILITIES AND CONTRACT OWNERS’ EQUITY
Liabilities - other payables	—	—	—	—	—	—	—	—	—

Contract owners’ equity	$3,589,972	1,880,145	2,595,463	751,344	3,193,028	2,250,756	6,998,867	70,134,484	62,115,263

Accumulation period	$3,587,143	1,880,145	2,540,031	751,344	3,193,028	2,250,756	6,998,867	69,897,433	62,049,702
Annuity period	2,829	—	55,432	—	—	—	—	237,051	65,561

Total Contract Owners’ Equity	$3,589,972	1,880,145	2,595,463	751,344	3,193,028	2,250,756	6,998,867	70,134,484	62,115,263

Units Outstanding	180,011	140,568	62,216	51,022	104,680	52,812	353,076	713,412	425,603

Shares Owned in each Portfolio	346,522	155,641	222,978	29,212	217,361	66,808	599,218	1,609,327	659,328

Fair Value per Share	$10.36	12.08	11.64	25.72	14.69	33.69	11.68	43.58	94.21

See accompanying notes to financial statements

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Statement of Assets, Liabilities and

Contract Owners’ Equity

December 31, 2020

	Janus Henderson Series				JPMorgan Insurance Trust				Oppenheimer Variable Account Funds
	Janus Henderson Forty Portfolio I-S	Janus Henderson Global Research Portfolio I-S	Janus Henderson Mid Cap Value Portfolio S-S	Janus Henderson Research Portfolio I-S	JPMorgan Insurance Trust Core Bond	JPMorgan Insurance Trust Mid Cap Value	JPMorgan Insurance Trust Small Cap Core	JPMorgan Insurance Trust US Equity	Oppenheimer Capital Appreciation
ASSETS
Investments in underlying portfolio funds, at fair value	$9,105,868	38,671,696	2,940,175	34,836,267	504,855	4,777,240	4,324,357	1,077,621	1,826,778
Dividends and other receivables	—	—	—	—	—	—	—	—	—

Total assets	9,105,868	38,671,696	2,940,175	34,836,267	504,855	4,777,240	4,324,357	1,077,621	1,826,778
LIABILITIES AND CONTRACT OWNERS’ EQUITY
Liabilities - other payables	—	—	—	—	—	—	—	—	—

Contract owners’ equity	$9,105,868	38,671,696	2,940,175	34,836,267	504,855	4,777,240	4,324,357	1,077,621	1,826,778

Accumulation period	$9,105,868	38,606,247	2,940,175	34,770,922	504,855	4,777,240	4,324,357	1,077,621	1,826,778
Annuity period	—	65,449	—	65,345	—	—	—	—	—

Total Contract Owners’ Equity	$9,105,868	38,671,696	2,940,175	34,836,267	504,855	4,777,240	4,324,357	1,077,621	1,826,778

Units Outstanding	164,245	522,166	73,870	386,219	31,048	145,101	87,970	25,017	42,718

Shares Owned in each Portfolio	159,752	607,854	190,673	705,902	42,496	438,681	179,359	28,813	26,614

Fair Value per Share	$57.00	63.62	15.42	49.35	11.88	10.89	24.11	37.40	68.64

See accompanying notes to financial statements

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Statement of Assets, Liabilities and

Contract Owners’ Equity

December 31, 2020

	Oppenheimer Variable Account Funds					PIMCO Variable Insurance Trust		Voya Global Resources Trust	Voya Investors Trust
	Oppenheimer Discovery Mid Cap Growth Fund S-S	Oppenheimer Global Fund S-S	Oppenheimer Global Strategic Income VA	Oppenheimer Main Street	Oppenheimer Main Street Small Cap Fund S-S	PIMCO PVIT International Bond (U.S. Dollar- Hedged)	PIMCO Low Duration ADM	Voya Global High Dividend Low Volatility Portfolio	VY JPMorgan Emerging Markets Equity Portfolio Class I
ASSETS
Investments in underlying portfolio funds, at fair value	$1,710,680	20,037,891	2,707,986	3,880,163	7,128,016	4,215	5	2,719,911	5,209,688
Dividends and other receivables	—	—	—	—	—	—	—	—	—

Total assets	1,710,680	20,037,891	2,707,986	3,880,163	7,128,016	4,215	5	2,719,911	5,209,688
LIABILITIES AND CONTRACT OWNERS’ EQUITY
Liabilities - other payables	—	—	—	—	—	—	—	—	—

Contract owners’ equity	$1,710,680	20,037,891	2,707,986	3,880,163	7,128,016	4,215	5	2,719,911	5,209,688

Accumulation period	$1,710,680	20,037,891	2,707,986	3,880,163	7,128,016	4,215	5	2,718,165	5,137,794
Annuity period	—	—	—	—	—	—	—	1,746	71,894

Total Contract Owners’ Equity	$1,710,680	20,037,891	2,707,986	3,880,163	7,128,016	4,215	5	2,719,911	5,209,688

Units Outstanding	33,554	371,400	148,533	102,797	137,437	186	—	197,149	119,203

Shares Owned in each Portfolio	17,447	390,146	541,597	131,531	264,884	375	—	259,286	188,962

Fair Value per Share	$98.05	51.36	5.00	29.50	26.91	11.24	—	10.49	27.57

See accompanying notes to financial statements

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Statement of Operations

For the year ended December 31, 2020

	Alger Portfolios					American Century Variable Portfolios, Inc.		BNY Mellon Investment Portfolios
	Alger Balanced	Alger Capital Appreciation	Alger Large Cap Growth I-2	Alger Mid Cap Growth I-2	Alger Small Cap Growth I-2	American Century VP Disciplined Core Value	American Century VP Value	BNY Mellon IP, MidCap Stock Portfolio - Initial Shares	BNY Mellon IP, MidCap Stock Portfolio - Service Shares
	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020
REVENUE
Dividend income	$250,618	—	23,173	—	88,825	156,188	193,205	181,771	18,225

EXPENSES
Administrative, mortality and expense risk charges	279,363	705,057	167,035	133,409	109,662	111,401	113,301	301,225	40,206

Net investment income (loss)	$(28,745)	(705,057)	(143,862)	(133,409)	(20,837)	44,787	79,904	(119,454)	(21,981)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on sale of investments	$355,359	1,630,847	461,636	1,121,845	573,067	670,234	511,807	(726,966)	(248,262)
Capital gain distributions	77,180	7,539,186	2,071,837	1,418,364	595,928	453,650	231,478	—	—

Net realized gain (loss) on investments	432,539	9,170,033	2,533,473	2,540,209	1,168,995	1,123,884	743,285	(726,966)	(248,262)
Change in unrealized appreciation (depreciation) of investments	1,250,898	8,373,544	4,097,153	2,707,393	3,135,791	(419,749)	(1,057,935)	2,083,279	366,940

Net realized and unrealized gain (loss) on investments	$1,683,437	17,543,577	6,630,626	5,247,602	4,304,786	704,135	(314,650)	1,356,313	118,678

Net Increase (Decrease) in Contract Owners’ Equity Resulting from Operations	$1,654,692	16,838,520	6,486,764	5,114,193	4,283,949	748,922	(234,746)	1,236,859	96,697

See accompanying notes to financial statements

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Statement of Operations

For the year ended December 31, 2020

	BNY Mellon Sustainable U.S. Equity Funds		Deutsche Variable Series I
	BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Initial Shares	BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares	DWS Bond VIP A	DWS Capital Growth VIP A	DWS Capital Growth VIP B	DWS Core Equity VIP A	DWS Core Equity VIP B	DWS CROCI® International VIP A	DWS CROCI® International VIP B	DWS Global Small Cap VIP A
	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020
REVENUE
Dividend income	$55,155	33	623,251	975,584	726	635,801	167	425,287	991	171,159

EXPENSES
Administrative, mortality and expense risk charges	72,055	66	324,005	2,712,695	5,177	643,800	462	170,169	576	297,454

Net investment income (loss)	$(16,900)	(33)	299,246	(1,737,111)	(4,451)	(7,999)	(295)	255,118	415	(126,295)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on sale of investments	$58,580	16	338,345	10,497,081	2,748	191,697	12,636	(389,331)	(502)	(1,920,486)
Capital gain distributions	59,853	44	—	13,260,580	18,256	2,150,902	710	—	—	—

Net realized gain (loss) on investments	118,433	60	338,345	23,757,661	21,004	2,342,599	13,346	(389,331)	(502)	(1,920,486)
Change in unrealized appreciation (depreciation) of investments	1,004,960	750	1,060,342	41,856,639	71,586	3,743,287	(7,224)	161,782	287	5,155,468

Net realized and unrealized gain (loss) on investments	$1,123,393	810	1,398,687	65,614,300	92,590	6,085,886	6,122	(227,549)	(215)	3,234,982

Net Increase (Decrease) in Contract Owners’ Equity Resulting from Operations	$1,106,493	777	1,697,933	63,877,189	88,139	6,077,887	5,827	27,569	200	3,108,687

See accompanying notes to financial statements

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Statement of Operations

For the year ended December 31, 2020

	Deutsche Variable Series II
	DWS CROCI® U.S. VIP A	DWS CROCI® U.S. VIP B	DWS Global Equity VIP A	DWS Global Income Builder VIP A	DWS Government & Agency Securities VIP A	DWS Government & Agency Securities VIP B	DWS Government Money Market VIP A	DWS High Income VIP A	DWS High Income VIP B	DWS International Growth VIP A
	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 2/27/2020	1/1/2020 to 2/27/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020
REVENUE
Dividend income	$1,758,197	2,905	190,205	2,579,894	—	—	70,186	2,010,896	439	212,062

EXPENSES
Administrative, mortality and expense risk charges	1,034,016	2,689	379,862	1,081,504	33,769	249	607,322	482,450	162	197,148

Net investment income (loss)	$724,181	216	(189,657)	1,498,390	(33,769)	(249)	(537,136)	1,528,446	277	14,914

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on sale of investments	$397,882	(30)	1,794,858	78,066	20,393	(6,620)	(1)	(398,755)	(23)	893,216
Capital gain distributions	3,977,144	7,450	953,561	1,899,935	—	—	—	—	—	—

Net realized gain (loss) on investments	4,375,026	7,420	2,748,419	1,978,001	20,393	(6,620)	(1)	(398,755)	(23)	893,216
Change in unrealized appreciation (depreciation) of investments	(17,894,846)	(31,866)	3,207,733	1,603,771	63,902	6,863	—	429,078	68	1,784,096

Net realized and unrealized gain (loss) on investments	$(13,519,820)	(24,446)	5,956,152	3,581,772	84,295	243	(1)	30,323	45	2,677,312

Net Increase (Decrease) in Contract Owners’ Equity Resulting from Operations	$(12,795,639)	(24,230)	5,766,495	5,080,162	50,526	(6)	(537,137)	1,558,769	322	2,692,226

See accompanying notes to financial statements

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Statement of Operations

For the year ended December 31, 2020

	Deutsche Variable Series II					Deutsche Investments VIT Funds	Fidelity Variable Insurance Products Funds
	DWS International Growth VIP B	DWS Multisector Income VIP A	DWS Small Mid Cap Growth VIP A	DWS Small Mid Cap Value VIP A	DWS Small Mid Cap Value VIP B	DWS Equity 500 Index VIP A	Fidelity VIP Asset Manager	Fidelity VIP Contrafund
	1/1/2020 to 12/31/2020	1/1/2020 to 2/27/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020
REVENUE
Dividend income	$—	—	22,856	558,802	1,225	1,267,927	39,272	165,775

EXPENSES
Administrative, mortality and expense risk charges	154	20,173	685,282	538,409	2,070	1,060,651	36,095	868,422

Net investment income (loss)	$(154)	(20,173)	(662,426)	20,393	(845)	207,276	3,177	(702,647)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on sale of investments	$23,870	(480,849)	(4,939,095)	(1,300,251)	(62)	967,998	(7,228)	3,697,490
Capital gain distributions	—	—	770,838	3,247,885	9,014	4,448,439	35,490	359,144

Net realized gain (loss) on investments	23,870	(480,849)	(4,168,257)	1,947,634	8,952	5,416,437	28,262	4,056,634
Change in unrealized appreciation (depreciation) of investments	(22,861)	501,178	17,624,142	(3,657,776)	(12,044)	6,468,744	297,983	13,581,878

Net realized and unrealized gain (loss) on investments	$1,009	20,329	13,455,885	(1,710,142)	(3,092)	11,885,181	326,245	17,638,512

Net Increase (Decrease) in Contract Owners’ Equity Resulting from Operations	$855	156	12,793,459	(1,689,749)	(3,937)	12,092,457	329,422	16,935,865

See accompanying notes to financial statements

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Statement of Operations

For the year ended December 31, 2020

	Fidelity Variable Insurance Products Funds				Franklin Templeton Variable Insurance Products Trust
	Fidelity VIP Equity Income	Fidelity VIP Growth	Fidelity VIP Index 500	Fidelity VIP Index 500 - SC	Franklin Mutual Global Discovery VIP Fund CL 2	Franklin Mutual Shares VIP Fund CL 2	Franklin Rising Dividends VIP Fund CL 2	Franklin Small Cap Value VIP Fund CL 2
	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020
REVENUE
Dividend income	$300,134	25,795	1,185,359	28,947	244,630	79,753	79,971	57,040

EXPENSES
Administrative, mortality and expense risk charges	220,193	494,085	889,703	28,039	143,740	38,034	83,802	51,583

Net investment income (loss)	$79,941	(468,290)	295,656	908	100,890	41,719	(3,831)	5,457

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on sale of investments	$(36,287)	2,469,730	6,714,953	204,140	(1,205,134)	(121,500)	(90,151)	(449,984)
Capital gain distributions	801,959	3,336,447	235,791	6,543	195,939	110,878	339,148	242,608

Net realized gain (loss) on investments	765,672	5,806,177	6,950,744	210,683	(1,009,195)	(10,622)	248,997	(207,376)
Change in unrealized appreciation (depreciation) of investments	(163,602)	8,604,044	3,523,172	78,759	(199,268)	(260,502)	552,458	288,669

Net realized and unrealized gain (loss) on investments	$602,070	14,410,221	10,473,916	289,442	(1,208,463)	(271,124)	801,455	81,293

Net Increase (Decrease) in Contract Owners’ Equity Resulting from Operations	$682,011	13,941,931	10,769,572	290,350	(1,107,573)	(229,405)	797,624	86,750

See accompanying notes to financial statements

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Statement of Operations

For the year ended December 31, 2020

	Franklin Templeton Variable Insurance Products Trust			Invesco Variable Insurance Funds				Janus Henderson Series
	Franklin Strategic Income VIP Fund CL 2	Franklin U.S. Government Securities VIP Fund CL 2	Templeton Developing Markets VIP Fund CL 2	Invesco V.I. Diversified Dividend Fund Series I	Invesco V.I. Global Real Estate Fund Series I	Invesco V.I. Health Care Fund	Invesco V.I. Managed Volatility Fund Series I	Janus Henderson Balanced Portfolio I-S	Janus Henderson Enterprise Portfolio I-S
	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020
REVENUE
Dividend income	$183,077	67,961	97,328	21,505	158,027	6,510	140,624	1,184,598	38,645

EXPENSES
Administrative, mortality and expense risk charges	48,083	24,164	31,981	9,377	44,563	27,434	94,808	875,432	706,725

Net investment income (loss)	$134,994	43,797	65,347	12,128	113,464	(20,924)	45,816	309,166	(668,080)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on sale of investments	$(35,264)	(20,423)	77,007	(8,491)	(24,501)	(5,259)	(50,140)	3,367,963	4,410,627
Capital gain distributions	—	—	61,080	17,885	88,267	49,557	152,457	1,058,898	3,841,156

Net realized gain (loss) on investments	(35,264)	(20,423)	138,087	9,394	63,766	44,298	102,317	4,426,861	8,251,783
Change in unrealized appreciation (depreciation) of investments	(43,675)	6,093	84,439	(43,680)	(766,397)	218,238	(424,253)	3,212,153	1,656,229

Net realized and unrealized gain (loss) on investments	$(78,939)	(14,330)	222,526	(34,286)	(702,631)	262,536	(321,936)	7,639,014	9,908,012

Net Increase (Decrease) in Contract Owners’ Equity Resulting from Operations	$56,055	29,467	287,873	(22,158)	(589,167)	241,612	(276,120)	7,948,180	9,239,932

See accompanying notes to financial statements

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Statement of Operations

For the year ended December 31, 2020

	Janus Henderson Series				JPMorgan Insurance Trust				Oppenheimer Variable Account Funds
	Janus Henderson Forty Portfolio I-S	Janus Henderson Global Research Portfolio I-S	Janus Henderson Mid Cap Value Portfolio S-S	Janus Henderson Research Portfolio I-S	JPMorgan Insurance Trust Core Bond	JPMorgan Insurance Trust Mid Cap Value	JPMorgan Insurance Trust Small Cap Core	JPMorgan Insurance Trust US Equity	Oppenheimer Capital Appreciation
	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020
REVENUE
Dividend income	$48,566	244,523	33,224	124,500	9,011	62,568	36,383	7,044	—

EXPENSES
Administrative, mortality and expense risk charges	80,029	447,125	42,767	400,359	6,229	57,380	48,541	12,509	22,246

Net investment income (loss)	$(31,463)	(202,602)	(9,543)	(275,859)	2,782	5,188	(12,158)	(5,465)	(22,246)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on sale of investments	$269,351	2,373,930	(240,199)	1,857,414	540	(11,288)	(134,766)	21,086	54,202
Capital gain distributions	457,318	1,789,104	64,022	2,458,576	—	261,050	239,608	56,806	242,112

Net realized gain (loss) on investments	726,669	4,163,034	(176,177)	4,315,990	540	249,762	104,842	77,892	296,314
Change in unrealized appreciation (depreciation) of investments	1,546,962	1,995,875	39,339	4,409,810	21,081	(382,757)	316,685	135,178	228,796

Net realized and unrealized gain (loss) on investments	$2,273,631	6,158,909	(136,838)	8,725,800	21,621	(132,995)	421,527	213,070	525,110

Net Increase (Decrease) in Contract Owners’ Equity Resulting from Operations	$2,242,168	5,956,307	(146,381)	8,449,941	24,403	(127,807)	409,369	207,605	502,864

See accompanying notes to financial statements

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Statement of Operations

For the year ended December 31, 2020

	Oppenheimer Variable Account Funds					PIMCO Variable Insurance Trust		Voya Global Resources Trust	Voya Investors Trust
	Oppenheimer Discovery Mid Cap Growth Fund S-S	Oppenheimer Global Fund S-S	Oppenheimer Global Strategic Income VA	Oppenheimer Main Street	Oppenheimer Main Street Small Cap Fund S-S	PIMCO PVIT International Bond (U.S. Dollar- Hedged)	PIMCO Low Duration ADM	Voya Global High Dividend Low Volatility Portfolio	VY JPMorgan Emerging Markets Equity Portfolio Class I
	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020
REVENUE
Dividend income	$—	74,732	142,136	40,685	21,437	244	—	57,649	25,308

EXPENSES
Administrative, mortality and expense risk charges	17,992	227,472	36,687	49,248	80,657	57	—	33,990	56,103

Net investment income (loss)	$(17,992)	(152,740)	105,449	(8,563)	(59,220)	187	—	23,659	(30,795)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on sale of investments	$(2,615)	1,104,315	(85,626)	(69,006)	(241,796)	2	—	7,762	52,844
Capital gain distributions	111,522	619,733	—	344,552	85,484	—	—	—	275,752

Net realized gain (loss) on investments	108,907	1,724,048	(85,626)	275,546	(156,312)	2	—	7,762	328,596
Change in unrealized appreciation (depreciation) of investments	348,151	2,452,070	6,431	122,428	1,233,749	(23)	—	(123,073)	897,877

Net realized and unrealized gain (loss) on investments	$457,058	4,176,118	(79,195)	397,974	1,077,437	(21)	—	(115,311)	1,226,473

Net Increase (Decrease) in Contract Owners’ Equity Resulting from Operations	$439,066	4,023,378	26,254	389,411	1,018,217	166	—	(91,652)	1,195,678

See accompanying notes to financial statements

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Statement of Changes in Contract Owners’ Equity

For the year ended December 31, 2020

	Alger Portfolios					American Century Variable Portfolios, Inc.		BNY Mellon Investment Portfolios
	Alger Balanced	Alger Capital Appreciation	Alger Large Cap Growth I-2	Alger Mid Cap Growth I-2	Alger Small Cap Growth I-2	American Century VP Disciplined Core Value	American Century VP Value	BNY Mellon IP, MidCap Stock Portfolio - Initial Shares	BNY Mellon IP, MidCap Stock Portfolio - Service Shares
	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 1 2/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020
OPERATIONS
Net investment income (loss)	$(28,745)	(705,057)	(143,862)	(133,409)	(20,837)	44,787	79,904	(119,454)	(21,981)
Net realized gain (loss) on investments	432,539	9,170,033	2,533,473	2,540,209	1,168,995	1,123,884	743,285	(726,966)	(248,262)
Change in unrealized appreciation (depreciation) of investments	1,250,898	8,373,544	4,097,153	2,707,393	3,135,791	(419,749)	(1,057,935)	2,083,279	366,940

Net increase (decrease) in contract owners’ equity resulting from operations	1,654,692	16,838,520	6,486,764	5,114,193	4,283,949	748,922	(234,746)	1,236,859	96,697

CONTRACT OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	200	4,900	98,019	64,444	55,585	99,798	133,180	—	77,989
Net transfer (to) from affiliate and subaccounts	441,848	(1,586,287)	(156,785)	481,325	175,448	(221,402)	(319,959)	(570,269)	(301,790)
Payments for redemptions	(1,276,509)	(2,823,737)	(1,256,125)	(1,582,736)	(1,238,934)	(1,596,083)	(789,541)	(1,655,557)	(632,189)
Guaranteed retirement income benefit, maintenance fees, and other fees	(45,927)	(118,991)	—	—	—	—	—	(49,650)	—
Annuity payout reserve adjustment	—	—	—	—	(1)	—	(4)	—	—

Net increase (decrease) from contract owners’ equity transactions	(880,388)	(4,524,115)	(1,314,891)	(1,036,967)	(1,007,902)	(1,717,687)	(976,324)	(2,275,476)	(855,990)

Total increase (decrease) in contract owners’ equity	774,304	12,314,405	5,171,873	4,077,226	3,276,047	(968,765)	(1,211,070)	(1,038,617)	(759,293)

CONTRACT OWNERS’ EQUITY
Beginning of period	20,471,468	46,702,815	11,136,273	9,002,957	7,356,617	9,590,474	10,555,817	25,564,632	3,844,733

End of period	$21,245,772	59,017,220	16,308,146	13,080,183	10,632,664	8,621,709	9,344,747	24,526,015	3,085,440

See accompanying notes to financial statements

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Statement of Changes in Contract Owners’ Equity

For the year ended December 31, 2020

	BNY Mellon Sustainable U.S. Equity Funds		Deutsche Variable Series I
	BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Initial Shares	BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares	DWS Bond VIP A	DWS Capital Growth VIP A	DWS Capital Growth VIP B	DWS Core Equity VIP A	DWS Core Equity VIP B	DWS CROCI® International VIP A	DWS CROCI® International VIP B	DWS Global Small Cap VIP A
	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020
OPERATIONS
Net investment income (loss)	$(16,900)	(33)	299,246	(1,737,111)	(4,451)	(7,999)	(295)	255,118	415	(126,295)
Net realized gain (loss) on investments	118,433	60	338,345	23,757,661	21,004	2,342,599	13,346	(389,331)	(502)	(1,920,486)
Change in unrealized appreciation (depreciation) of investments	1,004,960	750	1,060,342	41,856,639	71,586	3,743,287	(7,224)	161,782	287	5,155,468

Net increase (decrease) in contract owners’ equity resulting from operations	1,106,493	777	1,697,933	63,877,189	88,139	6,077,887	5,827	27,569	200	3,108,687

CONTRACT OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	3,653	—	78,704	177,381	—	17,682	—	71,557	—	885
Net transfer (to) from affiliate and subaccounts	200,937	—	2,858,338	(7,295,195)	—	(2,362,652)	360	121,574	—	(940,991)
Payments for redemptions	(313,562)	(1)	(2,158,701)	(15,174,008)	(650)	(3,305,448)	(80,545)	(555,388)	—	(1,237,901)
Guaranteed retirement income benefit, maintenance fees, and other fees	(5,747)	—	(36,659)	(280,460)	—	(90,011)	—	(24,759)	—	(48,498)
Annuity payout reserve adjustment	—	—	483	13,052	—	490	—	580	—	—

Net increase (decrease) from contract owners’ equity transactions	(114,719)	(1)	742,165	(22,559,230)	(650)	(5,739,939)	(80,185)	(386,436)	—	(2,226,505)

Total increase (decrease) in contract owners’ equity	991,774	776	2,440,098	41,317,959	87,489	337,948	(74,358)	(358,867)	200	882,182

CONTRACT OWNERS’ EQUITY
Beginning of period	5,154,845	3,581	20,856,362	183,559,766	244,612	50,343,512	92,339	13,981,583	34,363	24,032,628

End of period	$6,146,619	4,357	23,296,460	224,877,725	332,101	50,681,460	17,981	13,622,716	34,563	24,914,810

See accompanying notes to financial statements

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Statement of Changes in Contract Owners’ Equity

For the year ended December 31, 2020

	Deutsche Variable Series II
	DWS CROCI® U.S. VIP A	DWS CROCI® U.S. VIP B	DWS Global Equity VIP A	DWS Global Income Builder VIP A	DWS Government & Agency Securities VIP A	DWS Government & Agency Securities VIP B	DWS Government Money Market VIP A	DWS High Income VIP A	DWS High Income VIP B	DWS International Growth VIP A
	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 2/27/2020	1/1/2020 to 2/27/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020
OPERATIONS
Net investment income (loss)	$724,181	216	(189,657)	1,498,390	(33,769)	(249)	(537,136)	1,528,446	277	14,914
Net realized gain (loss) on investments	4,375,026	7,420	2,748,419	1,978,001	20,393	(6,620)	(1)	(398,755)	(23)	893,216
Change in unrealized appreciation (depreciation) of investments	(17,894,846)	(31,866)	3,207,733	1,603,771	63,902	6,863	—	429,078	68	1,784,096

Net increase (decrease) in contract owners’ equity resulting from operations	(12,795,639)	(24,230)	5,766,495	5,080,162	50,526	(6)	(537,137)	1,558,769	322	2,692,226

CONTRACT OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	55,131	—	92,654	176,000	7,680	—	143,449	55,986	—	—
Net transfer (to) from affiliate and subaccounts	681,767	181	(1,734,692)	(1,358,745)	(15,463,448)	(20,842)	28,591,758	(1,016,074)	—	(53,254)
Payments for redemptions	(5,490,996)	—	(2,190,252)	(7,270,510)	(342,523)	(82,785)	(7,280,644)	(2,958,063)	1	(1,084,313)
Guaranteed retirement income benefit, maintenance fees, and other fees	(145,760)	—	(32,731)	(23,356)	—	—	(63,880)	(24,783)	—	(33,474)
Annuity payout reserve adjustment	1,405	—	1,327	16,308	(198,973)	—	205,873	6,166	—	—

Net increase (decrease) from contract owners’ equity transactions	(4,898,453)	181	(3,863,694)	(8,460,303)	(15,997,264)	(103,627)	21,596,556	(3,936,768)	1	(1,171,041)

Total increase (decrease) in contract owners’ equity	(17,694,092)	(24,049)	1,902,801	(3,380,141)	(15,946,738)	(103,633)	21,059,419	(2,377,999)	323	1,521,185

CONTRACT OWNERS’ EQUITY
Beginning of period	93,860,544	172,236	29,181,240	88,792,249	15,946,738	103,633	22,484,809	39,412,674	8,601	14,829,200

End of period	$76,166,452	148,187	31,084,041	85,412,108	—	—	43,544,228	37,034,675	8,924	16,350,385

See accompanying notes to financial statements

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Statement of Changes in Contract Owners’ Equity

For the year ended December 31, 2020

	Deutsche Variable Series II					Deutsche Investments VIT Funds	Fidelity Variable Insurance Products Funds
	DWS International Growth VIP B	DWS Multisector Income VIP A	DWS Small Mid Cap Growth VIP A	DWS Small Mid Cap Value VIP A	DWS Small Mid Cap Value VIP B	DWS Equity 500 Index VIP A	Fidelity VIP Asset Manager	Fidelity VIP Contrafund
	1/1/2020 to 12/31/2020	1/1/2020 to 2/27/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020
OPERATIONS
Net investment income (loss)	$(154)	(20,173)	(662,426)	20,393	(845)	207,276	3,177	(702,647)
Net realized gain (loss) on investments	23,870	(480,849)	(4,168,257)	1,947,634	8,952	5,416,437	28,262	4,056,634
Change in unrealized appreciation (depreciation) of investments	(22,861)	501,178	17,624,142	(3,657,776)	(12,044)	6,468,744	297,983	13,581,878

Net increase (decrease) in contract owners’ equity resulting from operations	855	156	12,793,459	(1,689,749)	(3,937)	12,092,457	329,422	16,935,865

CONTRACT OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	—	—	120,238	155,097	—	5,200	14,703	636,182
Net transfer (to) from affiliate and subaccounts	706	(8,554,095)	(2,624,611)	(1,220,580)	—	1,080,554	(83,012)	(3,668,297)
Payments for redemptions	(68,869)	(76,418)	(3,420,093)	(2,467,009)	1	(3,539,549)	(353,640)	(8,696,142)
Guaranteed retirement income benefit, maintenance fees, and other fees	—	—	(76,519)	(56,562)	—	(181,806)	—	—
Annuity payout reserve adjustment	—	—	205	998	—	—	—	(22,932)

Net increase (decrease) from contract owners’ equity transactions	(68,163)	(8,630,513)	(6,000,780)	(3,588,056)	1	(2,635,601)	(421,949)	(11,751,189)

Total increase (decrease) in contract owners’ equity	(67,308)	(8,630,357)	6,792,679	(5,277,805)	(3,936)	9,456,856	(92,527)	5,184,676

CONTRACT OWNERS’ EQUITY
Beginning of period	67,308	8,630,357	54,063,476	49,634,256	133,037	77,549,589	2,923,156	66,948,168

End of period	$—	—	60,856,155	44,356,451	129,101	87,006,445	2,830,629	72,132,844

See accompanying notes to financial statements

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Statement of Changes in Contract Owners’ Equity

For the year ended December 31, 2020

	Fidelity Variable Insurance Products Funds				Franklin Templeton Variable Insurance Products Trust
	Fidelity VIP Equity Income	Fidelity VIP Growth	Fidelity VIP Index 500	Fidelity VIP Index 500—SC	Franklin Mutual Global Discovery VIP Fund CL 2	Franklin Mutual Shares VIP Fund CL 2	Franklin Rising Dividends VIP Fund CL 2	Franklin Small Cap Value VIP Fund CL 2
	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020
OPERATIONS
Net investment income (loss)	$79,941	(468,290)	295,656	908	100,890	41,719	(3,831)	5,457
Net realized gain (loss) on investments	765,672	5,806,177	6,950,744	210,683	(1,009,195)	(10,622)	248,997	(207,376)
Change in unrealized appreciation (depreciation) of investments	(163,602)	8,604,044	3,523,172	78,759	(199,268)	(260,502)	552,458	288,669

Net increase (decrease) in contract owners’ equity resulting from operations	682,011	13,941,931	10,769,572	290,350	(1,107,573)	(229,405)	797,624	86,750

CONTRACT OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	118,491	297,088	676,293	6,493	174,703	43,233	80,351	66,040
Net transfer (to) from affiliate and subaccounts	(582,234)	3,768,457	(2,126,902)	(36,491)	(646,702)	(198,907)	(515,011)	(155,017)
Payments for redemptions	(1,430,619)	(3,269,350)	(7,119,326)	(241,656)	(1,739,399)	(143,690)	(973,924)	(395,276)
Guaranteed retirement income benefit, maintenance fees, and other fees	—	—	—	—	—	—	—	—
Annuity payout reserve adjustment	774	619	2,454	—	(312)	—	871	—

Net increase (decrease) from contract owners’ equity transactions	(1,893,588)	796,814	(8,567,481)	(271,654)	(2,211,710)	(299,364)	(1,407,713)	(484,253)

Total increase (decrease) in contract owners’ equity	(1,211,577)	14,738,745	2,202,091	18,696	(3,319,283)	(528,769)	(610,089)	(397,503)

CONTRACT OWNERS’ EQUITY
Beginning of period	19,402,707	31,703,320	73,551,512	2,048,982	14,435,939	3,616,351	7,265,331	4,784,235

End of period	$18,191,130	46,442,065	75,753,603	2,067,678	11,116,656	3,087,582	6,655,242	4,386,732

See accompanying notes to financial statements

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Statement of Changes in Contract Owners’ Equity

For the year ended December 31, 2020

	Franklin Templeton Variable Insurance Products Trust			Invesco Variable Insurance Funds				Janus Henderson Series
	Franklin Strategic Income VIP Fund CL 2	Franklin U.S. Government Securities VIP Fund CL 2	Templeton Developing Markets VIP Fund CL 2	Invesco V.I. Diversified Dividend Fund Series I	Invesco V.I. Global Real Estate Fund Series I	Invesco V.I. Health Care Fund	Invesco V.I. Managed Volatility Fund Series I	Janus Henderson Balanced Portfolio I-S	Janus Henderson Enterprise Portfolio I-S
	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020
OPERATIONS
Net investment income (loss)	$134,994	43,797	65,347	12,128	113,464	(20,924)	45,816	309,166	(668,080)
Net realized gain (loss) on investments	(35,264)	(20,423)	138,087	9,394	63,766	44,298	102,317	4,426,861	8,251,783
Change in unrealized appreciation (depreciation) of investments	(43,675)	6,093	84,439	(43,680)	(766,397)	218,238	(424,253)	3,212,153	1,656,229

Net increase (decrease) in contract owners’ equity resulting from operations	56,055	29,467	287,873	(22,158)	(589,167)	241,612	(276,120)	7,948,180	9,239,932

CONTRACT OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	42,437	31,616	39,174	2,112	43,043	13,833	7,596	788,579	377,735
Net transfer (to) from affiliate and subaccounts	134,563	683,119	(252,020)	(52,349)	239,093	(90,057)	(537,856)	(1,239,205)	(1,976,383)
Payments for redemptions	(633,074)	(221,568)	(415,589)	(23,135)	(653,375)	(110,495)	(520,143)	(7,033,082)	(4,651,653)
Guaranteed retirement income benefit, maintenance fees, and other fees	—	—	—	—	—	—	(11,594)	—	—
Annuity payout reserve adjustment	256	—	527	—	—	—	—	(38,190)	1,108

Net increase (decrease) from contract owners’ equity transactions	(455,818)	493,167	(627,908)	(73,372)	(371,239)	(186,719)	(1,061,997)	(7,521,898)	(6,249,193)

Total increase (decrease) in contract owners’ equity	(399,763)	522,634	(340,035)	(95,530)	(960,406)	54,893	(1,338,117)	426,282	2,990,739

CONTRACT OWNERS’ EQUITY
Beginning of period	3,989,735	1,357,511	2,935,498	846,874	4,153,434	2,195,863	8,336,984	69,708,202	59,124,524

End of period	$3,589,972	1,880,145	2,595,463	751,344	3,193,028	2,250,756	6,998,867	70,134,484	62,115,263

See accompanying notes to financial statements

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Statement of Changes in Contract Owners’ Equity

For the year ended December 31, 2020

	Janus Henderson Series				JPMorgan Insurance Trust				Oppenheimer Variable Account Funds
	Janus Henderson Forty Portfolio I-S	Janus Henderson Global Research Portfolio I-S	Janus Henderson Mid Cap Value Portfolio S-S	Janus Henderson Research Portfolio I-S	JPMorgan Insurance Trust Core Bond	JPMorgan Insurance Trust Mid Cap Value	JPMorgan Insurance Trust Small Cap Core	JPMorgan Insurance Trust US Equity	Oppenheimer Capital Appreciation
	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020
OPERATIONS
Net investment income (loss)	$(31,463)	(202,602)	(9,543)	(275,859)	2,782	5,188	(12,158)	(5,465)	(22,246)
Net realized gain (loss) on investments	726,669	4,163,034	(176,177)	4,315,990	540	249,762	104,842	77,892	296,314
Change in unrealized appreciation (depreciation) of investments	1,546,962	1,995,875	39,339	4,409,810	21,081	(382,757)	316,685	135,178	228,796

Net increase (decrease) in contract owners’ equity resulting from operations	2,242,168	5,956,307	(146,381)	8,449,941	24,403	(127,807)	409,369	207,605	502,864

CONTRACT OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	—	344,215	45,070	710,019	7,567	31,344	38,817	8,785	13,378
Net transfer (to) from affiliate and subaccounts	4,443,194	(602,005)	(111,248)	(1,586,598)	156,417	(10,434)	(66,909)	(87,360)	(210,852)
Payments for redemptions	(197,143)	(2,984,107)	(845,756)	(2,194,469)	(12,440)	(491,171)	(452,178)	(43,208)	(169,122)
Guaranteed retirement income benefit, maintenance fees, and other fees	(14,410)	—	—	—	—	—	—	—	—
Annuity payout reserve adjustment	—	690	—	1,641	—	—	—	—	—

Net increase (decrease) from contract owners’ equity transactions	4,231,641	(3,241,207)	(911,934)	(3,069,407)	151,544	(470,261)	(480,270)	(121,783)	(366,596)

Total increase (decrease) in contract owners’ equity	6,473,809	2,715,100	(1,058,315)	5,380,534	175,947	(598,068)	(70,901)	85,822	136,268

CONTRACT OWNERS’ EQUITY
Beginning of period	2,632,059	35,956,596	3,998,490	29,455,733	328,908	5,375,308	4,395,258	991,799	1,690,510

End of period	$9,105,868	38,671,696	2,940,175	34,836,267	504,855	4,777,240	4,324,357	1,077,621	1,826,778

See accompanying notes to financial statements

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Statement of Changes in Contract Owners’ Equity

For the year ended December 31, 2020

	Oppenheimer Variable Account Funds					PIMCO Variable Insurance Trust		Voya Global Resources Trust	Voya Investors Trust
	Oppenheimer Discovery Mid Cap Growth Fund S-S	Oppenheimer Global Fund S-S	Oppenheimer Global Strategic Income VA	Oppenheimer Main Street	Oppenheimer Main Street Small Cap Fund S-S	PIMCO PVIT International Bond (U.S. Dollar- Hedged)	PIMCO Low Duration ADM	Voya Global High Dividend Low Volatility Portfolio	VY JPMorgan Emerging Markets Equity Portfolio Class I
	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020
OPERATIONS
Net investment income (loss)	$(17,992)	(152,740)	105,449	(8,563)	(59,220)	187	—	23,659	(30,795)
Net realized gain (loss) on investments	108,907	1,724,048	(85,626)	275,546	(156,312)	2	—	7,762	328,596
Change in unrealized appreciation (depreciation) of investments	348,151	2,452,070	6,431	122,428	1,233,749	(23)	—	(123,073)	897,877

Net increase (decrease) in contract owners’ equity resulting from operations	439,066	4,023,378	26,254	389,411	1,018,217	166	—	(91,652)	1,195,678

CONTRACT OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	8,565	230,759	62,206	26,125	83,605	—	—	26,939	21,949
Net transfer (to) from affiliate and subaccounts	57,514	(587,094)	(105,325)	(100,400)	(343,876)	—	—	(58,244)	(318,781)
Payments for redemptions	(106,712)	(2,151,205)	(346,701)	(489,661)	(816,071)	—	—	(195,470)	(465,148)
Guaranteed retirement income benefit, maintenance fees, and other fees	—	—	—	—	—	—	—	—	—
Annuity payout reserve adjustment	—	—	—	—	—	—	—	87	887

Net increase (decrease) from contract owners’ equity transactions	(40,633)	(2,507,540)	(389,820)	(563,936)	(1,076,342)	—	—	(226,688)	(761,093)

Total increase (decrease) in contract owners’ equity	398,433	1,515,838	(363,566)	(174,525)	(58,125)	166	—	(318,340)	434,585

CONTRACT OWNERS’ EQUITY
Beginning of period	1,312,247	18,522,053	3,071,552	4,054,688	7,186,141	4,049	5	3,038,251	4,775,103

End of period	$1,710,680	20,037,891	2,707,986	3,880,163	7,128,016	4,215	5	2,719,911	5,209,688

See accompanying notes to financial statements

ZALICO Variable Annuity Separate Account

Statement of Changes in Contract Owners’ Equity

For the year ended December 31, 2019

	Alger Portfolios					American Century Variable Portfolios, Inc.	American Century Variable Portfolios, Inc.	BNY Mellon Investment Portfolios
	Alger Balanced	Alger Capital Appreciation	Alger Large Cap Growth I-2	Alger Mid Cap Growth I-2	Alger Small Cap Growth I-2	American Century VP Income & Growth	American Century VP Value	BNY Mellon IP, MidCap Stock Portfolio - Initial Shares	BNY Mellon IP, MidCap Stock Portfolio - Service Shares
	1/1/2019 to 12/31/2019	1/1/2019 to 12/31/2019	1/1/2019 to 12/31/2019	1/1/2019 to 12/31/2019	1/1/2019 to 12/31/2019	1/1/2019 to 12/31/2019	1/1/2019 to 12/31/2019	1/1/2019 to 12/31/2019	1/1/2019 to 12/31/2019
OPERATIONS
Net investment income (loss)	$34,231	(615,434)	(144,382)	(123,257)	(97,142)	68,114	80,874	(190,671)	(37,979)
Net realized gain (loss) on investments	888,493	5,717,210	611,780	2,037,822	305,068	1,372,694	1,607,573	1,091,762	145,218
Change in unrealized appreciation (depreciation) of investments	2,013,785	6,709,771	1,979,612	306,708	1,508,254	389,054	645,531	3,325,299	558,456

Net increase (decrease) in contract owners’ equity resulting from operations	2,936,509	11,811,547	2,447,010	2,221,273	1,716,180	1,829,862	2,333,978	4,226,390	665,695

CONTRACT OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	—	2,600	80,879	269,057	108,011	158,817	242,948	—	102,614
Net transfer (to) from affiliate and subaccounts	2,144,815	(1,687,469)	32,931	113,323	(231,172)	(34,020)	(428,512)	(960,403)	(220,528)
Payments for redemptions	(751,310)	(1,936,769)	(1,399,539)	(1,589,906)	(538,138)	(796,061)	(1,399,461)	(1,386,423)	(549,760)
Guaranteed retirement income benefit, maintenance fees, and other fees	(42,423)	(104,234)	—	—	—	—	—	(59,715)	—
Annuity payout reserve adjustment	—	—	—	—	(1)	—	(3,475)	—	—

Net increase (decrease) from contract owners’ equity transactions	1,351,082	(3,725,872)	(1,285,729)	(1,207,526)	(661,300)	(671,264)	(1,588,500)	(2,406,541)	(667,674)

Total increase (decrease) in contract owners’ equity	4,287,591	8,085,675	1,161,281	1,013,747	1,054,880	1,158,598	745,478	1,819,849	(1,979)

CONTRACT OWNERS’ EQUITY
Beginning of period	16,183,877	38,617,140	9,974,992	7,989,210	6,301,737	8,431,876	9,810,339	23,744,783	3,846,712

End of period	$20,471,468	46,702,815	11,136,273	9,002,957	7,356,617	9,590,474	10,555,817	25,564,632	3,844,733

See accompanying notes to financial statements

ZALICO Variable Annuity Separate Account

Statement of Changes in Contract Owners’ Equity

For the year ended December 31, 2019

	BNY Mellon Sustainable U.S. Equity Fund		Deutsche Variable Series I
	BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Initial Shares	BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares	DWS Bond VIP A	DWS Capital Growth VIP A	DWS Capital Growth VIP B	DWS Core Equity VIP A	DWS Core Equity VIP B	DWS CROCI® International VIP A	DWS CROCI® International VIP B	DWS Global Small Cap VIP A
	1/1/2019 to 12/31/2019	1/1/2019 to 12/31/2019	1/1/2019 to 12/31/2019	1/1/2019 to 12/31/2019	1/1/2019 to 12/31/2019	1/1/2019 to 12/31/2019	1/1/2019 to 12/31/2019	1/1/2019 to 12/31/2019	1/1/2019 to 12/31/2019	1/1/2019 to 12/31/2019
OPERATIONS
Net investment income (loss)	$2,348	(18)	313,137	(1,638,712)	(3,852)	(143,675)	(834)	213,561	268	(328,490)
Net realized gain (loss) on investments	193,528	277	(80,262)	25,977,161	28,405	6,755,440	10,376	(290,929)	(474)	(279,996)
Change in unrealized appreciation (depreciation) of investments	1,073,906	675	1,498,754	26,590,185	38,919	5,241,919	11,335	2,485,348	5,688	4,744,494

Net increase (decrease) in contract owners’ equity resulting from operations	1,269,782	934	1,731,629	50,928,634	63,472	11,853,684	20,877	2,407,980	5,482	4,136,008

CONTRACT OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	68,497	—	195,293	283,255	—	24,635	—	27,281	—	1,675
Net transfer (to) from affiliate and subaccounts	124,491	4	1,518,629	(4,942,231)	(29)	(1,741,683)	3	(131,834)	—	(952,847)
Payments for redemptions	(227,086)	(1,387)	(1,543,680)	(12,605,812)	(5,525)	(3,257,170)	(7,660)	(718,223)	(4)	(1,016,517)
Guaranteed retirement income benefit, maintenance fees, and other fees	(4,686)	—	(30,891)	(240,956)	—	(95,468)	—	(26,537)	—	(53,524)
Annuity payout reserve adjustment	—	—	(3,235)	23,112	—	404	—	516	—	—

Net increase (decrease) from contract owners’ equity transactions	(38,784)	(1,383)	136,116	(17,482,632)	(5,554)	(5,069,282)	(7,657)	(848,797)	(4)	(2,021,213)

Total increase (decrease) in contract owners’ equity	1,230,998	(449)	1,867,745	33,446,002	57,918	6,784,402	13,220	1,559,183	5,478	2,114,795

CONTRACT OWNERS’ EQUITY
Beginning of period	3,923,847	4,030	18,988,617	150,113,764	186,694	43,559,110	79,119	12,422,400	28,885	21,917,833

End of period	$5,154,845	3,581	20,856,362	183,559,766	244,612	50,343,512	92,339	13,981,583	34,363	24,032,628

See accompanying notes to financial statements

ZALICO Variable Annuity Separate Account

Statement of Changes in Contract Owners’ Equity

For the year ended December 31, 2019

	Deutsche Variable Series II
	DWS Global Equity VIP A	DWS International Growth VIP A	DWS International Growth VIP B	DWS Global Income Builder VIP A	DWS Government & Agency Securities VIP A	DWS Government & Agency Securities VIP B	DWS Government Money Market VIP A	DWS High Income VIP A	DWS High Income VIP B
	1/1/2019 to 12/31/2019	1/1/2019 to 12/31/2019	1/1/2019 to 12/31/2019	1/1/2019 to 12/31/2019	1/1/2019 to 12/31/2019	1/1/2019 to 12/31/2019	1/1/2019 to 12/31/2019	1/1/2019 to 12/31/2019	1/1/2019 to 12/31/2019
OPERATIONS
Net investment income (loss)	$(236,524)	(20,838)	(421)	2,219,397	214,026	593	86,113	1,747,307	297
Net realized gain (loss) on investments	3,220,580	881,505	1,098	(26,987)	(169,137)	(642)	—	(494,505)	(156)
Change in unrealized appreciation (depreciation) of investments	5,025,104	2,640,964	14,313	12,689,983	756,838	4,289	—	3,884,492	900

Net increase (decrease) in contract owners’ equity resulting from operations	8,009,160	3,501,631	14,990	14,882,393	801,727	4,240	86,113	5,137,294	1,041

CONTRACT OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	99,881	—	—	323,576	45,991	—	206,158	94,028	—
Net transfer (to) from affiliate and subaccounts	(1,243,115)	(345,030)	—	(483,414)	718,474	5	8,837	1,531,630	—
Payments for redemptions	(1,988,777)	(550,727)	(1)	(9,339,708)	(2,057,801)	(2,913)	(4,368,506)	(4,467,860)	(666)
Guaranteed retirement income benefit, maintenance fees, and other fees	(32,804)	(32,995)	—	(24,369)	(22,104)	—	(25,950)	(27,057)	—
Annuity payout reserve adjustment	898	—	—	8,324	222	—	3,102	13,853	—

Net increase (decrease) from contract owners’ equity transactions	(3,163,917)	(928,752)	(1)	(9,515,591)	(1,315,218)	(2,908)	(4,176,359)	(2,855,406)	(666)
Total increase (decrease) in contract owners’ equity	4,845,243	2,572,879	14,989	5,366,802	(513,491)	1,332	(4,090,246)	2,281,888	375

CONTRACT OWNERS’ EQUITY
Beginning of period	24,335,997	12,256,321	52,319	83,425,447	16,460,229	102,301	26,575,055	37,130,786	8,226

End of period	$29,181,240	14,829,200	67,308	88,792,249	15,946,738	103,633	22,484,809	39,412,674	8,601

See accompanying notes to financial statements

ZALICO Variable Annuity Separate Account

Statement of Changes in Contract Owners’ Equity

For the year ended December 31, 2019

	Deutsche Variable Series II						Deutsche Investments VIT Funds		Fidelity Variable Insurance Products Funds
	DWS CROCI® U.S. VIP A	DWS CROCI® U.S. VIP B	DWS Small Mid Cap Growth VIP A	DWS Small Mid Cap Value VIP A	DWS Small Mid Cap Value VIP B	DWS Multisector Income VIP A	DWS Equity 500 Index VIP A	DWS Equity 500 Index VIP B2	Fidelity VIP Asset Manager
	1/1/2019 to 12/31/2019	1/1/2019 to 12/31/2019	1/1/2019 to 12/31/2019	1/1/2019 to 12/31/2019	1/1/2019 to 12/31/2019	1/1/2019 to 12/31/2019	1/1/2019 to 12/31/2019	1/1/2019 to 12/31/2019	1/1/2019 to 12/31/2019
OPERATIONS
Net investment income (loss)	$453,038	(539)	(733,827)	(309,468)	(1,956)	210,527	406,213	(1)	12,194
Net realized gain (loss) on investments	9,023,777	13,307	4,459,233	4,780,853	10,703	(169,020)	4,251,693	6	120,970
Change in unrealized appreciation (depreciation) of investments	13,960,076	27,236	6,062,960	4,311,650	12,835	575,293	13,447,121	86	300,636

Net increase (decrease) in contract owners’ equity resulting from operations	23,436,891	40,004	9,788,366	8,783,035	21,582	616,800	18,105,027	91	433,800

CONTRACT OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	333,951	—	221,211	414,755	—	2,377	9,100	—	14,972
Net transfer (to) from affiliate and subaccounts	(1,758,306)	(142)	(684,661)	(1,273,459)	(15)	621,068	(532,371)	5	31,542
Payments for redemptions	(5,194,297)	(2,532)	(3,756,638)	(4,079,278)	(5,038)	(610,359)	(2,423,095)	(1,502)	(260,038)
Guaranteed retirement income benefit, maintenance fees, and other fees	(177,020)	—	(82,699)	(70,325)	—	(18,083)	(173,217)	—	—
Annuity payout reserve adjustment	1,538	—	146	1,186	—	—	—	—	—

Net increase (decrease) from contract owners’ equity transactions	(6,794,134)	(2,674)	(4,302,641)	(5,007,121)	(5,053)	(4,997)	(3,119,583)	(1,497)	(213,524)

Total increase (decrease) in contract owners’ equity	16,642,757	37,330	5,485,725	3,775,914	16,529	611,803	14,985,444	(1,406)	220,276

CONTRACT OWNERS’ EQUITY
Beginning of period	77,217,787	134,906	48,577,751	45,858,342	116,508	8,018,554	62,564,145	1,406	2,702,880

End of period	$93,860,544	172,236	54,063,476	49,634,256	133,037	8,630,357	77,549,589	—	2,923,156

See accompanying notes to financial statements

ZALICO Variable Annuity Separate Account

Statement of Changes in Contract Owners’ Equity

For the year ended December 31, 2019

	Fidelity Variable Insurance Products Funds					Franklin Templeton Variable Insurance Products
	Fidelity VIP Contrafund	Fidelity VIP Equity Income	Fidelity VIP Growth	Fidelity VIP Index 500	Fidelity VIP Index 500 - SC	Franklin Mutual Global Discovery VIP Fund CL 2	Franklin Mutual Shares VIP Fund CL 2	Franklin Rising Dividends VIP Fund CL 2	Franklin Small Cap Value VIP Fund CL 2
	1/1/2019 to 12/31/2019	1/1/2019 to 12/31/2019	1/1/2019 to 12/31/2019	1/1/2019 to 12/31/2019	1/1/2019 to 12/31/2019	1/1/2019 to 12/31/2019	1/1/2019 to 12/31/2019	1/1/2019 to 12/31/2019	1/1/2019 to 12/31/2019
OPERATIONS
Net investment income (loss)	$(548,357)	119,600	(318,732)	435,146	4,913	37,091	15,354	(4,228)	(13,340)
Net realized gain (loss) on investments	10,248,389	1,604,427	3,395,032	5,648,819	252,387	1,272,015	422,446	1,087,867	348,271
Change in unrealized appreciation (depreciation) of investments	6,641,070	2,489,693	5,126,783	11,301,188	262,433	1,567,119	233,207	640,490	660,878

Net increase (decrease) in contract owners’ equity resulting from operations	16,341,102	4,213,720	8,203,083	17,385,153	519,733	2,876,225	671,007	1,724,129	995,809

CONTRACT OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	1,024,810	232,903	236,200	748,101	11,685	262,575	54,921	83,922	74,813
Net transfer (to) from affiliate and subaccounts	(1,227,110)	25,175	(177,209)	2,631,225	(43,799)	(261,461)	(135,990)	(63,239)	150,783
Payments for redemptions	(5,940,019)	(2,172,210)	(2,606,484)	(7,118,809)	(316,382)	(1,690,215)	(337,018)	(1,032,699)	(617,968)
Guaranteed retirement income benefit, maintenance fees, and other fees	—	—	—	—	—	—	—	—	—
Annuity payout reserve adjustment	(8,272)	689	(6,893)	(5,951)	—	(1,515)	—	1,061	—

Net increase (decrease) from contract owners’ equity transactions	(6,150,591)	(1,913,443)	(2,554,386)	(3,745,434)	(348,496)	(1,690,616)	(418,087)	(1,010,955)	(392,372)

Total increase (decrease) in contract owners’ equity	10,190,511	2,300,277	5,648,697	13,639,719	171,237	1,185,609	252,920	713,174	603,437

CONTRACT OWNERS’ EQUITY
Beginning of period	56,757,657	17,102,430	26,054,623	59,911,793	1,877,745	13,250,330	3,363,431	6,552,157	4,180,798

End of period	$66,948,168	19,402,707	31,703,320	73,551,512	2,048,982	14,435,939	3,616,351	7,265,331	4,784,235

See accompanying notes to financial statements

ZALICO Variable Annuity Separate Account

Statement of Changes in Contract Owners’ Equity

For the year ended December 31, 2019

	Franklin Templeton Variable Insurance Products Trust			Invesco Variable Insurance Funds				Janus Henderson Series
	Franklin Strategic Income VIP Fund CL 2	Franklin U.S. Government Securities VIP Fund CL 2	Templeton Developing Markets VIP Fund CL 2	Invesco V.I. Diversified Dividend Fund Series I	Invesco V.I. Health Care Fund	Invesco V.I. Global Real Estate Fund Series I	Invesco V.I. Managed Volatility Fund Series I	Janus Henderson Balanced Portfolio I-S	Janus Henderson Enterprise Portfolio I-S
	1/1/2019 to 12/31/2019	1/1/2019 to 12/31/2019	1/1/2019 to 12/31/2019	1/1/2019 to 12/31/2019	1/1/2019 to 12/31/2019	1/1/2019 to 12/31/2019	1/1/2019 to 12/31/2019	1/1/2019 to 12/31/2019	1/1/2019 to 12/31/2019
OPERATIONS
Net investment income (loss)	$156,224	20,147	(9,299)	13,256	(26,813)	120,512	(3,090)	393,650	(631,506)
Net realized gain (loss) on investments	536	(6,375)	(18,785)	65,549	(111,529)	82,200	281,144	4,795,950	6,688,520
Change in unrealized appreciation (depreciation) of investments	112,049	33,246	645,495	97,662	693,789	547,160	992,393	7,460,627	9,769,969

Net increase (decrease) in contract owners’ equity resulting from operations	268,809	47,018	617,411	176,467	555,447	749,872	1,270,447	12,650,227	15,826,983

CONTRACT OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	96,278	26,493	147,886	3,291	20,315	275,095	10,451	1,178,514	505,651
Net transfer (to) from affiliate and subaccounts	(93,135)	190,190	(107,261)	10,363	(37,103)	(105,805)	(238,737)	1,185,730	(638,991)
Payments for redemptions	(506,013)	(104,188)	(325,500)	(116,812)	(298,656)	(365,892)	(507,848)	(7,702,606)	(4,910,018)
Guaranteed retirement income benefit, maintenance fees, and other fees	—	—	—	—	—	—	(13,932)	—	—
Annuity payout reserve adjustment	371	—	542	—	—	—	—	10,798	1,136

Net increase (decrease) from contract owners’ equity transactions	(502,499)	112,495	(284,333)	(103,158)	(315,444)	(196,602)	(750,066)	(5,327,564)	(5,042,222)

Total increase (decrease) in contract owners’ equity	(233,690)	159,513	333,078	73,309	240,003	553,270	520,381	7,322,663	10,784,761

CONTRACT OWNERS’ EQUITY
Beginning of period	4,223,425	1,197,998	2,602,420	773,565	1,955,860	3,600,164	7,816,603	62,385,539	48,339,763

End of period	$3,989,735	1,357,511	2,935,498	846,874	2,195,863	4,153,434	8,336,984	69,708,202	59,124,524

See accompanying notes to financial statements

ZALICO Variable Annuity Separate Account

Statement of Changes in Contract Owners’ Equity

For the year ended December 31, 2019

	Janus Henderson Series				JPMorgan Insurance Trust				Oppenheimer Variable Account Funds
	Janus Henderson Forty Portfolio I-S	Janus Henderson Global Research Portfolio I-S	Janus Henderson Research Portfolio I-S	Janus Henderson Mid Cap Value Portfolio S-S	JPMorgan Insurance Trust Core Bond	JPMorgan Insurance Trust Mid Cap Value	JPMorgan Insurance Trust Small Cap Core	JPMorgan Insurance Trust US Equity	Oppenheimer Capital Appreciation
	1/1/2019 to 12/31/2019	1/1/2019 to 12/31/2019	1/1/2019 to 12/31/2019	1/1/2019 to 12/31/2019	1/1/2019 to 12/31/2019	1/1/2019 to 12/31/2019	1/1/2019 to 12/31/2019	1/1/2019 to 12/31/2019	1/1/2019 to 12/31/2019
OPERATIONS
Net investment income (loss)	$(21,359)	(114,156)	(238,881)	(12,808)	2,482	15,895	(39,839)	(3,949)	(20,887)
Net realized gain (loss) on investments	244,674	4,219,644	3,870,879	256,765	(1,091)	673,413	527,784	89,094	126,500
Change in unrealized appreciation (depreciation) of investments	227,578	4,014,169	4,151,520	685,751	17,438	484,031	367,871	132,528	331,834

Net increase (decrease) in contract owners’ equity resulting from operations	450,893	8,119,657	7,783,518	929,708	18,829	1,173,339	855,816	217,673	437,447

CONTRACT OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	527	455,224	138,951	47,954	6,507	167,880	44,908	62,863	82,211
Net transfer (to) from affiliate and subaccounts	1,797,441	(333,095)	(516,902)	(72,143)	48,878	(146,479)	11,286	93,693	40,530
Payments for redemptions	(34,276)	(3,123,107)	(1,987,549)	(312,158)	(18,818)	(698,421)	(349,369)	(112,779)	(171,817)
Guaranteed retirement income benefit, maintenance fees, and other fees	(1,395)	—	—	—	—	—	—	—	—
Annuity payout reserve adjustment	—	777	1,783	—	—	—	—	—	—

Net increase (decrease) from contract owners’ equity transactions	1,762,297	(3,000,201)	(2,363,717)	(336,347)	36,567	(677,020)	(293,175)	43,777	(49,076)

Total increase (decrease) in contract owners’ equity	2,213,190	5,119,456	5,419,801	593,361	55,396	496,319	562,641	261,450	388,371

CONTRACT OWNERS’ EQUITY
Beginning of period	418,869	30,837,140	24,035,932	3,405,129	273,512	4,878,989	3,832,617	730,349	1,302,139

End of period	$2,632,059	35,956,596	29,455,733	3,998,490	328,908	5,375,308	4,395,258	991,799	1,690,510

See accompanying notes to financial statements

ZALICO Variable Annuity Separate Account

Statement of Changes in Contract Owners’ Equity

For the year ended December 31, 2019

	Oppenheimer Variable Account Funds					PIMCO Variable Insurance Trust		Voya Global Resources Trust	Voya Investors Trust
	Oppenheimer Discovery Mid Cap Growth Fund S-S	Oppenheimer Global Fund S-S	Oppenheimer Global Strategic Income VA	Oppenheimer Main Street	Oppenheimer Main Street Small Cap Fund S-S	PIMCO PVIT International Bond (U.S. Dollar- Hedged)	PIMCO Low Duration ADM	Voya Global Equity Portfolio	VY JPMorgan Emerging Markets Equity Portfolio Class I
	1/1/2019 to 12/31/2019	1/1/2019 to 12/31/2019	1/1/2019 to 12/31/2019	1/1/2019 to 12/31/2019	1/1/2019 to 12/31/2019	1/1/2019 to 12/31/2019	1/1/2019 to 12/31/2019	1/1/2019 to 12/31/2019	1/1/2019 to 12/31/2019
OPERATIONS
Net investment income (loss)	$(15,913)	(120,683)	64,151	(20,447)	(95,502)	15	5	36,398	(52,887)
Net realized gain (loss) on investments	159,070	3,891,083	(66,190)	709,188	468,737	446	(988)	177,382	260,041
Change in unrealized appreciation (depreciation) of investments	211,718	722,276	277,556	285,206	1,142,135	(205)	980	318,117	973,754

Net increase (decrease) in contract owners’ equity resulting from operations	354,875	4,492,676	275,517	973,947	1,515,370	256	(3)	531,897	1,180,908

CONTRACT OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	35,369	373,281	60,497	108,666	108,088	—	—	28,284	46,433
Net transfer (to) from affiliate and subaccounts	(1,269)	(530,516)	(139,419)	(4,471)	(91,467)	(7,933)	(29,732)	(129,353)	(108,378)
Payments for redemptions	(30,114)	(1,516,138)	(271,422)	(361,838)	(852,873)	—	(1)	(188,694)	(371,358)
Guaranteed retirement income benefit, maintenance fees, and other fees	—	—	—	—	—	—	—	—	—
Annuity payout reserve adjustment	—	—	—	—	—	—	—	208	818

Net increase (decrease) from contract owners’ equity transactions	3,986	(1,673,373)	(350,344)	(257,643)	(836,252)	(7,933)	(29,733)	(289,555)	(432,485)

Total increase (decrease) in contract owners’ equity	358,861	2,819,303	(74,827)	716,304	679,118	(7,677)	(29,736)	242,342	748,423

CONTRACT OWNERS’ EQUITY
Beginning of period	953,386	15,702,750	3,146,379	3,338,384	6,507,023	11,726	29,741	2,795,909	4,026,680

End of period	$1,312,247	18,522,053	3,071,552	4,054,688	7,186,141	4,049	5	3,038,251	4,775,103

See accompanying notes to financial statements

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

(1) Organization:

ZALICO Variable Annuity Separate Account (the “Separate Account”) is a unit investment trust registered under the Investment Company Act of 1940, as amended, established by Zurich American Life Insurance Company (“ZALICO” or the “Company”). ZALICO is a stock life insurance company founded in 1947. The Company is incorporated under the insurance laws of the State of Illinois and is licensed in the District of Columbia and all states, with the exception of New York.

The Company is a wholly owned subsidiary of Zurich American Company, LLC (formally known as Zurich American Corporation) (“Zurich”), a non-operating holding company. Zurich is a direct, wholly owned subsidiary of Zurich Holding Company of America, Inc. (“ZHCA”). ZHCA is an indirect, wholly owned subsidiary of Zurich Insurance Group Ltd ( “ZIG” or “Parent”).

ZALICO has structured the Separate Account into a unit investment trust form registered with the U.S. Securities and Exchange Commission under the Investment Company Act of 1940. The Separate Account follows the accounting guidance in Accounting Standards Codification (“ASC”) Topic 946, “Financial Services—Investment Companies.”

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from ZALICO’s other assets and liabilities. The portion of the Separate Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business ZALICO may conduct.

The Separate Account is used to fund contracts or certificates (collectively referred to as “Contracts”) for Zurich Advantage III periodic and flexible payment variable annuity contracts (“Zurich Advantage III”), Zurich Passport individual and group variable, fixed and market value adjusted deferred annuity contracts (“Zurich Passport”), Scudder Destinations individual and group variable, fixed and market value adjusted deferred annuity contracts (“Scudder Destinations”), Farmers Variable Annuity I individual and group variable, fixed and market value adjusted deferred annuity contracts (“Farmers Variable Annuity I”), Zurich Preferred individual and group variable and market value adjusted deferred annuity contracts (“Zurich Preferred”), Zurich Preferred Plus individual and group variable and market value adjusted deferred annuity contracts (“Zurich Preferred Plus”), Zurich ZS4 individual and group variable and market value adjusted deferred annuity contracts (“Zurich ZS4”) and Zurich Archway individual and group variable and market value adjusted deferred annuity contracts (“Zurich Archway”). The Separate Account is divided into a total of seventy-nine subaccounts which are currently open with various subaccount options available to contract owners depending upon their respective Contracts as of December 31, 2020. As of December 31, 2020, assets were invested in sixty-eight of the subaccount options. Accounts with no investment activity are not shown on the financial statements.

The Zurich Advantage III contracts have fifty subaccount options available to contract owners and each subaccount invests exclusively in the shares of a corresponding portfolio in the Alger Portfolios, the American Century Variable Portfolios, Inc., the BNY Mellon Investment Portfolios, the BNY Mellon Sustainable U.S. Equity Funds, the Deutsche Variable Series I, the Deutsche Variable Series II, the Fidelity Variable Insurance Products Funds, the Franklin Templeton Variable Insurance Products Trust, the Invesco Variable Insurance Funds, the Janus Henderson Series, the JPMorgan Insurance Trust, the Oppenheimer Variable Account Funds, the Voya Global Resources Trust and the Voya Investors Trust, all of which are open-end management investment companies.

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

(1) Organization:

The Zurich Passport contracts have ten subaccount options available to the contract owners and each subaccount invests exclusively in the shares of a corresponding portfolio in the Deutsche Variable Series II, an open-end management investment company.

The Scudder Destinations contracts have twenty-two subaccount options available to the contract owners and each subaccount invests exclusively in the shares of a corresponding portfolio in the Alger Portfolios, the BNY Mellon Investment Portfolios, the BNY Mellon Sustainable U.S. Equity Funds, the Deutsche Variable Series I, the Deutsche Variable Series II, the Deutsche Investments VIT Funds, the Invesco Variable Insurance Funds, the Janus Henderson Series, and the PIMCO Variable Insurance Trust, all of which are open-end management investment companies.

The Farmers Variable Annuity I contracts have twenty-two subaccount options available to the contract owners and each subaccount invests exclusively in the shares of a corresponding portfolio in the Alger Portfolios, the BNY Mellon Investment Portfolios, the BNY Mellon Sustainable U.S. Equity Funds, the Deutsche Variable Series I, the Deutsche Variable Series II, the Deutsche Investments VIT Funds, the Invesco Variable Insurance Funds, the Janus Henderson Series, and the PIMCO Variable Insurance Trust, all of which are open-end management investment companies.

The Zurich Preferred and Zurich Preferred Plus contracts have forty-five subaccount options available to the contract owners and each subaccount invests exclusively in the shares of a corresponding portfolio in the Alger Portfolios, the American Century Variable Portfolios, Inc., the Deutsche Variable Series I, the Deutsche Variable Series II, the BNY Mellon Investment Portfolios, the BNY Mellon Sustainable U.S. Equity Funds, the Fidelity Variable Insurance Products Funds, the Franklin Templeton Variable Insurance Products Trust, the Invesco Variable Insurance Funds, the Janus Henderson Series, the JPMorgan Insurance Trust and the Oppenheimer Variable Account Funds, all of which are open-end management investment companies.

The Zurich ZS4 contracts have nineteen subaccount options available to the contract owners and each subaccount invests exclusively in the shares of a corresponding portfolio in the Alger Portfolios, the BNY Mellon Investment Portfolios, the BNY Mellon Sustainable U.S. Equity Funds, the Deutsche Variable Series I, the Deutsche Variable Series II, the Deutsche Investments VIT Funds, and the Invesco Variable Insurance Funds, all of which are open-end management investment companies.

The Zurich Archway contracts have forty-five subaccount options available to the contract owners and each subaccount invests exclusively in the shares of a corresponding portfolio in the Alger Portfolios, the American Century Variable Portfolios, Inc., the BNY Mellon Investment Portfolios, the BNY Mellon Sustainable U.S. Equity Funds, the Deutsche Variable Series I, the Deutsche Variable Series II, the Fidelity Variable Insurance Products Funds, the Franklin Templeton Variable Insurance Products Trust, the Invesco Variable Insurance Funds, the Janus Henderson Series, the JPMorgan Insurance Trust and the Oppenheimer Variable Account Funds, all of which are open-end management investment companies.

As of December 31, 2020, the Separate Account was comprised of eighty-one total subaccounts, of which two were closed during 2020, as follows:

Alger Balanced	DWS Small Mid Cap Growth VIP A
Alger Capital Appreciation	DWS Small Mid Cap Value VIP A
Alger Capital Appreciation S (a)	DWS Small Mid Cap Value VIP B
Alger Large Cap Growth I-2	DWS Equity 500 Index VIP A

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

(1) Organization:

Alger Mid Cap Growth I-2	DWS Equity 500 Index VIP B2 (a)
Alger Mid Cap Growth S (a)	Fidelity VIP Asset Manager
Alger Small Cap Growth I-2	Fidelity VIP Contrafund
American Century VP Disciplined Core Value (1)	Fidelity VIP Contrafund - Service 2 (a)
American Century VP Disciplined Core Value II (a) (2)	Fidelity VIP Equity Income
American Century VP Value	Fidelity VIP Equity Income - Service 2 (a)
American Century VP Value II (a)	Fidelity VIP Growth
BNY Mellon IP, MidCap Stock Portfolio - Initial Shares	Fidelity VIP Index 500
BNY Mellon IP, MidCap Stock Portfolio - Service Shares	Fidelity VIP Index 500 - SC
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Initial Shares	Franklin Mutual Global Discovery VIP Fund CL 2
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares	Franklin Mutual Shares VIP Fund CL 2
DWS Bond VIP A	Franklin Rising Dividends VIP Fund CL 2
DWS Capital Growth VIP A	Franklin Small Cap Value VIP Fund CL 2
DWS Capital Growth VIP B	Franklin Strategic Income VIP Fund CL 2
DWS Core Equity VIP A	Franklin U.S. Government Securities VIP Fund CL 2
DWS Core Equity VIP B	Templeton Developing Markets VIP Fund CL 2
DWS CROCI® International VIP A	Invesco V.I. Diversified Dividend Fund Series I
DWS CROCI® International VIP B	Invesco V.I. Global Real Estate Fund Series I
DWS Global Small Cap VIP A	Invesco V.I. Health Care Fund
DWS Global Small Cap VIP B (a)	Invesco V.I. Managed Volatility Fund Series I
DWS CROCI® U.S. VIP A	Janus Henderson Balanced Portfolio I-S
DWS CROCI® U.S. VIP B	Janus Henderson Enterprise Portfolio I-S
DWS Global Equity VIP A	Janus Henderson Forty Portfolio I-S
DWS Global Income Builder VIP A	Janus Henderson Global Research Portfolio I-S
DWS Government & Agency Securities VIP A (b)	Janus Henderson Global Research Portfolio S-S (a)
DWS Government & Agency Securities VIP B (b)	Janus Henderson Mid Cap Value Portfolio S-S
DWS Government Money Market VIP A	Janus Henderson Research Portfolio I-S
DWS High Income VIP A	JPMorgan Insurance Trust Core Bond
DWS High Income VIP B	JPMorgan Insurance Trust Mid Cap Value
DWS International Growth VIP A	JPMorgan Insurance Trust Small Cap Core
DWS International Growth VIP B	JPMorgan Insurance Trust US Equity
DWS Multisector Income VIP A (b)	Oppenheimer Capital Appreciation
Oppenheimer Discovery Mid Cap Growth Fund S-S	PIMCO PVIT International Bond (U.S. Dollar-Hedged)
Oppenheimer Global Fund S-S	PIMCO Low Duration ADM
Oppenheimer Global Strategic Income VA	Voya Global High Dividend Low Volatility Portfolio (3)
Oppenheimer Main Street	VY JPMorgan Emerging Markets Equity Portfolio Class I
Oppenheimer Main Street Small Cap Fund S-S

(a)	Subaccount available for investment; however, no investment activity in 2020 or 2019, and as such have not been shown in the accompanying financial statements.

(b)	Fund closed during 2020.

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

(1) Organization:

(1)	Effective September 25, 2020, name changed from American Century VP Income & Growth.
(2)	Effective September 25, 2020, name changed from American Century VP Income & Growth II.
(3)	Effective April 30, 2020, name changed from Voya Global Equity Portfolio.

Contract owners may allocate some or all of net purchase payments or transfer some or all of the contract value to the Fixed Account Option, which is part of ZALICO’s General Account. The assets of ZALICO’s General Account support its insurance and annuity obligations and are subject to ZALICO’s general liabilities from its business operations.

During 2020, the COVID-19 pandemic has negatively impacted the U.S. and global economies and created impacts and risks to the Company’s business. As of December 31 2020, COVID-19 related impacts to the Company have been immaterial. However, it is expected that the effects from the pandemic are likely to persist for months to come, and as a result, the extent and nature of its full financial impact cannot reasonably be estimated at this time due to the continued uncertainty as to the severity and duration of the pandemic.

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ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

(2) Significant Accounting Policies:

Investments

Investments are made in the various portfolios in accordance with selections made by the contract owners. The Separate Account’s assets are the property of ZALICO for the benefit of contract owners and are segregated from ZALICO’s other assets. Such investments are made at the net asset value per share, reported by the respective portfolios.

Security transactions and investment income

Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Dividend income is recorded as income on the ex-dividend date and is reinvested in additional shares of the portfolio. Realized gains and losses from sales of investment shares are reported on a first in, first out (FIFO) cost basis. Capital gain distributions are included in realized gains (losses) on investments.

Accumulation unit valuation

On each day the New York Stock Exchange (the “Exchange”) is open for trading, the accumulation unit value is determined as of the earlier of 3:00 p.m. (CST) or the close of the Exchange by dividing the total value of each subaccount’s investments and other assets, less liabilities, by the number of accumulation units outstanding in the respective subaccount.

Federal income taxes

The results of the operations of the Separate Account are included in the federal income tax return of ZALICO. Under the provisions of the contracts, ZALICO has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge has been made against the Separate Account for such tax during the year ended December 31, 2020. Management will periodically review the contract in the event of changes in tax law. Accordingly, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Net transfers (to) from affiliate or subaccounts

Net transfers (to) from affiliate or subaccounts include transfers of all or part of the contract owners’ interest to or from another eligible subaccount or to the general account of ZALICO.

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities, as well as the disclosure of contingent assets or liabilities at the date of the financial statements. As a result, actual results reported as revenue and expenses could differ from the estimates reported in the accompanying financial statements.

Risks and Uncertainties

The Separate Account provides for various subaccount investment options in any combination of the available open-end management investment companies, each of which bears exposure to the market, credit, and liquidity

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

(2) Significant Accounting Policies:

risks of the underlying portfolio in which it invests. Generally, all investments are exposed to various risks, such as interest rate, market and credit risks. Due to the level of risk associated with certain investments and the level of uncertainty related to changes in the value of investments, it is at least reasonably possible that changes in risks in the near term could materially affect investment balances, the amounts reported in the Statement of Assets, Liabilities and Contract Owners’ Equity and the amounts reported in the Statement of Changes in Contract Owners’ Equity. Accordingly, these financial statements should be read in conjunction with the financial statements of the underlying open-end management investment companies identified in Note 1.

Annuity Payouts

Net assets allocated to contracts in the annuity payout period are computed according to the 1983a Individual Annuitant Mortality Table with projections. Unless the annuitant elects otherwise, the assumed investment return is 2.5% for most products (i.e. Scudder Destinations, Farmers Variable Annuity I, Zurich Archway, Zurich ZS4, Zurich Preferred, Zurich Preferred Plus, most Zurich Advantage III policies), or 4.0% for Zurich Passport and some Zurich Advantage III contracts. The mortality risk is fully borne by ZALICO and may result in additional amounts being transferred into the Separate Account by ZALICO to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

Fair Value Measurements

The Separate Account determined the fair value of its financial instruments based on the fair value hierarchy established in FASB guidance referenced in the Fair Value Measurements and Disclosure Topic which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

The Separate Account has categorized its financial instruments based on the priority of the inputs to the valuation technique, into the three level hierarchy, as outlined under the applicable guidance. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument. As there are no level 2 or level 3 assets in any period presented, disclosure of transfer between levels or a reconciliation of level 3 assets is not required. In addition, no other financial assets or assets valued on a non-recurring basis are recorded in the Separate Account.

Financial assets and liabilities recorded at fair value on the Statement of Assets, Liabilities and Contract Owners’ Equity are categorized as follows:

•	Level 1: Unadjusted quoted prices for identical assets or liabilities in an active market.

•	Level 2: Quoted prices in markets that are not active or significant inputs that are observable either directly or indirectly. Level 2 inputs include the following:

a)	Quoted prices for similar assets or liabilities in active markets.

b)	Quoted prices for identical or similar assets or liabilities in non-active markets.

c)	Inputs other than quoted market prices that are observable.

d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

(2) Significant Accounting Policies:

•

Level 3: Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

Determination of Fair Values

The valuation methodologies used to determine the fair values of assets and liabilities under the FASB guidance referenced in the Fair Value Measurements and Disclosure Topic reflect market participation assumptions and are based on the application of the fair value hierarchy that prioritizes observable market inputs over unobservable inputs. The Separate Account determines the fair values of certain financial assets based on quoted market prices. All of the investments in the subaccounts of the Separate Account are classified as Level 1 in the fair value hierarchy and consist of open-end management investment companies. Participants may, without restriction, transact at the daily net asset value (“NAV”) of the investment companies. The NAV represents the daily per share value based on the fair value of the underlying portfolio of investments of the respective mutual funds.

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

(3) Purchases and Sales of Investments:

The cost of purchases and proceeds from sales of investments, including distributions received and reinvested, for the year ended December 31, 2020, are as follows:

	Purchases	Sales
The Alger Portfolios:
Alger Balanced	$1,269,709	$2,101,662
Alger Capital Appreciation	11,754,133	9,444,118
Alger Large Cap Growth I-2	3,148,915	2,535,832
Alger Mid Cap Growth I-2	2,450,409	2,202,418
Alger Small Cap Growth I-2	1,834,119	2,266,929

American Century Variable Portfolios, Inc.:
American Century VP Disciplined Core Value	$1,072,227	$2,291,478
American Century VP Value	659,009	1,323,951

BNY Mellon Investment Portfolios:
BNY Mellon IP, MidCap Stock Portfolio - Initial Shares	$791,282	$3,186,213
BNY Mellon IP, MidCap Stock Portfolio - Service Shares	322,251	1,200,221

BNY Mellon Sustainable U.S. Equity Funds:
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Initial Shares	$512,280	$584,046
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares	77	66

Deutsche Variable Series I:
DWS Bond VIP A	$7,829,902	$6,788,491
DWS Capital Growth VIP A	16,849,385	27,885,149
DWS Capital Growth VIP B	18,982	5,828
DWS Core Equity VIP A	3,455,541	7,052,577
DWS Core Equity VIP B	876	80,647
DWS CROCI® International VIP A	1,039,067	1,170,386
DWS CROCI® International VIP B	991	576
DWS Global Small Cap VIP A	725,927	3,078,727

Deutsche Variable Series II:
DWS CROCI® U.S. VIP A	$8,749,855	$8,946,984
DWS CROCI® U.S. VIP B	10,535	2,688
DWS Global Equity VIP A	2,007,252	5,107,042
DWS Global Income Builder VIP A	5,114,665	10,176,644
DWS Government & Agency Securities VIP A	314,788	16,345,821
DWS Government & Agency Securities VIP B	—	103,876
DWS Government Money Market VIP A	50,572,764	29,513,344
DWS High Income VIP A	7,759,275	10,167,598
DWS High Income VIP B	439	161
DWS International Growth VIP A	1,332,089	2,488,217
DWS International Growth VIP B	—	68,318
DWS Multisector Income VIP A	1,011,389	9,662,076
DWS Small Mid Cap Growth VIP A	2,850,294	8,742,661
DWS Small Mid Cap Value VIP A	5,071,408	5,391,186
DWS Small Mid Cap Value VIP B	10,239	2,069

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

(3) Purchases and Sales of Investments:

	Purchases	Sales
Deutsche Investments VIT Funds:
DWS Equity 500 Index VIP A	$9,580,932	$7,560,818

Fidelity Variable Insurance Products Funds:
Fidelity VIP Asset Manager	$163,184	$546,465
Fidelity VIP Contrafund	3,007,829	15,102,520
Fidelity VIP Equity Income	1,641,983	2,653,671
Fidelity VIP Growth	8,901,700	5,236,729
Fidelity VIP Index 500	4,198,597	12,234,629
Fidelity VIP Index 500 - SC	75,985	340,188

Franklin Templeton Variable Insurance Products Trust:
Franklin Mutual Global Discovery VIP Fund CL 2	$1,089,064	$3,003,945
Franklin Mutual Shares VIP Fund CL 2	338,728	485,495
Franklin Rising Dividends VIP Fund CL 2	607,075	1,679,472
Franklin Small Cap Value VIP Fund CL 2	468,034	704,222
Franklin Strategic Income VIP Fund CL 2	584,405	905,228
Franklin U.S. Government Securities VIP Fund CL 2	1,197,454	660,492
Templeton Developing Markets VIP Fund CL 2	372,775	874,257

Invesco Variable Insurance Funds:
Invesco V.I. Diversified Dividend Fund Series I	$91,341	$134,700
Invesco V.I. Global Real Estate Fund Series I	787,163	956,669
Invesco V.I. Health Care Fund	366,900	524,985
Invesco V.I. Managed Volatility Fund Series I	620,736	1,484,461

Janus Henderson Series:
Janus Henderson Balanced Portfolio I-S	$5,233,577	$11,387,411
Janus Henderson Enterprise Portfolio I-S	5,304,182	8,380,298
Janus Henderson Forty Portfolio I-S	6,266,964	1,609,469
Janus Henderson Global Research Portfolio I-S	2,534,070	4,188,774
Janus Henderson Mid Cap Value Portfolio S-S	320,991	1,178,446
Janus Henderson Research Portfolio I-S	3,255,824	4,142,514

JPMorgan Insurance Trust:
JPMorgan Insurance Trust Core Bond	$171,220	$16,894
JPMorgan Insurance Trust Mid Cap Value	638,288	842,311
JPMorgan Insurance Trust Small Cap Core	551,964	804,784
JPMorgan Insurance Trust US Equity	72,656	143,098

Oppenheimer Variable Account Funds:
Oppenheimer Capital Appreciation	$380,946	$527,676
Oppenheimer Discovery Mid Cap Growth Fund S-S	350,687	297,790
Oppenheimer Global Fund S-S	1,446,822	3,487,369
Oppenheimer Global Strategic Income VA	379,421	663,792
Oppenheimer Main Street	642,939	870,886
Oppenheimer Main Street Small Cap Fund S-S	413,460	1,463,537

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

(3) Purchases and Sales of Investments:

	Purchases	Sales

PIMCO Variable Insurance Trust:
PIMCO PVIT International Bond (U.S. Dollar-Hedged)	$243	$57
PIMCO Low Duration ADM	—	—

Voya Global Resources Trust:
Voya Global High Dividend Low Volatility Portfolio	$110,186	$313,216

Voya Investors Trust:
VY JPMorgan Emerging Markets Equity Portfolio Class I	$522,261	$1,038,397

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ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

(4) Expenses and Related Party Transactions:

The following is a summary of Separate Account expense charges which are assessed either as a direct reduction in unit values or through a redemption of units for all contracts contained within the Separate Account

Contract Charges	Range
Mortality and Expense Risk Charge
Each Subaccount is assessed a daily asset charge for mortality and expense risks through a reduction in unit values. The mortality and expense risk charge covers certain insurance benefits available under the contracts and certain expenses the Company expects to incur. It also covers the risk that charges will not be sufficient to cover costs associated with the contracts and to provide contractual benefits.	0-1.25%
Administration Charge
Each Subaccount is assessed a daily administration charge through a reduction in unit values. This charge reimburses the Company for expenses incurred for administering the Contracts. These expenses include Owner inquiries, changes in allocations, Owner reports, Contract maintenance costs, and data processing costs. The administrative charge covers the average anticipated administrative expenses incurred while the Contracts are in force.	0-.50%
Records Maintenance Charge
An annual Records Maintenance Charge is assessed during the Accumulation Period through the redemption of units and is assessed equally among all Subaccounts in which the Contract Holder has an interest. The charge is assessed at the end of each Contract year, on Contract surrender and upon annuitization. However, the Separate Account does not deduct the Records Maintenance Charge for Contracts with Contract Value of at least $50,000 on the assessment date. This charge reimburses the Separate Account for the expenses of establishing and maintaining Contract records.	0-$30
Withdrawal Charge
Withdrawal Charges are applicable only during the first seven Contribution Years following each purchase payment. When a withdrawal is requested in good order, and a Withdrawal Charge applies, the Contract Value is reduced by the amount of the Withdrawal Charge through the redemption of units. This charge is subject to certain exceptions. The Withdrawal Charge compensates the Company for Contract distribution expenses, which include the payment of commissions and other promotion and acquisition expenses.	0-8%
Optional Benefit Fees
Optional benefits may be elected by contract holders. These benefits include death benefits and living benefits through the purchase of riders, such as Guaranteed Retirement Income Benefit Rider (“GRIB”), Earnings Based Death Benefit Rider (“EBDB”), Safeguard Enhanced Death Benefit Rider and/or Safeguard Plus Enhanced Death Benefit Rider. The fees for such benefits are recorded through redemption of units. These fees are calculated on an “Asset Base” basis.	0.15-0.75%
Transfer Charge
The Company currently allows unlimited transfers without charge. The Company reserves the right to assess a transfer fee for the thirteenth and each subsequent transfer during a Contract Year. The charge would be assessed through the redemption of units	0-$25
Investment Management Fees and other expenses
In some cases, the value of the net assets of each Subaccount is reduced by the Investment Management, 12b-1 fees and service fees and other expenses incurred by the corresponding portfolio in which the Subaccount invests. These fees and expenses are paid indirectly by the Contract Holder through the reduction of unit values	0.1-1.43%

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

(4) Expenses and Related Party Transactions:

Contract Charges	Range
Redemption Fees
A Fund or Portfolio may assess a redemption fee on Subaccount assets that are redeemed out of the Fund or Portfolio in connection with a withdrawal or transfer. Each Fund or Portfolio determines the amount of the redemption fee and when the fee is imposed. The redemption fee is retained by or paid to the Fund or Portfolio and is not retained by the Company. The redemption fee is deducted from the Contract Value through the redemption of units	0-2%
Applicable State Premium Taxes
Certain state and local governments impose a premium tax on Purchase Payments which, depending on the state, is paid by the Company at the time a Purchase Payment is received from the Contract Holder or at the time the Contract is annuitized. If the Contract Holder lives in a state where premium taxes are paid at the time a Purchase Payment is received, the Company reserves the right to deduct the amount of the premium tax payable from the Contract Value at the time the Purchase Payment is received. If the Contract Holder lives in a state where premium taxes are paid at time of annuitization, the amount of the premium tax payable will be deducted from the Contract Value.	0-3.5%

Related Party Transactions

Policy loans are also provided for under the terms of the policy. The minimum amount of the loan under Zurich Advantage III, Zurich Preferred and Zurich Preferred Plus policies is $1,000 and the contract must have at least $1,500 value. The minimum amount of loan under Zurich Archway and Zurich ZS4 policies is $1,000 and is limited to 80% of the policy value, less applicable surrender charges. The minimum amount of loan under Zurich Destination policies is $1,000 and maximum loan amount available is 50% of contract value or $50,000 whichever is lesser. Farmers Variable Annuity I and Zurich Passport policies do not have loan privileges. Interest is assessed against a policy loan under the terms of the Policy. The balance of loans outstanding as of December 31, 2020, was $11,560,765. Policy loans are carried in the ZALICO general account.

Investment Distributors, Inc., a wholly-owned subsidiary of Protective Life Insurance Company, is the principal underwriter for the Separate Account with the exception of the Scudder Destinations and Farmers Variable Annuity I contracts. BFP Securities LLC, an affiliate of the Company, is also the primary wholesaling distributor of the Company’s BOLI products.

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ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

(5) Changes in Units Outstanding:

The changes in units outstanding for the years ended December 31, 2020 and 2019 were as follows:

	Units Issued	Units Redeemed	Net Increase / (Decrease)
The Alger Portfolios:
Alger Balanced
2020	61,537	105,121	(43,584)
2019	161,206	95,466	65,740
Alger Capital Appreciation
2020	146,866	273,374	(126,508)
2019	69,014	186,656	(117,642)
Alger Large Cap Growth I-2
2020	9,369	18,870	(9,501)
2019	5,708	16,277	(10,569)
Alger Mid Cap Growth I-2
2020	14,616	27,205	(12,589)
2019	9,869	26,775	(16,906)
Alger Small Cap Growth I-2
2020	10,326	18,914	(8,588)
2019	5,654	11,619	(5,965)

American Century Variable Portfolios, Inc.:
American Century VP Disciplined Core Value
2020	43,686	147,279	(103,593)
2019	33,560	75,986	(42,426)
American Century VP Value
2020	23,017	74,173	(51,156)
2019	26,583	102,748	(76,165)

BNY Mellon Investment Portfolios:
BNY Mellon IP, MidCap Stock Portfolio - Initial Shares
2020	37,095	112,637	(75,542)
2019	26,260	102,373	(76,113)
BNY Mellon IP, MidCap Stock Portfolio - Service Shares
2020	13,849	42,374	(28,525)
2019	9,204	30,377	(21,173)

BNY Mellon Sustainable U.S. Equity Funds:
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Initial Shares
2020	20,288	21,546	(1,258)
2019	21,631	12,635	8,996
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares
2020	—	—	—
2019	—	60	(60)

Deutsche Variable Series I:
DWS Bond VIP A
2020	640,486	603,375	37,111
2019	390,808	393,932	(3,124)

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

(5) Changes in Units Outstanding:

	Units Issued	Units Redeemed	Net Increase / (Decrease)
DWS Capital Growth VIP A
2020	132,618	607,475	(474,857)
2019	83,005	547,706	(464,701)
DWS Capital Growth VIP B
2020	—	17	(17)
2019	109	269	(160)
DWS Core Equity VIP A
2020	59,983	294,057	(234,074)
2019	55,441	270,638	(215,197)
DWS Core Equity VIP B
2020	10	2,330	(2,320)
2019	108	376	(268)
DWS CROCI® International VIP A
2020	82,044	126,881	(44,837)
2019	62,250	142,286	(80,036)
DWS CROCI® International VIP B
2020	—	—	—
2019	—	—	—
DWS Global Small Cap VIP A
2020	29,484	109,702	(80,218)
2019	20,719	90,646	(69,927)

Deutsche Variable Series II:
DWS CROCI® U.S. VIP A
2020	352,738	1,018,835	(666,097)
2019	203,899	698,603	(494,704)
DWS CROCI® U.S. VIP B
2020	11	4	7
2019	—	141	(141)
DWS Global Equity VIP A
2020	149,869	772,519	(622,650)
2019	222,805	761,002	(538,197)
DWS Global Income Builder VIP A
2020	122,831	972,466	(849,635)
2019	138,405	973,868	(835,463)
DWS Government & Agency Securities VIP A
2020	53,095	2,800,326	(2,747,231)
2019	496,709	731,889	(235,180)
DWS Government & Agency Securities VIP B
2020	13	8,026	(8,013)
2019	—	236	(236)
DWS Government Money Market VIP A
2020	14,011,461	9,007,293	5,004,168
2019	3,041,803	4,562,604	(1,520,801)

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

(5) Changes in Units Outstanding:

	Units Issued	Units Redeemed	Net Increase / (Decrease)
DWS High Income VIP A
2020	484,609	789,906	(305,297)
2019	472,584	712,277	(239,693)
DWS High Income VIP B
2020	—	—	—
2019	—	30	(30)
DWS International Growth VIP A
2020	52,962	106,251	(53,289)
2019	44,318	86,131	(41,813)
DWS International Growth VIP B
2020	28	2,736	(2,708)
2019	—	—	—
DWS Multisector Income VIP A
2020	51,570	589,255	(537,685)
2019	46,870	48,950	(2,080)
DWS Small Mid Cap Growth VIP A
2020	340,930	1,030,319	(689,389)
2019	329,152	969,952	(640,800)
DWS Small Mid Cap Value VIP A
2020	216,770	752,050	(535,280)
2019	176,964	894,569	(717,605)
DWS Small Mid Cap Value VIP B
2020	—	—	—
2019	106	269	(163)

Deutsche Investments VIT Funds:
DWS Equity 500 Index VIP A
2020	200,656	301,904	(101,248)
2019	133,089	254,016	(120,927)

Fidelity Variable Insurance Products Funds:
Fidelity VIP Asset Manager
2020	2,365	11,218	(8,853)
2019	1,842	6,646	(4,804)
Fidelity VIP Contrafund
2020	49,700	157,442	(107,742)
2019	44,989	111,524	(66,535)
Fidelity VIP Equity Income
2020	12,543	39,373	(26,830)
2019	12,627	39,853	(27,226)
Fidelity VIP Growth
2020	42,016	36,839	5,177
2019	7,922	26,413	(18,491)
Fidelity VIP Index 500
2020	14,439	34,820	(20,381)
2019	18,954	29,826	(10,872)

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

(5) Changes in Units Outstanding:

	Units Issued	Units Redeemed	Net Increase / (Decrease)
Fidelity VIP Index 500 - SC
2020	146	868	(722)
2019	88	1,088	(1,000)

Franklin Templeton Variable Insurance Products Trust:
Franklin Mutual Global Discovery VIP Fund CL 2
2020	37,726	111,083	(73,357)
2019	25,094	75,856	(50,762)
Franklin Mutual Shares VIP Fund CL 2
2020	9,305	21,159	(11,854)
2019	8,632	25,336	(16,704)
Franklin Rising Dividends VIP Fund CL 2
2020	9,033	48,379	(39,346)
2019	10,708	40,399	(29,691)
Franklin Small Cap Value VIP Fund CL 2
2020	8,121	21,712	(13,591)
2019	11,106	21,566	(10,460)
Franklin Strategic Income VIP Fund CL 2
2020	29,221	53,623	(24,402)
2019	50,587	77,037	(26,450)
Franklin U.S. Government Securities VIP Fund CL 2
2020	87,241	50,272	36,969
2019	17,287	8,812	8,475
Templeton Developing Markets VIP Fund CL 2
2020	9,320	28,480	(19,160)
2019	9,854	18,637	(8,783)

Invesco Variable Insurance Funds:
Invesco V.I. Diversified Dividend Fund Series I
2020	4,256	10,036	(5,780)
2019	6,188	13,622	(7,434)
Invesco V.I. Global Real Estate Fund Series I
2020	20,265	33,458	(13,193)
2019	11,066	17,273	(6,207)
Invesco V.I. Health Care Fund
2020	10,121	15,538	(5,417)
2019	8,274	17,893	(9,619)
Invesco V.I. Managed Volatility Fund Series I
2020	22,442	74,023	(51,581)
2019	11,777	51,284	(39,507)

Janus Henderson Series:
Janus Henderson Balanced Portfolio I-S
2020	57,701	144,836	(87,135)
2019	65,169	131,333	(66,164)
Janus Henderson Enterprise Portfolio I-S
2020	24,055	76,328	(52,273)
2019	18,068	63,007	(44,939)

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

(5) Changes in Units Outstanding:

	Units Issued	Units Redeemed	Net Increase / (Decrease)
Janus Henderson Forty Portfolio I-S
2020	136,438	37,458	98,980
2019	71,197	19,981	51,216
Janus Henderson Global Research Portfolio I-S
2020	20,712	73,931	(53,219)
2019	22,510	76,256	(53,746)
Janus Henderson Mid Cap Value Portfolio S-S
2020	9,713	33,982	(24,269)
2019	9,848	19,138	(9,290)
Janus Henderson Research Portfolio I-S
2020	15,900	58,310	(42,410)
2019	10,562	49,818	(39,256)

JPMorgan Insurance Trust:
JPMorgan Insurance Trust Core Bond
2020	10,327	828	9,499
2019	3,733	1,285	2,448
JPMorgan Insurance Trust Mid Cap Value
2020	14,261	30,957	(16,696)
2019	10,438	32,378	(21,940)
JPMorgan Insurance Trust Small Cap Core
2020	9,471	21,907	(12,436)
2019	7,457	14,902	(7,445)
JPMorgan Insurance Trust US Equity
2020	413	3,850	(3,437)
2019	5,981	4,783	1,198

Oppenheimer Variable Account Funds:
Oppenheimer Capital Appreciation
2020	5,623	16,029	(10,406)
2019	5,904	7,643	(1,739)
Oppenheimer Discovery Mid Cap Growth Fund S-S
2020	7,017	9,073	(2,056)
2019	2,394	2,279	115
Oppenheimer Global Fund S-S
2020	33,791	93,937	(60,146)
2019	28,553	71,719	(43,166)
Oppenheimer Global Strategic Income VA
2020	18,844	41,597	(22,753)
2019	11,999	32,256	(20,257)
Oppenheimer Main Street
2020	10,333	28,154	(17,821)
2019	8,992	17,538	(8,546)
Oppenheimer Main Street Small Cap Fund S-S
2020	11,991	38,147	(26,156)
2019	9,526	30,368	(20,842)

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

(5) Changes in Units Outstanding:

	Units Issued	Units Redeemed	Net Increase / (Decrease)
PIMCO Variable Insurance Trust:
PIMCO PVIT International Bond (U.S. Dollar-Hedged)
2020	—	—	—
2019	—	382	(382)
PIMCO Low Duration ADM
2020	—	—	—
2019	—	1,989	(1,989)

Voya Global Resources Trust:
Voya Global High Dividend Low Volatility Portfolio
2020	7,931	25,802	(17,871)
2019	10,893	33,027	(22,134)

Voya Investors Trust:
VY JPMorgan Emerging Markets Equity Portfolio Class I
2020	10,463	35,518	(25,055)
2019	5,115	19,516	(14,401)

The remainder of this page is intentionally left blank

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

(6) Unit Values and Financial Highlights:

ZALICO sells a number of variable annuity products, as discussed in Note 1, that are funded by the Separate Account. These products have unique combinations of features and fees that are charged against the contract owner’s account. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns. The following tables were developed by determining which products offered by ZALICO and funded by the Separate Account have the highest and lowest expense ratios. The summaries may not reflect or directly equate to the minimum and maximum charges offered by ZALICO, as contract owners may not have selected all available and applicable contract options. A summary of the units outstanding, unit fair values, net assets for variable annuity contracts, net investment income ratios, the expense ratios, excluding expenses of the underlying funds, and total returns for each of the five years in the period ended December 31, 2020, were as follows.

	At December 31,				For the year ended December 31,
	Units (000s)	Unit Fair Value		Net Assets (1) (000s)	Investment Income Ratio (2)	Expense Ratio (3)		Total Return (4)
		Lowest	Highest			Lowest	Highest	Lowest	Highest
Alger Portfolios:
Alger Balanced
2020	919	$23.121	$23.121	$21,246	1.20%	1.40%	1.40%	8.70%	8.70%
2019	962	21.270	21.270	20,471	1.58%	1.40%	1.40%	17.85%	17.85%
2018	897	18.048	18.048	16,184	4.19%	1.40%	1.40%	-4.67%	-4.67%
2017	919	18.931	18.931	17,393	2.48%	1.40%	1.40%	13.85%	13.85%
2016	1,296	16.628	16.628	21,546	1.80%	1.40%	1.40%	7.01%	7.01%
Alger Capital Appreciation
2020	1,191	$49.561	$49.561	$59,017	N/A	1.40%	1.40%	39.79%	39.79%
2019	1,317	35.453	35.453	46,703	N/A	1.40%	1.40%	31.74%	31.74%
2018	1,435	26.912	26.912	38,617	0.09%	1.40%	1.40%	-1.49%	-1.49%
2017	1,451	27.318	27.318	39,626	0.13%	1.40%	1.40%	29.28%	29.28%
2016	2,723	21.131	21.131	57,545	0.16%	1.40%	1.40%	-0.88%	-0.88%
Alger Large Cap Growth I-2
2020	73	$151.868	$242.691	$16,308	0.17%	1.00%	2.25%	63.36%	65.38%
2019	82	92.966	146.750	11,136	N/A	1.00%	2.25%	24.63%	26.17%
2018	93	74.596	116.312	9,975	N/A	1.00%	2.25%	-0.06%	1.19%
2017	95	74.637	114.945	10,065	N/A	1.00%	2.25%	25.65%	27.20%
2016	104	59.402	90.368	8,732	N/A	1.00%	2.25%	-3.00%	-1.81%
Alger Mid Cap Growth I-2
2020	105	$104.810	$132.717	$13,080	N/A	1.00%	2.25%	61.01%	63.00%
2019	118	65.095	81.421	9,003	N/A	1.00%	2.25%	27.39%	28.97%
2018	135	51.099	63.133	7,989	N/A	1.00%	2.25%	-9.49%	-8.37%
2017	150	56.460	68.898	9,663	N/A	1.00%	2.25%	26.94%	28.51%
2016	157	44.476	53.613	7,903	N/A	1.00%	2.25%	-1.24%	-0.02%
Alger Small Cap Growth I-2
2020	56	$89.458	$217.721	$10,633	0.99%	1.00%	2.25%	63.48%	65.50%
2019	65	54.722	131.555	7,357	N/A	1.00%	2.25%	26.49%	28.06%
2018	71	43.262	102.733	6,302	N/A	1.00%	2.25%	-0.81%	0.43%
2017	70	43.615	102.297	6,205	N/A	1.00%	2.25%	25.91%	27.46%
2016	79	34.641	80.258	5,518	N/A	1.00%	2.25%	3.91%	5.19%

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

(6) Unit Values and Financial Highlights:

	At December 31,				For the year ended December 31,
	Units (000s)	Unit Fair Value		Net Assets (1) (000s)	Investment Income Ratio (2)	Expense Ratio (3)		Total Return (4)
		Lowest	Highest			Lowest	Highest	Lowest	Highest
American Century Variable Portfolios, Inc.:
American Century VP Disciplined Core Value (a)
2020	455	$16.019	$20.236	$8,622	1.72%	1.00%	2.25%	9.35%	10.70%
2019	559	14.650	18.280	9,590	2.13%	1.00%	2.25%	21.22%	22.72%
2018	601	12.085	14.896	8,432	2.01%	1.00%	2.25%	-8.93%	-7.79%
2017	649	13.270	16.155	9,922	2.30%	1.00%	2.25%	17.84%	19.30%
2016	746	11.261	13.542	9,579	2.36%	1.00%	2.25%	10.99%	12.36%
American Century VP Value
2020	409	$18.474	$24.523	$9,345	1.94%	1.00%	2.25%	-1.25%	-0.02%
2019	461	18.708	24.529	10,556	2.16%	1.00%	2.25%	24.24%	25.78%
2018	537	15.058	19.502	9,810	1.70%	1.00%	2.25%	-11.16%	-10.06%
2017	637	16.949	21.682	12,956	1.59%	1.00%	2.25%	6.36%	7.67%
2016	723	15.936	20.137	13,716	1.71%	1.00%	2.25%	17.84%	19.29%
BNY Mellon Investment Portfolios:
BNY Mellon IP, MidCap Stock Portfolio - Initial Shares
2020	679	$36.115	$36.115	$24,526	0.73%	1.40%	1.40%	6.61%	6.61%
2019	755	33.876	33.876	25,565	0.67%	1.40%	1.40%	18.52%	18.52%
2018	831	28.582	28.582	23,745	0.62%	1.40%	1.40%	-16.66%	-16.66%
2017	923	34.297	34.297	31,659	1.27%	1.40%	1.40%	13.79%	13.79%
2016	1,501	30.141	30.141	45,227	0.93%	1.40%	1.40%	13.87%	13.87%
BNY Mellon IP, MidCap Stock Portfolio - Service Shares
2020	87	$30.249	$37.593	$3,085	0.53%	1.00%	2.25%	5.47%	6.78%
2019	116	28.679	35.207	3,845	0.43%	1.00%	2.25%	17.22%	18.67%
2018	137	24.467	29.668	3,847	0.36%	1.00%	2.25%	-17.55%	-16.53%
2017	148	29.676	35.541	4,987	0.84%	1.00%	2.25%	12.52%	13.90%
2016	148	26.374	31.203	4,395	0.81%	1.00%	2.25%	12.67%	14.06%
BNY Mellon Sustainable U.S. Equity Fund:
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Initial Shares
2020	166	$22.946	$88.709	$6,147	0.98%	1.00%	2.25%	21.41%	22.91%
2019	168	18.743	72.171	5,155	1.45%	1.00%	2.25%	31.40%	33.03%
2018	159	14.145	54.253	3,924	1.92%	1.00%	2.25%	-6.52%	-5.35%
2017	194	15.005	57.321	4,815	1.29%	1.00%	2.25%	12.80%	14.19%
2016	265	13.191	50.196	5,399	1.18%	1.00%	2.25%	7.95%	9.28%
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares
2020	—	$33.189	$35.365	$4	0.83%	1.70%	2.05%	21.37%	21.79%
2019	—	27.345	29.038	4	1.05%	1.70%	2.05%	31.32%	31.77%
2018	—	20.824	22.037	4	1.57%	1.70%	2.05%	-6.57%	-6.24%
2017	—	22.287	23.504	4	0.93%	1.70%	2.05%	12.74%	13.12%
2016	—	19.769	20.777	4	0.99%	1.70%	2.05%	7.87%	8.24%

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

(6) Unit Values and Financial Highlights:

	At December 31,				For the year ended December 31,
	Units (000s)	Unit Fair Value		Net Assets (1) (000s)	Investment Income Ratio (2)	Expense Ratio (3)		Total Return (4)
		Lowest	Highest			Lowest	Highest	Lowest	Highest
Deutsche Variable Series I:
DWS Bond VIP A
2020	1,962	$1.944	$13.481	$23,296	2.82%	1.00%	2.25%	6.68%	7.99%
2019	1,925	1.805	12.533	20,856	2.99%	1.00%	2.25%	8.19%	9.53%
2018	1,928	1.652	11.488	18,989	4.38%	1.00%	2.25%	-4.81%	-3.62%
2017	2,335	1.718	15.266	22,245	2.65%	1.00%	2.25%	3.51%	4.79%
2016	2,955	1.644	14.627	27,724	4.87%	1.00%	2.25%	3.60%	4.88%
DWS Capital Growth VIP A
2020	4,028	$45.426	$98.960	$224,878	0.48%	1.00%	2.25%	35.99%	37.67%
2019	4,503	33.129	71.884	183,560	0.44%	1.00%	2.25%	34.12%	35.78%
2018	4,968	24.496	52.942	150,114	0.77%	1.00%	2.25%	-3.78%	-2.58%
2017	5,400	25.244	54.342	168,621	0.81%	1.00%	2.25%	23.53%	25.05%
2016	7,661	20.266	43.455	184,491	0.74%	1.00%	2.25%	1.96%	3.22%
DWS Capital Growth VIP B
2020	6	$50.227	$53.520	$332	0.25%	1.70%	2.05%	35.92%	36.38%
2019	6	36.955	39.242	245	0.17%	1.70%	2.05%	34.04%	34.51%
2018	7	27.569	29.175	187	0.51%	1.70%	2.05%	-3.85%	-3.52%
2017	7	28.674	30.240	197	0.47%	1.70%	2.05%	23.44%	23.87%
2016	7	23.229	24.413	163	0.50%	1.70%	2.05%	1.91%	2.26%
DWS Core Equity VIP A
2020	1,712	$28.980	$37.386	$50,681	1.26%	1.00%	2.05%	13.80%	14.99%
2019	1,946	25.304	32.513	50,344	1.12%	1.00%	2.05%	27.68%	29.01%
2018	2,161	19.691	25.202	43,559	1.89%	1.00%	2.05%	-7.59%	-6.62%
2017	2,330	21.172	26.990	50,550	1.33%	1.00%	2.05%	18.60%	19.82%
2016	3,244	17.739	22.525	58,655	1.29%	1.00%	2.05%	8.27%	9.39%
DWS Core Equity VIP B
2020	—	$35.211	$37.519	$18	0.30%	1.70%	2.05%	13.35%	13.74%
2019	3	31.065	32.988	92	0.76%	1.70%	2.05%	27.31%	27.75%
2018	3	24.401	25.823	79	1.50%	1.70%	2.05%	-7.92%	-7.60%
2017	3	26.501	27.948	93	0.87%	1.70%	2.05%	18.27%	18.67%
2016	3	22.407	23.550	75	1.12%	1.70%	2.05%	8.04%	8.41%
DWS CROCI® International VIP A
2020	1,148	$11.488	$16.829	$13,623	3.08%	1.00%	2.25%	0.35%	1.60%
2019	1,192	11.353	16.564	13,982	3.00%	1.00%	2.25%	19.09%	20.57%
2018	1,272	9.453	13.739	12,422	1.09%	1.00%	2.25%	-16.29%	-15.25%
2017	1,411	11.199	16.210	16,336	8.31%	1.00%	2.25%	19.29%	20.76%
2016	2,060	9.310	13.424	19,716	9.10%	1.00%	2.25%	-1.47%	-0.26%
DWS CROCI® International VIP B
2020	2	$13.632	$14.526	$35	2.88%	1.70%	2.05%	0.43%	0.78%
2019	2	13.573	14.414	34	2.71%	1.70%	2.05%	18.80%	19.21%
2018	2	11.425	12.091	29	0.82%	1.70%	2.05%	-16.30%	-16.01%
2017	2	13.650	14.395	34	6.78%	1.70%	2.05%	19.33%	19.74%
2016	2	11.439	12.023	29	9.77%	1.70%	2.05%	-1.53%	-1.19%

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

(6) Unit Values and Financial Highlights:

	At December 31,				For the year ended December 31,
	Units (000s)	Unit Fair Value		Net Assets (1) (000s)	Investment Income Ratio (2)	Expense Ratio (3)		Total Return (4)
		Lowest	Highest			Lowest	Highest	Lowest	Highest
DWS Global Small Cap VIP A
2020	689	$36.148	$36.148	$24,915	0.70%	1.40%	1.40%	15.74%	15.74%
2019	769	31.233	31.233	24,033	N/A	1.40%	1.40%	19.61%	19.61%
2018	839	26.112	26.112	21,918	0.30%	1.40%	1.40%	-21.61%	-21.61%
2017	884	33.311	33.311	29,453	N/A	1.40%	1.40%	18.37%	18.37%
2016	1,304	28.141	28.141	36,701	0.35%	1.40%	1.40%	0.17%	0.17%
Deutsche Variable Series II:
DWS CROCI® U.S. VIP A
2020	5,386	$3.245	$22.233	$76,166	2.07%	1.00%	2.05%	-13.92%	-13.03%
2019	6,052	3.769	25.666	93,861	1.97%	1.00%	2.05%	30.28%	31.64%
2018	6,546	2.893	19.575	77,218	2.63%	1.00%	2.05%	-12.31%	-11.39%
2017	7,300	3.299	22.178	96,052	1.74%	1.00%	2.05%	20.42%	21.67%
2016	9,631	2.740	18.300	113,020	0.89%	1.00%	2.05%	-6.30%	-5.33%
DWS CROCI® U.S. VIP B
2020	8	$18.693	$19.919	$148	1.81%	1.70%	2.05%	-14.17%	-13.88%
2019	8	21.780	23.129	172	1.58%	1.70%	2.05%	29.82%	30.27%
2018	8	16.777	17.754	135	2.22%	1.70%	2.05%	-12.51%	-12.21%
2017	8	19.176	20.223	164	1.18%	1.70%	2.05%	20.00%	20.41%
2016	9	15.980	16.795	140	0.66%	1.70%	2.05%	-6.53%	-6.21%
DWS Global Equity VIP A
2020	3,838	$4.179	$30.508	$31,084	0.63%	1.00%	2.05%	22.02%	23.29%
2019	4,461	3.425	24.917	29,181	0.53%	1.00%	2.05%	33.52%	34.91%
2018	4,999	2.565	18.597	24,336	0.79%	1.00%	2.05%	-12.91%	-12.00%
2017	5,467	2.945	21.281	29,891	0.56%	1.00%	2.05%	21.56%	22.82%
2016	6,519	2.423	17.447	31,849	0.71%	1.00%	2.05%	3.99%	5.06%
DWS Global Income Builder VIP A
2020	6,570	$3.731	$20.921	$85,412	2.96%	1.00%	2.25%	5.90%	7.21%
2019	7,420	3.524	19.650	88,792	3.94%	1.00%	2.25%	17.52%	18.98%
2018	8,255	2.998	16.631	83,425	3.95%	1.00%	2.25%	-9.71%	-8.58%
2017	9,403	3.321	18.319	103,315	3.10%	1.00%	2.25%	13.98%	15.39%
2016	10,981	2.913	15.985	105,887	4.03%	1.00%	2.25%	4.47%	5.76%
DWS Government & Agency Securities VIP A
2020	—	$—	$3.485	$—	N/A	1.00%	2.25%	-100.00%	0.38%
2019	2,747	1.591	18.054	15,947	2.72%	1.00%	2.25%	4.09%	5.37%
2018	2,982	1.528	17.201	16,460	2.74%	1.00%	2.25%	-1.68%	-0.45%
2017	3,511	1.555	17.348	19,113	2.82%	1.00%	2.25%	-0.56%	0.67%
2016	4,608	1.563	17.301	27,583	3.08%	1.00%	2.25%	-1.07%	0.15%
DWS Government & Agency Securities VIP B
2020	—	$12.280	$13.047	$—	N/A	1.70%	2.05%	0.14%	0.19%
2019	8	12.263	13.022	104	2.30%	1.70%	2.05%	3.92%	4.28%
2018	8	11.800	12.488	102	2.29%	1.70%	2.05%	-1.83%	-1.49%
2017	9	12.020	12.677	111	2.10%	1.70%	2.05%	-0.72%	-0.38%
2016	9	12.108	12.725	109	2.72%	1.70%	2.05%	-1.23%	-0.89%

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

(6) Unit Values and Financial Highlights:

	At December 31,				For the year ended December 31,
	Units (000s)	Unit Fair Value		Net Assets (1) (000s)	Investment Income Ratio (2)	Expense Ratio (3)		Total Return (4)
		Lowest	Highest			Lowest	Highest	Lowest	Highest
DWS Government Money Market VIP A
2020	11,525	$0.823	$16.475	$43,544	0.21%	0.00%	2.25%	-1.97%	0.24%
2019	6,521	0.840	16.748	22,485	1.68%	0.00%	2.25%	-0.47%	1.77%
2018	8,042	0.844	16.770	26,575	1.24%	0.00%	2.25%	-0.85%	1.39%
2017	8,520	0.851	16.855	28,321	0.45%	0.00%	2.25%	-1.75%	0.45%
2016	9,489	0.866	17.097	34,765	0.05%	0.00%	2.25%	-2.14%	0.06%
DWS High Income VIP A
2020	2,765	$1.881	$24.248	$37,035	5.26%	1.00%	2.25%	3.90%	5.19%
2019	3,070	1.811	23.144	39,413	5.94%	1.00%	2.25%	13.14%	14.54%
2018	3,310	1.600	20.286	37,131	8.38%	1.00%	2.25%	-4.67%	-3.49%
2017	3,867	1.679	22.086	44,754	6.41%	1.00%	2.25%	5.15%	6.44%
2016	4,709	1.596	20.830	53,576	6.10%	1.00%	2.25%	10.39%	11.75%
DWS High Income VIP B
2020	—	$23.940	$25.509	$9	5.01%	1.70%	2.05%	3.65%	4.00%
2019	—	23.098	24.528	9	5.47%	1.70%	2.05%	13.01%	13.40%
2018	—	20.438	21.629	8	5.92%	1.70%	2.05%	-4.72%	-4.39%
2017	1	21.451	22.623	16	5.43%	1.70%	2.05%	5.06%	5.42%
2016	1	20.418	21.459	17	5.11%	1.70%	2.05%	10.42%	10.79%
DWS International Growth VIP A
2020	547	$29.865	$29.865	$16,350	1.36%	1.40%	1.40%	20.99%	20.99%
2019	601	24.684	24.684	14,829	1.28%	1.40%	1.40%	29.41%	29.41%
2018	643	19.074	19.074	12,256	1.04%	1.40%	1.40%	-17.85%	-17.85%
2017	683	23.217	23.217	15,865	0.42%	1.40%	1.40%	23.74%	23.74%
2016	950	18.763	18.763	17,816	0.77%	1.40%	1.40%	2.28%	2.28%
DWS International Growth VIP B
2020	—	$28.049	$29.889	$—	N/A	1.70%	2.05%	19.83%	20.24%
2019	3	23.408	24.857	67	1.03%	1.70%	2.05%	28.21%	28.65%
2018	3	18.258	19.321	52	0.77%	1.70%	2.05%	-18.60%	-18.32%
2017	3	22.429	23.654	63	0.08%	1.70%	2.05%	22.75%	23.17%
2016	2	18.271	19.203	47	0.51%	1.70%	2.05%	1.31%	1.66%
DWS Multisector Income VIP A
2020	—	$2.252	$16.337	$—	N/A	1.25%	2.05%	-100.00%	-0.03%
2019	538	2.253	21.001	8,630	3.95%	1.25%	2.05%	7.03%	7.87%
2018	540	2.088	19.497	8,019	7.14%	1.25%	2.05%	-3.64%	-2.88%
2017	607	2.150	20.104	9,252	0.99%	1.25%	2.05%	4.65%	5.47%
2016	875	2.039	19.090	13,805	7.74%	1.25%	2.05%	-1.52%	-0.74%
DWS Small Mid Cap Growth VIP A
2020	5,677	$2.702	$34.540	$60,856	0.04%	1.00%	2.25%	27.31%	28.89%
2019	6,366	2.123	26.984	54,063	N/A	1.00%	2.25%	19.72%	21.21%
2018	7,007	1.773	22.418	48,578	N/A	1.00%	2.25%	-15.50%	-14.45%
2017	7,439	2.098	26.387	59,223	0.12%	1.00%	2.25%	19.44%	20.91%
2016	9,687	1.757	21.974	74,757	N/A	1.00%	2.25%	6.68%	8.00%

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

(6) Unit Values and Financial Highlights:

	At December 31,				For the year ended December 31,
	Units (000s)	Unit Fair Value		Net Assets (1) (000s)	Investment Income Ratio (2)	Expense Ratio (3)		Total Return (4)
		Lowest	Highest			Lowest	Highest	Lowest	Highest
DWS Small Mid Cap Value VIP A
2020	4,094	$4.095	$41.174	$44,356	1.19%	1.00%	2.25%	-2.98%	-1.78%
2019	4,629	4.213	42.025	49,634	0.76%	1.00%	2.25%	18.84%	20.31%
2018	5,347	3.538	35.017	45,858	1.44%	1.00%	2.25%	-17.87%	-16.85%
2017	5,889	4.300	42.218	60,980	0.82%	1.00%	2.25%	8.10%	9.43%
2016	7,324	3.970	38.675	80,883	0.54%	1.00%	2.25%	14.32%	15.73%
DWS Small Mid Cap Value VIP B
2020	4	$30.727	$35.724	$129	0.93%	1.70%	2.05%	-3.09%	-2.76%
2019	4	31.708	36.738	133	0.37%	1.70%	2.05%	18.56%	18.97%
2018	4	26.744	30.881	117	1.06%	1.70%	2.05%	-18.02%	-17.73%
2017	4	32.621	37.537	146	0.35%	1.70%	2.05%	7.93%	8.30%
2016	5	30.226	34.662	141	0.21%	1.70%	2.05%	14.14%	14.53%
Deutsche Investments VIT Funds:
DWS Equity 500 Index VIP A
2020	2,662	$32.680	$32.680	$87,006	1.54%	1.40%	1.40%	16.46%	16.46%
2019	2,764	28.061	28.061	77,550	2.01%	1.40%	1.40%	29.38%	29.38%
2018	2,885	21.689	21.689	62,564	1.75%	1.40%	1.40%	-5.98%	-5.98%
2017	3,082	23.067	23.067	71,087	2.12%	1.40%	1.40%	19.86%	19.86%
2016	4,894	19.245	19.245	94,185	1.85%	1.40%	1.40%	10.07%	10.07%
Fidelity Variable Insurance Products Fund:
Fidelity VIP Asset Manager
2020	52	$47.498	$58.907	$2,831	1.37%	1.00%	2.05%	12.56%	13.73%
2019	61	42.197	51.794	2,923	1.77%	1.00%	2.05%	15.87%	17.08%
2018	65	36.416	44.239	2,703	1.61%	1.00%	2.05%	-7.26%	-6.29%
2017	78	39.268	47.209	3,461	1.86%	1.00%	2.05%	11.82%	12.98%
2016	83	35.118	41.786	3,261	1.39%	1.00%	2.05%	1.01%	2.05%
Fidelity VIP Contrafund
2020	551	$87.499	$142.927	$72,133	0.24%	1.00%	2.25%	27.69%	29.27%
2019	658	68.522	110.561	66,948	0.47%	1.00%	2.25%	28.68%	30.28%
2018	725	53.249	84.867	56,758	0.74%	1.00%	2.25%	-8.45%	-7.31%
2017	804	58.163	91.559	68,007	1.00%	1.00%	2.25%	19.20%	20.67%
2016	880	48.793	75.873	61,891	0.78%	1.00%	2.25%	5.64%	6.94%
Fidelity VIP Equity Income
2020	222	$51.993	$91.016	$18,191	1.60%	1.00%	2.25%	4.35%	5.64%
2019	249	49.827	86.158	19,403	2.01%	1.00%	2.25%	24.64%	26.18%
2018	276	39.977	68.281	17,102	2.24%	1.00%	2.25%	-10.32%	-9.21%
2017	319	44.579	75.204	21,871	1.65%	1.00%	2.25%	10.42%	11.78%
2016	360	40.373	67.279	22,125	2.18%	1.00%	2.25%	15.43%	16.85%
Fidelity VIP Growth
2020	211	$123.904	$240.790	$46,442	0.07%	1.00%	2.25%	40.73%	42.47%
2019	205	88.045	169.012	31,703	0.27%	1.00%	2.25%	31.36%	32.98%
2018	224	67.026	127.092	26,055	0.26%	1.00%	2.25%	-2.38%	-1.16%
2017	238	68.659	128.587	28,108	0.22%	1.00%	2.25%	32.17%	33.80%
2016	262	51.947	96.104	23,174	0.04%	1.00%	2.25%	-1.41%	-0.19%

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

(6) Unit Values and Financial Highlights:

	At December 31,				For the year ended December 31,
	Units (000s)	Unit Fair Value		Net Assets (1) (000s)	Investment Income Ratio (2)	Expense Ratio (3)		Total Return (4)
		Lowest	Highest			Lowest	Highest	Lowest	Highest
Fidelity VIP Index 500
2020	156	$433.362	$537.454	$75,754	1.59%	1.00%	2.05%	15.86%	17.07%
2019	177	374.026	459.093	73,552	2.00%	1.00%	2.05%	28.71%	30.05%
2018	188	290.590	353.012	59,912	1.91%	1.00%	2.05%	-6.42%	-5.44%
2017	208	310.530	373.330	71,514	1.77%	1.00%	2.05%	19.28%	20.51%
2016	225	260.346	309.787	64,424	1.43%	1.00%	2.05%	9.62%	10.76%
Fidelity VIP Index 500 - SC
2020	5	$38.034	$455.516	$2,068	1.41%	1.25%	2.25%	15.35%	16.49%
2019	5	32.908	391.035	2,049	1.81%	1.25%	2.25%	28.14%	29.40%
2018	6	25.632	302.184	1,878	1.54%	1.25%	2.25%	-6.84%	-5.91%
2017	8	27.459	321.176	2,379	1.50%	1.25%	2.25%	18.74%	19.91%
2016	10	23.080	267.842	2,509	1.30%	1.25%	2.25%	9.13%	10.21%
Franklin Templeton Variable Insurance Products Trust:
Franklin Mutual Global Discovery VIP Fund CL 2
2020	327	$28.911	$35.930	$11,117	1.91%	1.00%	2.25%	-6.57%	-5.41%
2019	400	30.943	37.984	14,436	1.61%	1.00%	2.25%	21.63%	23.14%
2018	451	25.440	30.847	13,250	2.36%	1.00%	2.25%	-13.18%	-12.10%
2017	517	29.303	35.094	17,322	1.78%	1.00%	2.25%	6.22%	7.53%
2016	573	27.588	32.638	17,913	1.59%	1.00%	2.25%	9.71%	11.07%
Franklin Mutual Shares VIP Fund CL 2
2020	122	$21.582	$26.821	$3,088	2.38%	1.00%	2.25%	-7.13%	-5.98%
2019	134	23.240	28.529	3,616	1.80%	1.00%	2.25%	19.88%	21.36%
2018	151	19.387	23.508	3,363	2.48%	1.00%	2.25%	-11.08%	-9.97%
2017	162	21.802	26.112	4,031	2.19%	1.00%	2.25%	5.97%	7.28%
2016	195	20.574	24.340	4,546	1.92%	1.00%	2.25%	13.51%	14.91%
Franklin Rising Dividends VIP Fund CL 2
2020	158	$35.929	$44.652	$6,655	1.15%	1.00%	2.25%	13.42%	14.82%
2019	197	31.678	38.888	7,265	1.30%	1.00%	2.25%	26.39%	27.95%
2018	227	25.064	30.392	6,552	1.29%	1.00%	2.25%	-7.18%	-6.02%
2017	252	27.002	32.339	7,790	1.54%	1.00%	2.25%	17.91%	19.37%
2016	301	22.900	27.092	7,819	1.39%	1.00%	2.25%	13.50%	14.90%
Franklin Small Cap Value VIP Fund CL 2
2020	101	$37.012	$45.999	$4,387	1.24%	1.00%	2.25%	2.87%	4.15%
2019	115	35.978	44.167	4,784	1.10%	1.00%	2.25%	23.57%	25.10%
2018	125	29.116	35.306	4,181	0.94%	1.00%	2.25%	-14.81%	-13.74%
2017	138	34.176	40.932	5,350	0.51%	1.00%	2.25%	8.22%	9.56%
2016	162	31.579	37.360	5,767	0.79%	1.00%	2.25%	27.33%	28.90%
Franklin Strategic Income VIP Fund CL 2
2020	180	$16.945	$21.059	$3,590	4.83%	1.00%	2.25%	1.15%	2.41%
2019	204	16.752	20.564	3,990	5.14%	1.00%	2.25%	5.68%	6.98%
2018	231	15.852	19.222	4,223	2.75%	1.00%	2.25%	-4.30%	-3.11%
2017	276	16.565	19.839	5,220	2.87%	1.00%	2.25%	2.26%	3.53%
2016	312	16.198	19.163	5,722	3.97%	1.00%	2.25%	5.57%	6.87%

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

(6) Unit Values and Financial Highlights:

	At December 31,				For the year ended December 31,
	Units (000s)	Unit Fair Value		Net Assets (1) (000s)	Investment Income Ratio (2)	Expense Ratio (3)		Total Return (4)
		Lowest	Highest			Lowest	Highest	Lowest	Highest
Franklin U.S. Government Securities VIP Fund CL 2
2020	141	$11.423	$14.196	$1,880	4.20%	1.00%	2.25%	1.55%	2.80%
2019	104	11.249	13.809	1,358	2.93%	1.00%	2.25%	2.91%	4.19%
2018	95	10.930	13.254	1,198	2.46%	1.00%	2.25%	-1.88%	-0.66%
2017	113	11.140	13.342	1,442	2.27%	1.00%	2.25%	-0.88%	0.34%
2016	119	11.240	13.297	1,512	2.31%	1.00%	2.25%	-1.55%	-0.33%
Templeton Developing Markets VIP Fund CL 2
2020	62	$35.546	$44.177	$2,595	3.52%	1.00%	2.25%	0.00%	16.02%
2019	81	31.016	38.075	2,935	1.00%	1.00%	2.25%	-100.00%	25.44%
2018	90	25.032	30.353	2,602	0.87%	1.00%	2.25%	-17.66%	-16.63%
2017	107	30.400	36.409	3,702	1.02%	1.00%	2.25%	37.33%	39.02%
2016	112	22.137	26.189	2,794	0.81%	1.00%	2.25%	14.87%	16.28%
Invesco Variable Insurance Funds
Invesco V.I. Diversified Dividend Fund Series I
2020	51	$12.525	$15.567	$751	2.69%	1.00%	2.25%	-2.06%	-0.85%
2019	57	12.789	15.701	847	3.02%	1.00%	2.25%	22.34%	23.85%
2018	64	10.453	12.677	774	2.21%	1.00%	2.25%	-9.62%	-8.49%
2017	82	11.566	13.853	1,080	1.51%	1.00%	2.25%	6.19%	7.50%
2016	107	10.891	12.887	1,323	1.50%	1.00%	2.25%	12.29%	13.68%
Invesco V.I. Global Real Estate Fund Series I
2020	105	$25.988	$32.298	$3,193	4.30%	1.00%	2.25%	-14.25%	-13.19%
2019	118	30.306	37.204	4,153	4.49%	1.00%	2.25%	20.29%	21.78%
2018	124	25.194	30.550	3,600	3.56%	1.00%	2.25%	-8.23%	-7.09%
2017	145	27.453	32.880	4,538	3.13%	1.00%	2.25%	10.57%	11.93%
2016	162	24.829	29.374	4,540	1.61%	1.00%	2.25%	-0.20%	1.03%
Invesco V.I. Health Care Fund
2020	53	$36.274	$45.081	$2,251	0.29%	1.00%	2.25%	11.94%	13.33%
2019	58	32.405	39.780	2,196	0.04%	1.00%	2.25%	29.59%	31.19%
2018	68	25.006	30.322	1,956	N/A	1.00%	2.25%	-1.33%	-0.10%
2017	75	25.343	30.352	2,162	0.38%	1.00%	2.25%	13.29%	14.68%
2016	91	22.371	26.466	2,296	N/A	1.00%	2.25%	-13.40%	-12.34%
Invesco V.I. Managed Volatility Fund Series I
2020	353	$17.673	$35.852	$6,999	1.83%	1.00%	2.25%	-3.66%	-2.47%
2019	405	18.193	36.759	8,337	1.36%	1.00%	2.25%	15.97%	17.41%
2018	444	15.557	31.309	7,817	1.69%	1.00%	2.25%	-12.97%	-11.89%
2017	522	17.726	35.533	10,561	1.33%	1.00%	2.25%	8.13%	9.47%
2016	826	16.257	32.460	14,819	1.69%	1.00%	2.25%	8.19%	9.52%
Janus Henderson Series:
Janus Henderson Balanced Portfolio I-S
2020	713	$69.785	$106.823	$70,134	1.69%	1.00%	2.25%	11.80%	13.18%
2019	801	62.422	94.384	69,708	1.93%	1.00%	2.25%	19.89%	21.38%
2018	867	52.065	77.762	62,386	2.22%	1.00%	2.25%	-1.55%	-0.32%
2017	936	52.883	78.012	67,811	1.60%	1.00%	2.25%	15.83%	17.26%
2016	1,026	45.655	66.529	63,573	2.17%	1.00%	2.25%	2.31%	3.57%

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

(6) Unit Values and Financial Highlights:

	At December 31,				For the year ended December 31,
	Units (000s)	Unit Fair Value		Net Assets (1) (000s)	Investment Income Ratio (2)	Expense Ratio (3)		Total Return (4)
		Lowest	Highest			Lowest	Highest	Lowest	Highest
Janus Henderson Enterprise Portfolio I-S
2020	426	$110.465	$157.574	$62,115	0.06%	1.00%	2.25%	16.84%	18.29%
2019	478	94.540	133.209	59,125	0.21%	1.00%	2.25%	32.50%	34.14%
2018	523	71.348	99.303	48,340	0.26%	1.00%	2.25%	-2.62%	-1.41%
2017	580	73.267	100.720	54,536	0.26%	1.00%	2.25%	24.63%	26.16%
2016	634	58.790	79.833	47,337	0.15%	1.00%	2.25%	9.90%	11.25%
Janus Henderson Forty Portfolio I-S
2020	164	$55.441	$55.441	$9,106	0.83%	1.40%	1.40%	37.47%	37.47%
2019	65	40.329	40.329	2,632	0.21%	1.40%	1.40%	35.27%	35.27%
2018	14	29.814	29.814	419	1.14%	1.40%	1.40%	0.57%	0.57%
2017	12	29.646	29.646	353	N/A	1.40%	1.40%	28.52%	28.52%
2016	12	23.067	23.067	283	0.94%	1.40%	1.40%	0.78%	0.78%
Janus Henderson Global Research Portfolio I-S
2020	522	$56.845	$79.918	$38,672	0.66%	1.00%	2.25%	17.42%	18.87%
2019	575	48.412	67.231	35,957	1.01%	1.00%	2.25%	26.20%	27.77%
2018	629	38.360	52.620	30,837	1.19%	1.00%	2.25%	-8.93%	-7.79%
2017	683	42.121	57.068	36,419	0.82%	1.00%	2.25%	24.24%	25.77%
2016	774	33.902	45.373	32,906	1.06%	1.00%	2.25%	-0.18%	1.06%
Janus Henderson Mid Cap Value Portfolio S-S
2020	74	$33.984	$42.234	$2,940	0.96%	1.00%	2.25%	-3.39%	-2.19%
2019	98	35.175	43.180	3,998	1.06%	1.00%	2.25%	27.19%	28.76%
2018	107	27.656	33.535	3,405	0.93%	1.00%	2.25%	-15.73%	-14.68%
2017	116	32.818	39.304	4,323	0.64%	1.00%	2.25%	11.14%	12.51%
2016	120	29.529	34.934	3,989	0.86%	1.00%	2.25%	16.16%	17.59%
Janus Henderson Research Portfolio I-S
2020	386	$64.560	$97.359	$34,836	0.39%	1.00%	2.25%	30.03%	31.64%
2019	429	49.650	73.960	29,456	0.47%	1.00%	2.25%	32.54%	34.18%
2018	468	37.461	55.120	24,036	0.59%	1.00%	2.25%	-4.73%	-3.55%
2017	515	39.322	57.147	27,502	0.40%	1.00%	2.25%	25.08%	26.62%
2016	583	31.438	45.133	24,662	0.53%	1.00%	2.25%	-1.71%	-0.49%
JPMorgan Insurance Trust:
JPMorgan Insurance Trust Core Bond
2020	31	$14.282	$16.885	$505	2.16%	1.25%	2.25%	5.47%	6.51%
2019	22	13.541	15.853	329	2.34%	1.25%	2.25%	5.80%	6.84%
2018	19	12.799	14.838	274	2.51%	1.25%	2.25%	-2.16%	-1.19%
2017	23	13.082	15.017	334	2.24%	1.25%	2.25%	1.30%	2.30%
2016	40	12.914	14.680	567	2.73%	1.25%	2.25%	-0.13%	0.86%
JPMorgan Insurance Trust Mid Cap Value
2020	145	$28.144	$34.706	$4,777	1.23%	1.00%	2.25%	-1.84%	-0.62%
2019	162	28.672	34.924	5,375	1.68%	1.00%	2.25%	23.97%	25.51%
2018	184	23.127	27.826	4,879	1.01%	1.00%	2.25%	-13.79%	-12.71%
2017	206	26.826	31.879	6,277	0.75%	1.00%	2.25%	11.27%	12.64%
2016	259	24.109	28.302	7,052	0.87%	1.00%	2.25%	12.18%	13.56%

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

(6) Unit Values and Financial Highlights:

	At December 31,				For the year ended December 31,
	Units (000s)	Unit Fair Value		Net Assets (1) (000s)	Investment Income Ratio (2)	Expense Ratio (3)		Total Return (4)
		Lowest	Highest			Lowest	Highest	Lowest	Highest
JPMorgan Insurance Trust Small Cap Core
2020	88	$38.100	$52.707	$4,324	0.83%	1.00%	2.25%	11.18%	12.56%
2019	100	34.201	46.826	4,395	0.41%	1.00%	2.25%	21.84%	23.34%
2018	108	28.016	37.964	3,833	0.41%	1.00%	2.25%	-13.88%	-12.81%
2017	113	32.468	43.540	4,627	0.32%	1.00%	2.25%	12.70%	14.09%
2016	130	28.753	38.163	4,659	0.49%	1.00%	2.25%	17.58%	19.03%
JPMorgan Insurance Trust US Equity
2020	25	$36.935	$45.546	$1,078	0.68%	1.00%	2.25%	22.51%	24.02%
2019	28	30.149	36.725	992	0.90%	1.00%	2.25%	28.86%	30.45%
2018	27	23.398	28.152	730	0.94%	1.00%	2.25%	-8.24%	-7.10%
2017	37	25.499	30.304	1,075	1.04%	1.00%	2.25%	19.65%	21.12%
2016	34	21.312	25.019	808	1.07%	1.00%	2.25%	8.50%	9.84%
Oppenheimer Variable Account Funds:
Oppenheimer Capital Appreciation
2020	43	$36.478	$45.334	$1,827	N/A	1.00%	2.25%	33.24%	34.89%
2019	53	27.377	33.608	1,691	N/A	1.00%	2.25%	32.86%	34.50%
2018	55	20.606	24.987	1,302	N/A	1.00%	2.25%	-8.04%	-6.89%
2017	67	22.407	26.836	1,704	0.01%	1.00%	2.25%	23.73%	25.25%
2016	74	18.110	21.425	1,521	0.11%	1.00%	2.25%	-4.57%	-3.39%
Oppenheimer Discovery Mid Cap Growth Fund S-S
2020	34	$43.453	$54.002	$1,711	N/A	1.00%	2.25%	37.16%	38.85%
2019	36	31.681	38.892	1,312	N/A	1.00%	2.25%	35.95%	37.63%
2018	35	23.304	28.258	953	N/A	1.00%	2.25%	-8.38%	-7.24%
2017	46	25.435	30.462	1,342	N/A	1.00%	2.25%	25.64%	27.19%
2016	48	20.245	23.951	1,097	N/A	1.00%	2.25%	-0.16%	1.07%
Oppenheimer Global Fund S-S
2020	371	$45.910	$57.056	$20,038	0.39%	1.00%	2.25%	24.54%	26.08%
2019	432	36.865	45.255	18,522	0.67%	1.00%	2.25%	28.56%	30.15%
2018	475	28.675	34.771	15,703	0.82%	1.00%	2.25%	-15.31%	-14.26%
2017	526	33.859	40.552	20,323	0.74%	1.00%	2.25%	33.33%	34.97%
2016	589	25.395	30.044	16,927	0.75%	1.00%	2.25%	-2.35%	-1.14%
Oppenheimer Global Strategic Income VA
2020	149	$15.528	$19.298	$2,708	4.92%	1.00%	2.25%	0.72%	1.97%
2019	171	15.417	18.925	3,072	3.41%	1.00%	2.25%	8.17%	9.51%
2018	192	14.252	17.281	3,146	4.51%	1.00%	2.25%	-6.65%	-5.49%
2017	225	15.267	18.285	3,918	1.91%	1.00%	2.25%	3.71%	4.99%
2016	260	14.721	17.416	4,323	4.86%	1.00%	2.25%	3.93%	5.22%
Oppenheimer Main Street
2020	103	$32.149	$39.953	$3,880	1.03%	1.00%	2.25%	11.19%	12.57%
2019	121	28.913	35.493	4,055	0.84%	1.00%	2.25%	28.84%	30.43%
2018	129	22.441	27.211	3,338	0.94%	1.00%	2.25%	-10.13%	-9.01%
2017	146	24.971	29.907	4,173	1.04%	1.00%	2.25%	14.08%	15.48%
2016	173	21.890	25.897	4,270	0.87%	1.00%	2.25%	8.86%	10.20%

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

(6) Unit Values and Financial Highlights:

	At December 31,				For the year ended December 31,
	Units (000s)	Unit Fair Value		Net Assets (1) (000s)	Investment Income Ratio (2)	Expense Ratio (3)		Total Return (4)
		Lowest	Highest			Lowest	Highest	Lowest	Highest
Oppenheimer Main Street Small Cap Fund S-S
2020	137	$44.204	$54.936	$7,128	0.30%	1.00%	2.25%	17.00%	18.45%
2019	164	37.780	46.379	7,186	N/A	1.00%	2.25%	23.36%	24.88%
2018	184	30.627	37.137	6,507	0.06%	1.00%	2.25%	-12.52%	-11.43%
2017	210	35.009	41.929	8,368	0.65%	1.00%	2.25%	11.41%	12.79%
2016	221	31.424	37.176	7,840	0.24%	1.00%	2.25%	15.09%	16.51%
PIMCO Variable Insurance Trust:
PIMCO PVIT International Bond(U.S. Dollar-Hedged)
2020	—	$22.696	$22.696	$4	5.91%	1.40%	1.40%	4.10%	4.10%
2019	—	21.803	21.803	4	0.95%	1.40%	1.40%	5.53%	5.53%
2018	1	20.661	20.661	12	1.40%	1.40%	1.40%	0.70%	0.70%
2017	1	20.517	20.517	15	4.70%	1.40%	1.40%	1.35%	1.35%
2016	1	20.244	20.244	15	1.19%	1.40%	1.40%	5.01%	5.01%
PIMCO Low Duration ADM
2020	—	$15.581	$15.581	$—	N/A	1.40%	1.40%	1.56%	1.56%
2019	—	15.341	15.341	—	0.08%	1.40%	1.40%	2.59%	2.59%
2018	2	14.953	14.953	30	2.05%	1.40%	1.40%	-1.06%	-1.06%
2017	2	15.113	15.113	36	1.34%	1.40%	1.40%	-0.05%	-0.05%
2016	2	15.121	15.121	36	1.37%	1.40%	1.40%	0.00%	0.00%
Voya Global Resources Trust:
Voya Global High Dividend Low Volatility Portfolio (b)
2020	197	$12.444	$14.379	$2,720	2.00%	1.00%	2.05%	-3.08%	-2.07%
2019	215	12.839	14.683	3,038	2.59%	1.00%	2.05%	18.97%	20.21%
2018	237	10.792	12.215	2,796	4.51%	1.00%	2.05%	-10.95%	-10.02%
2017	281	12.118	13.575	3,693	2.11%	1.00%	2.05%	20.97%	22.22%
2016	318	10.018	11.107	3,427	2.59%	1.00%	2.05%	3.64%	4.72%
Voya Investors Trust:
VY JPMorgan Emerging Markets Equity Portfolio Class I
2020	119	$39.085	$45.685	$5,210	0.51%	1.00%	2.05%	31.05%	32.42%
2019	144	29.824	34.501	4,775	0.14%	1.00%	2.05%	29.46%	30.81%
2018	159	23.036	26.375	4,027	0.85%	1.00%	2.05%	-18.27%	-17.42%
2017	166	28.186	31.937	5,109	0.68%	1.00%	2.05%	40.49%	41.94%
2016	178	20.063	22.500	3,882	1.45%	1.00%	2.05%	10.99%	12.14%

(1)	Net Assets equals Contract Owners’ Equity.
(2)

This ratio represents dividends recorded by the subaccount from the underlying mutual fund divided by the average net assets. This ratio excludes the Expense Ratio. N/A is noted if the fund did not pay any dividends or subaccount ceased as an investment option.

(3)

This ratio represents the annualized contract expenses of the separate account, resulting in a direct reduction of unit values, consisting primarily of mortality, expense, and administrative charges. Charges that require redemption of contract owner units are excluded.

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

(6) Unit Values and Financial Highlights:

(4)

Total return is calculated using the beginning and ending unit value (before rounding for this presentation), which reflects the changes in the underlying fund values and reductions related to the Expense Ratio, for the period indicated. The Archway product has total returns outside the ranges provided that do not correspond to the minimum or maximum expense ratio. This product invests in shares at the fund level that typically experience additional expenses. This can result in a lower subaccount total return than another product with a higher rider expense ratio. Total returns for periods of less than one year are not annualized. N/A is noted if the subaccount is not an investment option in the applicable period.

(a)	Effective September 25, 2020, name changed from American Century VP Income & Growth.
(b)	Effective April 30, 2020, name changed from Voya Global Equity Portfolio.

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ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

(7) Subsequent Events:

The Separate Account has evaluated the effects of events subsequent to December  31, 2020 and through the financial statement issuance date. All accounting and disclosure requirements related to subsequent events are included in the financial statements, as applicable.

The remainder of this page is intentionally left blank

Zurich American Life Insurance

Company

Statutory Financial Statements

December 31, 2020 and 2019

For the Years Ended December 31, 2020, 2019

and 2018

And Supplemental Schedules

As of and for the Year Ended December 31, 2020

Zurich American Life Insurance Company

Index

December 31, 2020, 2019 and 2018

Page(s)

Report of Independent Auditors	1-2

Statutory Financial Statements

Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus	3

Statutory Statements of Operations	4

Statutory Statements of Changes in Capital and Surplus	5

Statutory Statements of Cash Flows	6

Notes to Statutory Financial Statements	7-48

Supplemental Schedules

Supplemental Schedule of Assets and Liabilities	50-51

Supplemental Summary Investment Schedule	52

Supplemental Investment Risks Interrogatories	53-54

Supplemental Schedule of Reinsurance Disclosures	55-57

Report of Independent Auditors

To the Board of Directors of Zurich American Life Insurance Company

We have audited the accompanying statutory financial statements of Zurich American Life Insurance Company, which comprise the statutory statements of admitted assets, liabilities and capital and surplus as of December 31, 2020 and December 31, 2019, and the related statutory statements of operations and changes in capital and surplus, and of cash flows for each of the three years in the period ended December 31, 2020.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Illinois Department of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on the financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the Illinois Department of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

PricewaterhouseCoopers LLP, One North Wacker, Chicago, IL 60606

T: (312) 298 2000, F: (312) 298 2001, www.pwc.com/us

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the “Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles” paragraph, the financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2020 and December 31, 2019, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2020.

Opinion on Statutory Basis of Accounting

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and surplus of the Company as of December 31, 2020, and December 31, 2019, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2020, in accordance with the accounting practices prescribed or permitted by the Illinois Department of Insurance described in Note 2.

Emphasis of Matter

As discussed in Note 6 to the financial statements, the Company has entered into significant transactions with its parent company Zurich Insurance Group Ltd and its affiliates, which are related parties. Our opinion is not modified with respect to this matter.

Other Matter

Our audit was conducted for the purpose of forming an opinion on the statutory-basis financial statements taken as a whole. The supplemental schedule of assets and liabilities, summary investment schedule, schedule of investment risk interrogatories and schedule of reinsurance disclosures (collectively, the “supplemental schedules”) of the Company as of December 31, 2020 and for the year then ended are presented to comply with the National Association of Insurance Commissioners’ Annual Statement Instructions and Accounting Practices and Procedures Manual and for purposes of additional analysis and are not a required part of the statutory-basis financial statements. The supplemental schedules are the responsibility of management and were derived from and relate directly to the underlying accounting and other records used to prepare the statutory-basis financial statements. The supplemental schedules have been subjected to the auditing procedures applied in the audit of the statutory-basis financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the statutory-basis financial statements or to the statutory-basis financial statements themselves and other additional procedures, in accordance with auditing standards generally accepted in the United States of America. In our opinion, the supplemental schedules are fairly stated, in all material respects, in relation to the statutory-basis financial statements taken as a whole.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

April 23, 2021

2

Zurich American Life Insurance Company

Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus

December 31, 2020 and 2019

(in thousands of dollars)	2020	2019
Admitted assets
Cash and invested assets:
Fixed maturities, at amortized cost (fair value of $1,086,055 and $966,876, respectively)	$1,009,428	$924,716
Investment in subsidiary	20,177	18,321
Contract loans	183,094	181,803
Cash, cash equivalents and short-term investments	106,139	103,315
Receivables for securities	678	460

Total cash and invested assets	1,319,516	1,228,615
Federal income tax receivable	8,922	2,649
Other amounts receivable under reinsurance contracts	46,718	53,165
Deferred and uncollected premiums	16,116	9,477
Investment income due and accrued	12,019	7,769
Guaranty funds receivable or on deposit	35	104
Receivable from separate accounts	30,151	29,353
Receivables from parent, subsidiaries and affiliates	459	695
Net deferred income tax asset	1,763	—
Other assets	5,381	2,789
Separate account assets	14,465,829	13,866,716

Total admitted assets	$15,906,909	$15,201,332

Liabilities and Capital and Surplus
Liabilities:
Life and annuity reserves	$605,852	$587,751
Accident and health reserves	—	10,402
Supplemental contracts without life contingencies	4,653	16,485
Claims and benefits payable to policyholders	72,017	68,613

Total policy liabilities	682,522	683,251
Provision for experience rating refunds	456,267	335,932
Other amounts payable on reinsurance	64,614	67,477
Interest maintenance reserve	14,175	6,406
General expenses due or accrued	12,345	5,856
Transfers to Separate Accounts due or accrued	(191)	(524)
Taxes, licenses and fees due or accrued	6,729	12,508
Asset valuation reserve	3,059	2,439
Payable to affiliates	10,981	13,076
Funds held under coinsurance	3,156	2,580
Commission to agents due or accrued	1,246	1,190
Payable for securities	10,504	32,658
Other liabilities	11,368	5,547
Separate account liabilities	14,465,829	13,866,716

Total liabilities	15,742,604	15,035,112

Capital and surplus:
Capital stock ($10 par value – 300,000 authorized shares; 250,000 shares issued and outstanding)	2,500	2,500
Paid-in and contributed surplus	956,970	881,970
Unassigned deficit	(795,165)	(718,250)

Total capital and surplus	164,305	166,220

Total liabilities and capital and surplus	$15,906,909	$15,201,332

The accompanying notes are an integral part of these statutory financial statements.

3

Zurich American Life Insurance Company

Statutory Statements of Operations

Years Ended December 31, 2020, 2019 and 2018

(in thousands of dollars)	2020	2019	2018
Income and loss:
Premium and annuity considerations	$614,100	$1,059,782	$(88,411)
Considerations for supplemental contracts with life contingencies	11,454	8,559	7,472
Net investment income	30,431	32,304	20,940
Amortization of interest maintenance reserve	2,102	600	557
Separate accounts fees	499,783	383,620	359,787
Separate account losses	(474)	(84)	(329)
Commissions and expense allowances on reinsurance ceded	46,693	67,464	43,251
Fee income from non-variable separate account funds	1,596	1,559	3,369
Other loss	(314)	(506)	(44)
Gain on sale - Corporate Life and Pension (see footnote 1)	22,025	—	—

Total income	1,227,396	1,553,298	346,592

Benefits and expenses:
Death benefits	352,312	385,247	66,679
Annuity benefits	50,256	26,952	48,512
Disability benefits	1,239	6,182	1,568
Surrender benefits	27,174	306,500	11,419
Interest and adjustments on policy or deposit-type contracts	(8,512)	5,305	4,946
Payments on supplementary contracts with life contingencies	19,247	19,967	19,802
Increase (decrease) in aggregate reserves for life policies and contracts	7,724	129,975	(1,452)
Commissions	77,606	86,708	66,959
General expenses	37,848	40,382	52,408
Insurance taxes, licenses and fees	16,763	14,334	8,138
Increase (decrease) in loading on deferred and uncollected premiums	(89)	108	117
Net transfers from separate accounts	376,903	70,043	11,814
Experience ratings refunds	164,615	397,138	—
Reinsured fees associated with separate accounts	31,773	31,450	31,702
Variable separate account fees ceded and other	91,403	80,461	91,858

Total benefits and expenses	1,246,262	1,600,752	414,470

Net loss from operations before federal income taxes and total realized capital losses after taxes	(18,866)	(47,454)	(67,878)
Federal income tax expense (benefit)	60,245	1,415	(13,271)

Net loss from operations before total realized capital losses after taxes	(79,111)	(48,869)	(54,607)

Net realized capital gains (losses) before taxes	12,613	4,348	(399)
Less: related federal income tax expense (benefit)	2,776	1,223	(56)
Less: realized gains (losses) transferred to the interest maintenance reserve	9,872	3,422	(252)

Total realized capital losses after taxes	(35)	(297)	(91)

Net loss	$(79,146)	$(49,166)	$(54,698)

The accompanying notes are an integral part of these statutory financial statements.

4

Zurich American Life Insurance Company

Statutory Statements of Changes in Capital and Surplus

Years Ended December 31, 2020, 2019 and 2018

(in thousands of dollars)	Capital Stock	Paid-in and Contributed Surplus	Unassigned Deficit	Total Capital and Surplus
Balances at December 31, 2017	$2,500	$733,970	$(616,894)	$119,576
Net loss	—	—	(54,698)	(54,698)
Change in:
Net unrealized capital losses, net of tax	—	—	(972)	(972)
Nonadmitted assets	—	—	5,413	5,413
Net deferred tax asset	—	—	1,379	1,379
Asset valuation reserve	—	—	378	378
Paid in capital	—	56,000	—	56,000
Surplus as a result of reinsurance	—	—	(149)	(149)
Miscellaneous surplus adjustment	—	—	(167)	(167)
Interest maintenance reserve generated by transferred coinsurance assets	—	—	(192)	(192)

Balances at December 31, 2018	$2,500	$789,970	$(665,902)	$126,568
Net loss	—	—	(49,166)	(49,166)
Change in:
Net unrealized capital losses, net of tax	—	—	(2,521)	(2,521)
Nonadmitted assets	—	—	(12,711)	(12,711)
Net deferred tax asset	—	—	12,930	12,930
Liability for unauthorized reinsurance			(52)	(52)
Asset valuation reserve	—	—	(489)	(489)
Paid in capital	—	92,000	—	92,000
Surplus as a result of reinsurance	—	—	(148)	(148)
Interest maintenance reserve generated by transferred coinsurance assets	—	—	(191)	(191)

Balances at December 31, 2019	$2,500	$881,970	$(718,250)	$166,220
Net loss	—	—	(79,146)	(79,146)
Change in:
Net unrealized capital losses, net of tax	—	—	1,875	1,875
Nonadmitted assets	—	—	(95,277)	(95,277)
Net deferred tax asset	—	—	96,887	96,887
Liability for unauthorized reinsurance	—	—	(264)	(264)
Asset valuation reserve	—	—	(620)	(620)
Paid in capital	—	75,000	—	75,000
Surplus as a result of reinsurance	—	—	(162)	(162)
Interest maintenance reserve generated by transferred coinsurance assets	—	—	(208)	(208)

Balances at December 31, 2020	$2,500	$956,970	$(795,165)	$164,305

The accompanying notes are an integral part of these statutory financial statements.

5

Zurich American Life Insurance Company

Statutory Statements of Cash Flows

Years Ended December 31, 2020, 2019 and 2018

(in thousands of dollars)	2020	2019	2018
Cash flow from operating activities:
Premiums collected, net of reinsurance	$739,403	$1,405,446	$(83,398)
Net investment income	28,533	34,865	20,265
Miscellaneous income	569,308	452,052	406,033
Benefits and loss related payments	(449,564)	(688,268)	(151,015)
Net transfers from separate accounts	(376,570)	(73,706)	(7,099)
Commissions, expenses paid and aggregate write-ins for deductions	(407,779)	(655,729)	(279,635)
Federal and foreign income taxes (paid) recovered	(69,293)	7,951	(50,322)

Net cash provided by (used in) operations	34,038	482,611	(145,171)

Cash flow from investing activities:
Proceeds from investments sold, matured or repaid
Fixed maturities	521,628	288,404	198,789
Stocks	—	97	—
Net gains on cash, cash equivalents and short-term investments	114	7	—
Miscellaneous proceeds	—	31,174	1,482

Total investment proceeds	521,742	319,682	200,271

Cost of investments acquired
Fixed maturities	595,802	742,309	102,655
Stocks	—	85	—
Miscellaneous applications	22,372	460	—

Total investments acquired	618,174	742,854	102,655

Net increase in contract loans	1,291	115,709	1,343

Net cash (used in) provided by investments	(97,723)	(538,881)	96,273

Cash flows from financing activities:
Capital contributions	75,000	92,000	56,000
Net deposits on deposit-type funds and other liabilities	(11,832)	(1,462)	1,133
Other cash provided (applied)	3,341	(6,050)	7,673

Net cash provided by financing and miscellaneous sources	66,509	84,488	64,806

Net change in cash, cash equivalents and short-term investments	2,824	28,218	15,908
Cash, cash equivalents and short-term investments:
Beginning of year	103,315	75,097	59,189

End of year	$106,139	$103,315	$75,097

The accompanying notes are an integral part of these statutory financial statements.

6

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Twelve Months Ended December 31, 2020, 2019 and 2018

1. The Company and Nature of Operations

Organization and Description of Business

Zurich American Life Insurance Company (“ZALICO” or the “Company”) is a stock life insurance company founded in 1947. The Company is incorporated under the insurance laws of the State of Illinois and is licensed in the District of Columbia and all states, except for New York.

The Company is a wholly owned subsidiary of Zurich American Company, LLC (“ZAC”) (formerly Zurich American Corporation, which converted to a limited liability company effective October 1, 2019), a non-operating holding company incorporated under the laws of the State of Delaware. ZAC is a wholly-owned subsidiary of Zurich Holding Company of America, Inc., (“ZHCA”) a Delaware Corporation, which in turn is a wholly-owned subsidiary of Zurich Insurance Group Ltd. (“ZIG”), a financial services company domiciled in Switzerland.

Effective September 3, 2003, ZALICO transferred certain of its business, as well as the capital stock of its wholly-owned subsidiaries, to a former affiliate, Federal Kemper Life Assurance Company (“FKLA”). In a contemporaneous transaction, FKLA and ZALICO entered into a coinsurance agreement under which FKLA administers the business and the records of, and 100% reinsures, certain lines of business issued by ZALICO, including certain registered variable annuity contracts that are funded through the Company’s Separate Account. These transfers were part of a larger transaction under which the capital stock of FKLA was sold to Bank One Insurance Holdings, Inc. (“Bank One”). On July 1, 2004, Bank One merged into JP Morgan Chase & Co., and FKLA changed its name to Chase Insurance Life and Annuity Company (“Chase Insurance”).

On July 3, 2006, Protective Life Insurance Company of Birmingham, Alabama (“Protective Life”), purchased Chase Insurance from JP Morgan Chase & Co. Effective April 1, 2007, Chase Insurance merged with and into Protective Life.

Effective August 22, 2010, the Company changed its name to ZALICO from Kemper Investors Life Insurance Company (“KILICO”).

Effective November 2, 2020, the Company sold its Corporate Life and Pension business to American Family Life Assurance Company of Columbus (“Aflac”). See Discontinued Operations below for additional information.

In addition to the above transactions, the Company has entered into various affiliated and unaffiliated reinsurance agreements in order to execute strategic transactions and manage various risks to control its net exposures, and limit the volatility of losses, in an effort to protect capital and surplus. These reinsurance transactions have been disclosed in various sections of the following notes to statutory financial statements.

The Company currently markets a variety of life insurance products primarily through independent insurance agents and brokers. The Company’s products include fixed universal life, indexed universal life, level term, guaranteed death benefit, life portability and conversion. The Company also offers a series of private placement products including variable annuity, individual variable universal life and variable life.

Additionally, the Company marketed group term life products, accidental death & dismemberment, group long term disability and short-term disability insurance. These products were primarily sold through the Corporate Life and Pension (“CLP”) business, which was sold to Aflac.

7

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Twelve Months Ended December 31, 2020, 2019 and 2018

The Company had also previously marketed registered individual and group variable, fixed and market value adjusted deferred annuity products (“DESTINATIONS Products)”, as well as non-registered group variable universal life (“PPVUL”) and business owned life insurance (“BOLI”).

Non-Registered Group Life Insurance

The Company marketed PPVUL and BOLI from 1997 to 2003. BOLI and PPVUL are a form of group life insurance which enables clients to buy variable life insurance on key employees. The policies remain in force until the last insured dies or the policy is surrendered or exchanged. The policyholder has flexibility regarding premiums and the right to allocate premiums to various divisions with differing investment objectives. The policyholders may also borrow from the investment value of the policies, surrender the policies for their cash surrender values or, in some cases, make partial withdrawals from the cash surrender values. Death benefits on the life of any insured are at least equal to the face amount on the individual insured provided the cash value relating to the insured is greater than zero.

The Company records as fees cost of insurance charges taken from the separate accounts, which is recorded as separate account fees. Cost of insurance charges ceded to reinsurers are recorded as a reduction of premiums. The BOLI policies are experience rated contracts with profitability based in part on the policyholder’s mortality experience. Separate account fees collected which are expected to be returned to policyholders due to favorable mortality experience are recorded as a liability in the provision for experience rating refunds. Cost of insurance charges collected in excess of amounts needed to pay death benefits, and to establish mortality reserves, are returned to the policyholder as an experience rating refund expense.

Prior to January 1, 2019, Zurich Insurance Company’s Bermuda Branch (“ZIBB”), a branch of Zurich Insurance Company Ltd. (“ZIC”), a wholly-owned subsidiary of ZIG, reinsured 98% of the mortality risk and 98% of the net amount at risk of the BOLI policies. On January 1, 2019, the reinsurance treaty with ZIBB was terminated. Under a new arrangement with ZIBB, ZALICO assumed back the responsibility to pay all death benefit payments for certain of the Company’s group variable life insurance contracts.

ZIBB offered a stable value protection (“SVP”) option in conjunction with the BOLI policies. The SVP option allows purchasers of the option to make investments into SVP divisions of the Company’s separate accounts. These SVP divisions purchase value protection from a stable value provider which offers smooth or stabilized investment returns over a specified period of time. ZIBB continues to provide the SVP option to the policyholder and net amount at risk protection to the Company.

Separate Accounts

The Company maintains separate account assets and liabilities, which are reported at fair value. Separate accounts reflect two categories of risk assumption: non-guaranteed separate accounts, wherein the contract holder assumes the investment risk, and guaranteed separate accounts, wherein the Company contractually guarantees either a minimum return or account value to the contract holder. Non-guaranteed separate account assets are segregated from other investments. Investment income and gains and losses are credited to or charged against the non-guaranteed accounts without regard to other income, gains or losses of the Company. Mortality, policy administration and surrender charges to all accounts are included in the revenues of the Company. Changes in liabilities for minimum guarantees are included in the life and annuity reserves line item in the financial statements.

8

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Twelve Months Ended December 31, 2020, 2019 and 2018

BFP Securities LLC

BFP Securities LLC (“BFPS”) and Investment Distributors, Inc. (“IDI”), an affiliate of Protective Life, are the principal underwriters for ZALICO’s variable separate accounts. BFPS is also the primary wholesaling distributor of ZALICO’s BOLI and mortality-based funding products. BFPS is a wholly owned subsidiary of Benefit Finance Partners, LLC (“BFP”). BFP is 50% owned by Bancorp Services, L.L.C. (“Bancorp”), an unaffiliated party, and 50% owned by Zurich Benefit Finance LLC (“ZBF”), an affiliate of ZALICO.

Discontinued Operations in 2020

On March 19, 2020, an agreement was executed between ZALICO and the Company’s wholly-owned subsidiary, Zurich American Life Insurance Company of New York (“ZALICONY”) (ZALICO and ZALICONY, collectively the “Companies”), ZHCA, ZIC, Aflac and American Family Life Assurance of New York (“Aflac NY”) to sell the Companies’ CLP business. The transaction closed on November 2, 2020. Part of the transaction required the recapture of CLP net liabilities previously ceded to ZIC as of the closing date, and, subsequently, the Companies ceded 100% of the in-force net CLP liabilities to Aflac and Aflac NY through reinsurance agreements dated as of November 2, 2020.

In addition, the Companies and Aflac entered into an agreement with Benefit Harbor LP to transfer the assets and employees of Benefit Harbor Insurance Services, LLC, the third-party administrator for the Companies CLP business. The Companies, Aflac and Aflac NY also entered into Administrative Services Agreements where the Companies will front CLP business directly written by the Companies for effective dates up to and including January 1, 2022 to Aflac and Aflac NY in exchange for a fronting fee to be determined as a percentage of premiums written and fees collected.

There were no assets for the CLP business on ZALICO’s balance sheet and, as a result, held-for-sale classification was not required. ZALICO recorded a pre-tax gain of $22.0 million related to the discontinued operations sold to Aflac, equal to the fair value of consideration received less the costs to sell.

2. Summary of Significant Accounting Policies

Basis of Presentation

The financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Illinois Department of Insurance.

The Illinois Department of Insurance recognizes only Statements of Statutory Accounting Principles (“SSAP” or “Statutory Basis of Accounting”) prescribed or permitted by the State of Illinois for determining and reporting the financial condition and results of operations of an insurance company, and for determining its solvency under the Illinois Insurance Law. The National Association of Insurance Commissioners’ (“NAIC”) Accounting Practices and Procedures Manual version effective January 1, 2001 (“the Manual”) has been adopted as a component of prescribed or permitted practices by the State of Illinois.

9

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Twelve Months Ended December 31, 2020, 2019 and 2018

The statutory basis of accounting differs from accounting principles generally accepted in the United States (“US GAAP”) in certain respects, which in some cases may be material. The primary differences between the statutory basis of accounting and US GAAP are noted below in each of the following sections:

Cash and Cash Equivalents

Cash and cash equivalents consist of cash on hand, deposits in banks and other investments, with an original maturity of 90 days or less. Cash and cash equivalents are carried at cost, which approximates fair value as required by the NAIC. Investments in money market mutual funds are carried at fair value or net asset value (“NAV”) as a practical expedient as required by the NAIC. Under US GAAP, cash and cash equivalents are carried at fair value.

Investments

Investments are valued as prescribed by the NAIC and as required by the Illinois Department of Insurance. All security transactions are recorded on a trade date basis. Investments are recorded on the following bases:

•

Fixed maturities – At cost, adjusted for amortization of premium or discount. Fixed maturities with NAIC designations of 6 are reported at the lower of amortized cost or fair value. All other fixed maturities are reflected at amortized cost. Discount or premium on fixed maturities is amortized using the interest method on a prospective basis. A yield to worst amortization method is used to take into consideration any fixed maturity call or sinking fund feature. Under US GAAP, fixed maturities are reported at fair value or amortized cost based upon management’s intent as to whether fixed maturities are available for sale or will be held until maturity.

•

Loan-backed securities – Included within the fixed maturities, loan-backed securities are amortized using the interest method including anticipated prepayments at the date of purchase. Prepayment assumptions for single class and multi-class mortgage-backed/asset-backed securities were obtained from the respective asset managers and the prepayment windows and/or cash flows were obtained from Bloomberg. The Company has elected to use the book value as of January 1, 1994 as the cost for applying the prospective adjustment method to securities purchased prior to that date. Loan-backed securities with evidence of deterioration of credit quality for which it is probable that the Company will be unable to collect all contractually required payments receivable are written down to the present value of expected cash flows to be received. Under US GAAP, fixed maturities are reported at fair value or amortized cost based upon management’s intent as to whether fixed maturities are available for sale or will be held until maturity.

•

Investment in subsidiary – The Company’s investment in the common stock of its wholly owned insurance subsidiary is accounted and reported under the equity method as described in SSAP No. 97, “Investments in Subsidiary, Controlled and Affiliated Entities,” and valued in accordance with section 3(ii) (D) of the NAIC Valuations Securities manual and reported based on the statutory capital and surplus of the subsidiary. Changes in the carrying value of such investments are reflected as unrealized gains or losses in capital and surplus.

•	Short-term investments – The Company records short-term investments at cost or amortized cost.

•

Contract loans are carried at the aggregate of the unpaid balance provided the unpaid balance does not exceed either cash surrender value of the policy or the policy reserves. The excess of the unpaid loan balance over the cash surrender value is nonadmitted and reflected as an unrealized capital loss.

10

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Twelve Months Ended December 31, 2020, 2019 and 2018

•

Upon default or indication of potential default by an issuer of fixed maturity securities, other than mortgage-backed securities, the issue(s) of such issuer would be analyzed for possible write-down. Any such issue would be written down to its net realizable value (or “fair value”) during the fiscal year in which the impairment was determined to have become other than temporary. Thereafter, each issue is regularly reviewed, and additional write-downs may be taken in light of later developments. Write-downs are included as part of net realized capital gains and losses. All loan-backed and structured securities were reviewed to determine if there were any indications of potential for other than temporary impairment classification (“OTTI”). Where such an indication existed, cash flow and credit support analyses were performed. If it was determined that the Company was to receive less than 100% of contractual cash flows, the OTTI impact was measured and recorded in accordance with SSAP 43R, “Loan-Backed and Structured Securities.” Other than the recognized OTTI on loan-backed securities disclosed in footnote 3, the Company did not recognize OTTI on fixed maturities.

In determining fair market value, for the majority of securities, quotes were obtained from third party sources. If quotes from these sources were not available, a broker estimate was used. Differences between cost and admitted asset investment carrying amounts are credited and charged directly to unassigned surplus rather than to a separate component of stockholder’s equity and other comprehensive income.

Investment Income and Realized Gains and Losses

Investment income is recorded when earned. All investment income due and accrued amounts that are over 90 days past due, are excluded from surplus. The Company had no investment income due and accrued that was over 90 days past due at December 31, 2020 or 2019.

Realized gains or losses on sales of investments, determined on the basis of identifiable cost on the disposition of the respective investment, which are not transferred to the interest maintenance reserve (“IMR”) and write-downs are credited or charged to income, net of applicable federal income tax. Unrealized gains and losses are credited or charged to surplus, net of deferred tax.

Reserves

Asset Valuation Reserve

The asset valuation reserve (“AVR”) is determined by NAIC prescribed formulas, which establish a provision for the risk of asset defaults and is reported as a liability with changes recorded directly to unassigned surplus. Under US GAAP, no such liability is established.

Interest Maintenance Reserve

An IMR is provided as required by the Illinois Department of Insurance in order to defer certain realized investment gains and losses, net of tax, related to interest rate fluctuations, and to amortize such gains and losses through operating income over the remaining life of the securities sold. Any net unamortized deferred losses are nonadmitted and charged directly to unassigned surplus. No such reserve is required by US GAAP.

Life and Annuity Reserves

Life and annuity reserves under statutory accounting practices are based on statutory mortality, morbidity and interest requirements without consideration of withdrawals and Company experience. Under the statutory basis

11

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Twelve Months Ended December 31, 2020, 2019 and 2018

of accounting, the NAIC Reserve Valuation Method is used for the majority of individual insurance reserves; under US GAAP, individual insurance policyholder liabilities for traditional forms for insurance are generally established using the net premium method. For interest-sensitive policies, a liability for policyholder account balances is established under GAAP based on the contract value that has accrued to the benefit of the policyholder. Policy valuation assumptions used in the estimation of policyholder liabilities are generally prescribed under SSAP; under US GAAP, policy valuation assumptions are based upon best estimates as the date of the policy is issued, with provisions for the risk of adverse deviation.

Certain contracts, in particular deferred annuities with mortality risk, are considered “life contracts” under SSAP and, accordingly, premiums associated with these contracts are reported as revenues. Under US GAAP, the Company’s deferred annuities are classified as either “insurance contracts” of “investment contracts” and, accordingly, for those annuities, premiums are not reported as revenues. Amounts received for investment contracts are also not reported as policy liabilities and insurance reserves under US GAAP.

Under SSAP, the Commissioner’s Annuity Reserve Valuation Method (“CARVM”) is used for the majority of individual deferred annuity reserves; under US GAAP, individual deferred annuity policyholder liabilities are generally equal to the contract value that has accrued to the benefit of the policyholder, in addition to liabilities for certain guarantees under variable annuity contracts.

Liabilities for policy reserves on annuity contracts are calculated based on CARVM. Interest crediting rates under the contracts’ accumulation periods range from 0% to 7%. Guarantee periods range from one to ten years with minimum interest rate guarantees ranging from 0% to 5%.

Liabilities for life policy reserves and interest-sensitive life insurance contracts are based on statutory mortality and interest requirements without consideration of withdrawals. Liabilities for the majority of these contracts are calculated based on the 1980 Commissioner’s Standard Ordinary (“CSO”) table assuming interest rates ranging from 3% to 6%.

The Company waives deduction of deferred fractional premiums upon death of the insured and returns the portion of the final premium paid beyond the policy month of death. Surrender values promised in excess of the legally computed reserves, if any, would be included as a component of reserves.

Extra premiums are charged for policies issued on substandard lives according to underwriting classifications. Final reserves are determined by computing the mid-terminal reserve for the plan and holding an additional one half of the net valuation premium for the modal period.

Principles-based Reserving

In June 2016, the NAIC adopted a recommendation to activate a principles-based reserving (“PBR”) approach for life insurance products in order to more accurately reflect the risks or costs of the liability or obligations of the insurer. During 2020, the Company implemented PBR for individual life policies under Section 20 of the Valuation Manual (“VM-20”) with issue dates of January 1, 2020 and later. Due to the Company’s reinsurance agreements currently in place, there was no net impact to the Company.

The Company also implemented PBR for variable annuity contracts and certain other policies and contracts under Section 21 of the Valuation Manual (“VM-21”) for all contracts in force. Due to the Company’s reinsurance agreements currently in place, the Company has only retained $3.9 million of such reserves as of

12

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Twelve Months Ended December 31, 2020, 2019 and 2018

December 31, 2020. As the cumulative effect of the change as of January 1, 2020 of approximately $815,000 was deemed immaterial by the Company, the Company reflected the decrease to benefits through the statement of operations rather than directly to unassigned surplus.

Acquisition Costs

Under statutory accounting practices, costs of acquiring new business are charged to operations in the year such costs are incurred. Under US GAAP, such costs are deferred and amortized over the premium-paying period of the policies for traditional products, or as a level percentage of gross profits for interest sensitive products.

Recognition of Revenue and Related Expenses

Under statutory accounting practices, premiums are recognized as revenues when due. For US GAAP purposes, premiums for traditional life insurance products, which include those products with fixed and guaranteed premiums and benefits and consist principally of whole and term life insurance policies, are recognized as revenues when due. Revenues for universal life insurance policies and for investment products consist of policy charges for the cost of insurance, interest earned, policy administration charges and surrender charges assessed against policyholder account balances during the year. Expenses related to these products include interest credited to policy account balances, benefit claims incurred in excess of policy account balances and commissions and expense allowances on reinsurance assumed. Revenues also include commissions and expense allowances on reinsurance ceded and reserve adjustments on reinsurance ceded. Under statutory accounting practices, deferred premiums, representing gross premiums less loading, are reported as an admitted asset. Under US GAAP, uncollected premiums are stated at gross amounts and deferred premiums are reflected as a reduction of the related aggregate reserve. Contracts that contain an embedded derivative are not bifurcated between components and are accounted for as part of the host contract, whereas under US GAAP, the embedded derivative would be bifurcated from the host contract and accounted for separately.

Reinsurance

Assets and liabilities are reported gross of reinsurance under US GAAP and net of reinsurance under the statutory basis of accounting. Certain reinsurance transactions are accounted for as financing transactions under US GAAP and as reinsurance for statutory accounting purposes. Transactions recorded as financing have no impact on premiums or losses incurred, while under the statutory basis of accounting, premiums paid to the reinsurer are recorded as ceded premiums (a reduction in revenue) and expected reimbursement for losses from the reinsurer are recorded as a reduction in losses. Reserves and reinsurance recoverables on unpaid claims on reinsured business are netted with aggregate reserves and the liability for life policy claims, respectively. Under US GAAP, these reinsured amounts are reflected as an asset.

Federal Income Taxes

Deferred income taxes are provided for temporary differences between the financial statement and tax bases of assets and liabilities at the end of each year based on enacted tax rates. Deferred income tax assets are reduced by a valuation allowance if it is more likely than not that some portion or all of the deferred tax assets will not be realized. Net deferred tax assets are limited to their admissible amount according to a prescribed formula. Changes in deferred income tax assets and liabilities are reported as adjustments to surplus. Under US GAAP, changes in deferred income taxes are included in income tax expense or benefit and are allocated to continuing operations, discontinued operations, extraordinary items and items charged directly to shareholders’ equity.

13

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Twelve Months Ended December 31, 2020, 2019 and 2018

Nonadmitted Assets

Certain assets are considered nonadmitted assets for statutory purposes and any changes in such assets are credited or charged directly to unassigned surplus. There are no nonadmitted assets for US GAAP purposes.

Use of Estimates

The preparation of financial statements in conformity with accounting practices prescribed or permitted by the Illinois Department of Insurance requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

During 2020, the COVID-19 pandemic has negatively impacted the US and global economies and created impacts and risks to the Company’s business. As of December 31, 2020, COVID-19 related impacts to the Company have been immaterial. However, it is expected that the effects from the pandemic are likely to persist for months to come, and as a result, the extent and nature of its full financial impact cannot reasonably be estimated at this time due to the continued uncertainty as to the severity and duration of the pandemic.

Guaranty Fund Assessments

The Company is liable for guaranty fund assessments (‘GFA”) related to certain unaffiliated life insurance companies that have become insolvent during the years 2020 and prior. The Company’s financial statements include provisions for all known assessments that are expected to be levied against the Company as well as an estimate of amounts (net of expected future premium tax recoveries) that the Company believes will be assessed in the future. According to SSAP No. 35R, “Guaranty Fund and Other Assessments,” such liabilities and estimated premium tax credits, as well as the estimated GFA recoverable for the ceded portion of the future liabilities, are presented separately in the balance sheet. The majority of the GFA liability is ceded to Protective Life.

The Company’s guaranty fund liability is $10,298,000 at both December 31, 2020 and 2019. Amounts recoverable from reinsurers related to GFA liabilities are $9,589,000 and $9,665,000 at December 31, 2020 and 2019, respectively. The amount and period over which the GFA liabilities are expected to be paid varies by insolvency. Future premium tax recoveries total $35,000 and $104,000 at December 31, 2020 and 2019, respectively. Premium tax recoveries vary by state and generally range between five to twenty years.

Separate Accounts

The assets of the separate accounts represent segregated funds administered and invested by the Company for purposes of funding variable annuity and variable life insurance contracts for the exclusive benefit of variable annuity and variable life insurance contract holders. The Company receives administrative fees from the separate accounts and retains varying amounts of withdrawal charges to cover expenses in the event of early withdrawals by contract holders.

The assets and liabilities of the separate accounts are carried at the fair value of the underlying contracts. The difference between the fair values of the contracts, and their termination value, is recorded as a negative liability for transfers to separate accounts due or accrued. Changes in termination value of the contracts are recognized through the Company’s net loss from operations as a component of net transfers to (from) the separate accounts

14

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Twelve Months Ended December 31, 2020, 2019 and 2018

rather than directly to surplus. The assets are invested primarily in a series of mutual funds managed by DWS Investment Management Americas, Inc., and other unaffiliated mutual fund managers.

Reinsurance

In the ordinary course of business, the Company enters into reinsurance agreements to diversify risk and limit its overall financial exposure to certain blocks of annuities and to individual death claims and other claims. Although these reinsurance agreements contractually obligate the reinsurers to reimburse the Company, they do not discharge the Company from its primary liabilities and obligations to policyholders. An additional protection is the existence of a security trust. Several of the Company’s reinsurance contracts require that the reinsurer fund a trust and/or letters of credit, with the fair value of the assets at least equal to the book value of the statutory liabilities reinsured.

Federal Income Taxes

The Company has applied the NAIC SAP No. 101, “Income Taxes.” Income tax incurred is recognized by applying the enacted income tax law. Deferred income taxes are provided for temporary differences between the financial statement and tax bases of assets and liabilities at the end of each year based on enacted tax rates. Changes in admitted deferred tax assets (“DTA”) and liabilities (“DTL”) are recognized as adjustments to surplus. DTAs are first subjected to a valuation allowance assessment.

Net DTAs remaining after the valuation allowance assessment are considered admitted assets based upon specific criteria, which consider the reversal pattern of DTAs and surplus. The reversal pattern and surplus limitation parameters in the admission tests are determined based on the risk-based capital levels.

The Company records interest and penalties related to income tax contingencies as a component of income tax expense.

Nonadmitted Assets

Certain assets, designated as “nonadmitted assets,” such as investment income due and accrued exceeding 90 days, deferred income tax in excess of permitted amounts, EDP, equipment, etc., have been excluded from the statutory statements of admitted assets, liabilities and capital and surplus through a direct charge against unassigned surplus.

Statement of Cash Flows

The statutory basis statement of cash flows is presented as required and differs from the US GAAP presentation. The Company defines cash as cash in banks and money market accounts and considers all highly liquid investments, with maturity of one year or less when purchased, to be short-term investments.

Reclassifications

Certain amounts in 2019 and 2018 have been reclassified to conform to the current year’s presentation.

15

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Twelve Months Ended December 31, 2020, 2019 and 2018

3. Investments

The components of investment income by type of investment for the years ended December 31, 2020, 2019 and 2018 are as follows:

(in thousands of dollars)	2020	2019	2018
Fixed maturities	$26,345	$28,179	$18,427
Contract loans	6,325	3,829	3,086
Cash, cash equivalents and short-term investments	427	1,719	910
Other	—	1	87

Gross investment income	33,097	33,728	22,510
Less: Investment expenses	(2,666)	(1,424)	(1,570)

Net investment income	$30,431	$32,304	$20,940

Investment expenses included the following fees paid to the Company’s various affiliated and non-affiliated investment managers:

(in thousands of dollars)	2020	2019	2018
Fees paid to investment managers:
Affiliated investment managers:
Zurich Investment Services Limited	$304	$362	$228
Zurich Global Investment Management	892	825	780
Farmers Group Inc.	131	125	121
Non-affiliated investment managers:
Prudential Private Placement Investors L.P.	201	213	206
DWS Investment Management Americas, Inc.	267	227	228
Pinebridge	229	176	—
Goldman Sachs	289	94	—
Custody fees	346	(603)	—
Other investment expenses	7	5	7

Total investment expenses	$2,666	$1,424	$1,570

Realized Gains and Losses

Realized gains and losses on sales, redemptions and impairments of investments are determined based on the actual cost of the securities based on specific identification.

16

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Twelve Months Ended December 31, 2020, 2019 and 2018

Realized investment gains and losses for the years ended December 31, 2020, 2019 and 2018 are as follows:

(in thousands of dollars)	2020	2019	2018
Fixed maturities	$12,496	$4,340	$(402)
Cash, cash equivalents, and short term	117	8	3

	12,613	4,348	(399)
Less: Capital gains tax (benefit)	(2,776)	(1,223)	56

	9,837	3,125	(343)
Less: IMR transfers net of tax	(9,872)	(3,422)	252

Total realized capital losses after taxes	$(35)	$(297)	$(91)

Unrealized Gains and Losses on Fixed Maturities

Amortized cost, gross unrealized gains, gross unrealized losses, and estimated fair value of fixed maturities, as of December 31, 2020 and 2019 are as follows:

(in thousands of dollars)	2020
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Fixed maturities
U.S. government	$344,033	$8,539	$(245)	$352,327
Other governments	18,882	361	—	19,243
Political subdivisions	4,351	1,586	—	5,937
Special revenues	97,351	7,313	(66)	104,598
Industrial and miscellaneous (unaffiliated)	544,518	59,253	(101)	603,670
Hybrid securities	293	—	(13)	280

Total fixed maturities	$1,009,428	$77,052	$(425)	$1,086,055

(in thousands of dollars)	2019
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Fixed maturities
U.S. government	$281,190	$4,748	$(169)	$285,769
Other governments	24,721	293	—	25,014
Political subdivisions	3,716	1,104	—	4,820
Special revenues	92,198	4,764	(143)	96,819
Industrial and miscellaneous (unaffiliated)	522,225	31,839	(336)	553,728
Hybrid securities	665	61	—	726

Total fixed maturities	$924,716	$42,809	$(649)	$966,876

17

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Twelve Months Ended December 31, 2020, 2019 and 2018

Unrealized Losses on Fixed Maturities

Fair value and gross unrealized losses of fixed maturities as of December 31, 2020 and 2019 for securities that were in an unrealized loss position were as follows:

(in thousands of dollars)	2020
	Unrealized Losses Less Than 12 Months		Unrealized Losses Greater Than 12 Months
	Gross Estimated Fair Value	Gross Unrealized Losses	Gross Estimated Fair Value	Estimated Unrealized Losses
Fixed maturities
U.S. government	$47,692	$(245)	$—	$—
Industrial and miscellaneous (unaffiliated)	7,038	(49)	—	—
Hybrid securities	280	(13)	—	—
Loan-backed securities	11,862	(63)	8,646	(55)

Total fixed maturities	$66,872	$(370)	$8,646	$(55)

(in thousands of dollars)	2019
	Unrealized Losses Less Than 12 Months		Unrealized Losses Greater Than 12 Months
	Gross Estimated Fair Value	Gross Unrealized Losses	Gross Estimated Fair Value	Estimated Unrealized Losses
Fixed maturities
U.S. government	$44,955	$(169)	$—	$—
U.S. political subdivision bonds	1,193	—	—	—
Industrial and miscellaneous (unaffiliated)	29,290	(106)	3,278	(41)
Loan-backed securities	35,251	(182)	18,003	(151)

Total fixed maturities	$110,689	$(457)	$21,281	$(192)

As of December 31, 2020 and 2019, fixed maturities represented 100% of the Company’s total unrealized loss amount for both years and totaled 82 and 163 securities, respectively.

As of December 31, 2020 and 2019, fixed maturities in an unrealized loss position for less than 12 months were comprised of 57 and 100 securities, respectively, of which 100% of fair value of $66,871,953 and $110,689,333, respectively, were comprised of securities with fair value to amortized cost ratios at or greater than 95%. The majority of these securities are investment grade fixed maturities depressed due to changes in interest rates from the date of purchase.

Fixed maturities in an unrealized loss position for greater than 12 months as of December 31, 2020 and 2019 were comprised of 25 and 63 securities with a total fair value of $8,646,043 and $21,281,110, respectively. The unrealized loss of $54,908 and $192,552 at December 31, 2020 and 2019, respectively, relates to industrial and miscellaneous and loan-backed securities.

18

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Twelve Months Ended December 31, 2020, 2019 and 2018

Concentrations of Credit Risk

The Company is not exposed to any significant concentration of credit risk of a single or group non-governmental issuer. Concentration of credit risk could exist when changes in economic, industry or geographic factors similarly affect groups of counter-parties whose aggregate credit exposure is material in relation to the Company’s total exposure.

Loan-Backed Securities

Loan-backed securities with evidence of deterioration of credit quality, for which it is probable that the Company will be unable to collect all contractually required payments receivable, are written down to the present value of expected cash flows to be received. In determining the impairments for loan-backed securities, a review of default rate, credit support and other key assumptions is made on the security level.

Loan-backed securities impaired as their carrying value was less than the present value of their projected cash flows that were held as of December 31, 2020 and 2019 were as follows:

2020
CUSIP Identification	Book/Adjusted Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized Other-Than- Temporary Impairment	Amortized Cost After OTTI	Fair Value at Time of OTTI	Date of Financial Statement Where Reported
36228FEC6	$135,734	$134,492	$(1,242)	$134,492	$154,137	9/30/2020
22540VG71	53,278	52,040	(1,238)	52,040	65,101	9/30/2020

Total	$189,012	$186,532	$(2,480)	$186,532	$219,238

2019
CUSIP Identification	Book/Adjusted Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized Other-Than- Temporary Impairment	Amortized Cost After OTTI	Fair Value at Time of OTTI	Date of Financial Statement Where Reported
22540VG71	$62,129	$57,863	$(4,266)	$57,863	$69,807	12/31/2019

Total	$62,129	$57,863	$(4,266)	$57,863	$69,807

Maturities of Fixed Maturities

The amortized cost and estimated fair value of fixed maturities, by contractual maturity, at December 31, 2020 and 2019 are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties and because mortgage-backed

19

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Twelve Months Ended December 31, 2020, 2019 and 2018

securities provide for periodic payments throughout their life. As the stated maturities of such securities may not be indicative of actual maturities, the totals for mortgage-backed securities are shown separately.

(in thousands of dollars)	2020		2019
	Amortized Cost	Estimated Fair Value	Amortized Cost	Estimated Fair Value
Due in 1 year or less	$70,128	$70,732	$110,269	$110,652
Due after 1 year through 5 years	380,284	393,198	281,080	287,093
Due after 5 years through 10 years	265,797	285,242	226,090	234,537
Due after 10 years	122,333	158,465	124,585	149,107

	838,542	907,637	742,024	781,390
Mortgage-backed securities	170,886	178,418	182,693	185,486

	$1,009,428	$1,086,055	$924,716	$966,876

Proceeds from fixed maturities and gross realized gains and losses for the years ended December 31, 2020, 2019 and 2018 are as follows:

(in thousands of dollars)	Gross Gains	Gross Losses	Proceeds
2020
Long term fixed maturities	$12,952	$(502)	$521,628
Short term fixed maturities	1	—	12,094
2019
Long term fixed maturities	$4,600	$(272)	$288,404
Short term fixed maturities	4	—	11,017
2018
Long term fixed maturities	$739	$(1,141)	$100,404
Short term fixed maturities	10	(7)	4,960

Fixed maturities with an amortized cost of $3,973,172 and $4,215,611 were on deposit with regulatory authorities at December 31, 2020 and 2019, respectively, to satisfy regulatory requirements. The fair value of these securities was $3,973,883 and $4,223,505 as of December 31, 2020 and 2019, respectively.

Restricted Assets

As of December 31, 2020 and 2019, the Company has the following restricted assets:

2020
Gross Restricted										Percentage
Current Year
(in thousands of dollars)
	1	2	3	4	5	6	7	8	9	10	11
Restricted Asset Category	Total General Account (G/A)	G/A Supporting Protected Cell Account Activity	Total Separate Account (S/A) Restricted Assets	S/A Assets Supporting G/A Activity	Total	Total From Prior Year	Increase/ Decrease	Total Non- Admitted Restricted	Total Current Year Admitted Restricted	Gross Restricted to Total Asset	Admitted Restricted to Total Admitted Assets
On deposit with states regulatory bodies	$3,973	$—	$—	$—	$3,973	$4,216	$(243)	$—	$3,973	0.025%	0.025%

Total restricted assets	$3,973	$—	$—	$—	$3,973	$4,216	$(243)	$—	$3,973	0.025%	0.025%

20

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Twelve Months Ended December 31, 2020, 2019 and 2018

2019
Gross Restricted										Percentage
Current Year
(in thousands of dollars)
	1	2	3	4	5	6	7	8	9	10	11
Restricted Asset Category	Total General Account (G/A)	G/A Supporting Protected Cell Account Activity	Total Separate Account (S/A) Restricted Assets	S/A Assets Supporting G/A Activity	Total	Total From Prior Year	Increase/ Decrease	Total Non- Admitted Restricted	Total Current Year Admitted Restricted	Gross Restricted to Total Asset	Admitted Restricted to Total Admitted Assets
On deposit with states regulatory bodies	$4,216	$—	$—	$—	$4,216	$4,253	$(37)	$—	$4,216	0.00%	0.00%

Total restricted assets	$4,216	$—	$—	$—	$4,216	$4,253	$(37)	$—	$4,216	0.00%	0.00%

4. Fair Value of Financial Instruments

The Company’s financial assets and liabilities carried at fair value have been classified, for disclosure purposes, based on a hierarchy defined by SSAP No. 100. The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets and liabilities (Level 1) and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). An asset’s or liability’s classification is based on the lowest level input that is significant to its measurement. For example, a Level 3 fair value measurement may include inputs that are both observable (Levels 1 and 2) and unobservable (Level 3). The levels of the fair value hierarchy are as follows:

Level 1

Securities valued based on directly observable market prices and are traded in active markets; securities valued on unadjusted quoted prices, if not actively traded. Level 1 securities include money market funds and exchange traded equity and derivative securities.

Level 2	Quoted prices in markets that are not active or significant inputs that are observable either directly or indirectly. Level 2 inputs include the following:

a.	Quoted prices for similar assets or liabilities in active markets

b.	Quoted prices for identical or similar assets or liabilities in nonactive markets

c.	Inputs other than quoted market prices that are observable

d.	Inputs that are derived principally from or corroborated by observable market data through correlation or other means

Level 3

Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These measurements include circumstances in which there is little, if any, market activity for the asset or liability and reflect management’s own judgments about the assumptions a market participant would use in pricing the asset or liability.

At the end of each reporting period, the Company evaluates whether or not an event has occurred that would transfer any of these securities between Level 1 and Level 2. This policy also applies to transfers in and out of Level 3.

21

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Twelve Months Ended December 31, 2020, 2019 and 2018

Fair Values of Financial Instruments and its Levels within Fair Value Hierarchy

The following table provides information as of December 31, 2020 and 2019 about the fair values and certain admitted values of the Company’s financial instruments and its levels within the fair value hierarchy:

(in thousands of dollars)	2020
Type of Financial Instrument	Aggregate Fair Value	Admitted Assets	Level 1	Level 2	Level 3	Not Practicable (Carrying Value)
Assets
Fixed maturities	$1,086,055	$1,009,428	$—	$1,075,121	$10,934	$—
Cash, cash equivalents and short-term investments	106,139	106,139	101,854	4,285	—	—
Receivable for securities	678	678	678	—	—	—
Contract loans	183,094	183,094	—	—	—	183,094
Accrued investment income	12,019	12,019	12,019	—	—	—
Separate account assets	14,465,829	14,465,829	2,329,618	11,106,111	1,030,100	—

Total assets	$15,853,814	$15,777,187	$2,444,169	$12,185,517	$1,041,034	$183,094

Liabilities
Deposit type contracts	$4,653	$4,653	$—	$4,653	$—	$—
Separate account liabilities	14,465,829	14,465,829	—	14,465,829	—	—

Total liabilities	$14,470,482	$14,470,482	$—	$14,470,482	$—	$—

(in thousands of dollars)	2019
Type of Financial Instrument	Aggregate Fair Value	Admitted Assets	Level 1	Level 2	Level 3	Not Practicable (Carrying Value)
Assets
Fixed maturities	$966,876	$924,716	$—	$959,128	$7,748	$—
Cash, cash equivalents and short-term investments	103,324	103,315	93,414	9,910	—	—
Receivable for securities	460	460	460	—	—	—
Contract loans	181,803	181,803	—	—	—	181,803
Accrued investment income	7,769	7,769	7,769	—	—	—
Separate account assets	13,866,716	13,866,716	1,989,945	11,068,931	807,840	—

Total assets	$15,126,948	$15,084,779	$2,091,588	$12,037,969	$815,588	$181,803

Liabilities
Deposit type contracts	$16,485	$16,485	$—	$16,485	$—	$—
Separate account liabilities	13,866,716	13,866,716	—	13,866,716	—	—

Total liabilities	$13,883,201	$13,883,201	$—	$13,883,201	$—	$—

22

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Twelve Months Ended December 31, 2020, 2019 and 2018

Changes in Level 3 Assets Measured at Fair Value

The following table summarizes the changes in Separate Account assets classified as Level 3 for the years ended December 31, 2020 and 2019. Gains and losses reported in this table may include changes in fair value that are attributable to both observable and unobservable inputs.

(in thousands of dollars)	2020
	Beginning Fair Value	Total Gains/ (Losses) Included in Net Income	Total Gains/ (Losses) Included in Surplus	Purchases	Sales	Transfer in/(out) of Level 3	Ending Fair Value
Separate account assets	$807,840	$82,501	$8,203	$206,080	$(74,524)	$—	$1,030,100

(in thousands of dollars)	2019
	Beginning Fair Value	Total Gains/ (Losses) Included in Net Income	Total Gains/ (Losses) Included in Surplus	Purchases	Sales	Transfer in/(out) of Level 3	Ending Fair Value
Separate account assets	$538,425	$33,215	$4,217	$286,971	$(54,988)	$—	$807,840

Methods and Assumptions to Estimate Fair Value of Financial Instruments

The following methods and assumptions were used to estimate the fair value of financial instruments as of December 31, 2020 and 2019:

•

Fixed maturities – The estimated fair value of fixed maturities is valued in accordance with the NAIC’s Purposes and Procedures Manual of the Securities Valuation Office (“SVO”). In those instances where fair value is not available from the SVO, then fair value is based upon quoted market prices, dealer quotes, and prices obtained from independent pricing services, generally broker dealers. Unless representative trades of securities actually occurred at year end, these quotes are generally estimates of fair value based on an evaluation of appropriate factors such as trading in similar securities, yields, credit quality, coupon rate, maturity, type of issues and other market data.

•	Contract loans – The carrying amounts of these items approximate fair market values because interest rates are generally variable and based on current market rates.

•	Cash, cash equivalents and short-term investments – The carrying amounts of these items approximate fair value.

•	Deposit-type contracts – The estimated fair value is currently equal to book value and is based on the present value of the future payments.

•

The separate accounts assets are carried at fair value based on the reported NAV per share of the respective portfolios at December 31, 2020 and 2019. Accumulation values are computed daily based on the change in fair market value of the NAV of the subaccount less mortality and expense risk charges for the subaccount. The carrying amounts of the separate account liabilities are a reasonable estimate of their fair value.

23

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Twelve Months Ended December 31, 2020, 2019 and 2018

5. Income Taxes

Components of DTAs and DTLs at December 31, 2020 and 2019, as well as the related changes, comprise the following components:

(in thousands of dollars)	2020
	Ordinary	Capital	Total
Gross deferred tax assets	$173,273	$986	$174,259
Deferred tax assets nonadmitted	166,150	105	166,255

Subtotal net admitted deferred tax asset	7,123	881	8,004
Deferred tax liabilities	6,241	—	6,241

Net admitted deferred tax asset	$882	$881	$1,763

(in thousands of dollars)	2019
	Ordinary	Capital	Total
Gross deferred tax assets	$72,482	$2,683	$75,165
Deferred tax assets nonadmitted	68,453	2,683	71,136

Subtotal net admitted deferred tax asset	4,029	—	4,029
Deferred tax liabilities	4,029	—	4,029

Net admitted deferred tax asset	$—	$—	$—

(in thousands of dollars)	Change
	Ordinary	Capital	Total
Gross deferred tax assets	$100,791	$(1,697)	$99,094
Deferred tax assets nonadmitted	97,697	(2,578)	95,119

Subtotal net admitted deferred tax asset	3,094	881	3,975
Deferred tax liabilities	2,212	—	2,212

Net admitted deferred tax asset	$882	$881	$1,763

24

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Twelve Months Ended December 31, 2020, 2019 and 2018

The SSAP No. 101 admission calculation components at December 31, 2020 and 2019 are as follows:

(in thousands of dollars)	2020
	Ordinary	Capital	Total
(a) Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$1,763	$1,763
(b) Adjusted gross deferred tax assets expected to be realized after application of the threshold limitation	—	—	—
(b.i) Adjusted gross deferred tax assets expected to be realized following the balance sheet date	—	—	—
(b.ii) Adjusted gross deferred tax assets allowed per limitation threshold	N/A	N/A	24,840
(c) Adjusted gross deferred tax assets offset by gross deferred tax liabilities	6,241	—	6,241

(d) Deferred tax assets admitted as the result of application of SSAP No. 101	$6,241	$1,763	$8,004

Ratio percentage used to determine recovery period and threshold limitation amount			876%
Amount of adjusted capital and surplus used to determine recovery period and threshold limitation			$165,601

(in thousands of dollars)	2019
	Ordinary	Capital	Total
(a) Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$—	$—
(b) Adjusted gross deferred tax assets expected to be realized after application of the threshold limitation	—	—	—
(b.i) Adjusted gross deferred tax assets expected to be realized following the balance sheet date	—	—	—
(b.ii) Adjusted gross deferred tax assets allowed per limitation threshold	N/A	N/A	25,299
(c) Adjusted gross deferred tax assets offset by gross deferred tax liabilities	4,029	—	4,029

(d) Deferred tax assets admitted as the result of application of SSAP No. 101	$4,029	$—	$4,029

Ratio percentage used to determine recovery period and threshold limitation amount			939%
Amount of adjusted capital and surplus used to determine recovery period and threshold limitation			$168,657

25

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Twelve Months Ended December 31, 2020, 2019 and 2018

(in thousands of dollars)	Change
	Ordinary	Capital	Total
(a) Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$1,763	$1,763
(b) Adjusted gross deferred tax assets expected to be realized after application of the threshold limitation	—	—	—
(b.i) Adjusted gross deferred tax assets expected to be realized following the balance sheet date	—	—	—
(b.ii) Adjusted gross deferred tax assets allowed per limitation threshold	N/A	N/A	—
(c) Adjusted gross deferred tax assets offset by gross deferred tax liabilities	2,212	—	2,212

(d) Deferred tax assets admitted as the result of application of SSAP No. 101	$2,212	$1,763	$3,975

Ratio percentage used to determine recovery period and threshold limitation amount			-63%
Amount of adjusted capital and surplus used to determine recovery period and threshold limitation			$(3,056)

The impact of tax planning strategies at December 31, 2020 and 2019 includes:

(in thousands of dollars)	2020		2019		Change
	Ordinary	Capital	Ordinary	Capital	Ordinary	Capital
Adjusted gross DTAs	$173,273	$986	$72,482	$2,683	$100,791	$(1,697)
Percentage of adjusted gross DTAs by tax character admitted because of the impact of tax planning strategies attributable to that tax character	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Net admitted adjusted gross DTAs	$7,123	$881	$4,029	$—	$3,094	$881
Percentage of net admitted adjusted gross DTAs by tax character admitted because of the impact of tax planning strategies attributable to that tax character	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%

The Company is currently recognizing all deferred tax liabilities.

Current income taxes incurred consist of the following major components for the years ended December 31, 2020 and 2019:

(in thousands of dollars)	2020	2019	Change
Federal	$60,245	$1,415	$58,830
Foreign	—	—	—

Subtotal	60,245	1,415	58,830
Federal income tax on net capital gains	2,776	1,223	1,553

Federal and foreign income taxes incurred	$63,021	$2,638	$60,383

26

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Twelve Months Ended December 31, 2020, 2019 and 2018

As of December 31, 2020 and 2019, the tax effects of temporary differences that give rise to significant portions of the deferred tax assets and liabilities are as follows:

(in thousands of dollars)	2020	2019	Change
Deferred tax assets
Ordinary:
Unearned premium reserves	$29	$5	$24
Policyholder reserves	101,667	6,227	95,440
Deferred acquisition costs	69,774	64,602	5,172
Nonadmitted assets	480	397	83
Compensation and benefits accrual	428	648	(220)
Accruals not currently deductible	272	62	210
Other	623	541	82

	173,273	72,482	100,791
Nonadmitted deferred tax assets	(166,150)	(68,453)	(97,697)

Admitted ordinary deferred tax assets	7,123	4,029	3,094

Capital:
Investments	578	575	3
Other	408	2,107	(1,699)

	986	2,682	(1,696)
Nonadmitted deferred tax assets	(105)	(2,682)	2,577

Admitted capital deferred tax assets	881	—	881

Admitted deferred tax assets	8,004	4,029	3,975

Deferred tax liabilities
Ordinary:
Policyholder reserves	2,080	2,546	(466)
Fixed assets	33	112	(79)
Investments	746	801	(55)
Deferred and uncollected premium	3,382	570	2,812

Total deferred tax liabilities	6,241	4,029	2,212

Net admitted deferred tax assets	$1,763	$—	$1,763

The change in net deferred income taxes, net of any valuation allowance, is composed of the following:

(in thousands of dollars)	2020	2019	Change
Total deferred tax assets	$174,259	$75,165	$99,094
Total deferred tax liabilities	6,241	4,029	2,212

Net deferred tax asset	$168,018	$71,136	96,882

Tax effect of unrealized gains			5

Change in net deferred income tax asset			$96,887

27

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Twelve Months Ended December 31, 2020, 2019 and 2018

The provision for federal income taxes incurred is different from that which would be obtained by applying the statutory federal income tax rate at 21% for 2020, 2019 and 2018 to income before income taxes. The significant items causing this difference are as follows:

(in thousands of dollars)	2020	2019	2018
Pre-tax income from operations	$(18,866)	$(47,454)	$(67,878)
Pre-tax realized capital gains (losses) before transfer to IMR	2,741	926	(147)

Total pre-tax income	$(16,125)	$(46,528)	$(68,025)

Provision computed at statutory rate	$(3,386)	$(9,771)	$(14,285)
Amortization of interest maintenance reserve	1,632	593	(170)
Separate accounts dividend received deduction	(749)	(738)	(867)
Ceding commission included in surplus	(78)	(71)	(72)
Nonadmitted assets	(89)	35	1,487
Provision to return	(22,138)	(153)	(19)
Rate adjustment P&L	—	—	(118)
IRS Audit Adjustment	—	(46)	(70)
Life Loss Carryback - CARES Act	(9,087)	(22,035)	—
Base Erosion and Anti-Abuse Tax		21,833	—
Other	29	61	(74)

Total statutory income taxes	$(33,866)	$(10,292)	$(14,188)

Federal income tax incurred	$60,245	$1,415	$(13,271)
Tax on capital gains (losses)	2,776	1,223	(56)
Less: Change in net deferred income tax	(96,887)	(12,930)	(861)

Total statutory income taxes	$(33,866)	$(10,292)	$(14,188)

As of December 31, 2020, the Company did not have any operating loss carryforwards.

The Tax Cuts and Jobs Act (“TCJA”) modified the provision on recoupment in the event of net loss. Net losses for life companies are no longer carried back and are carried forward indefinitely without expiration.

The Coronavirus Aid, Relief, and Economic Security Act (“CARES Act”) was enacted in 2020 and modified the net operating loss carryback rules. The CARES Act change allows companies a carryback period for any losses arising from the 2018, 2019 and 2020 years, and the provision expired at December 31, 2020. The Company intends to file a carryback claim for a loss generated in year 2018.

There was no aggregate amount of deposits reported as admitted assets under Section 6603 of the Internal Revenue Service Code as of December 31, 2020.

28

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Twelve Months Ended December 31, 2020, 2019 and 2018

The Company’s federal income tax return is consolidated with the following entities, with ZHCA as the parent:

American Guarantee and Liability Insurance Company

American Zurich Insurance Company

Colonial American Casualty & Surety Company

Empire Fire and Marine Insurance Company

Empire Indemnity Insurance Company

Fidelity & Deposit Company of Maryland

Hoplite Reinsurance Company of Vermont, Inc.

Rural Community Insurance Company

Steadfast Insurance Company

Sea Pine Technologies, Inc.

The Zurich Services Corporation

Universal Underwriters Insurance Company

Universal Underwriters of Texas Insurance Company

Universal Underwriters Service Corporation

Vehicle Dealer Solutions, Inc.

Zurich Agency Services, Inc.

Zurich Alternative Asset Management, LLC

Zurich American Insurance Company

Zurich American Insurance Company of Illinois

Zurich American Life Insurance Company

Zurich American Life Insurance Company of New York

Zurich American Puerto Rico Insurance Company

Zurich CZI Management Holding, Ltd.

Zurich E & S Insurance Brokerage, Inc.

Zurich F & I Reinsurance T & C Limited

Zurich Global, Ltd.

Zurich Global Investment Management Inc.

Zurich Holding Company of America, Inc.

Zurich Latin America Corporation

Zurich Realty, Inc.

Zurich Warranty Solutions, Inc.

A written agreement sets out the method of allocating tax between the companies. In general, the allocation is based upon a separate return calculation with an immediate benefit for a taxable loss. Intercompany tax balances are settled within thirty days after the filing of the consolidated federal income tax return, the payment of an estimated payment, an additional assessment of the consolidated tax liability, a refund of the consolidated tax liability or any other reduction to the member’s apportioned tax liability in accordance with the tax sharing agreement.

The Company’s significant tax jurisdiction is US Federal tax. The Company joins with its US parent, ZHCA and other affiliates, in filing a consolidated US federal income tax return. The statutes of limitations for all tax returns through the year ended December 31, 2016 are closed, and all Internal Revenue Service (“IRS”) examinations are closed through tax year 2017. The Company is currently under the IRS Compliance Assurance Process (“CAP”) audit for tax years 2018 and 2019.

At December 31, 2020, the Company did not have any uncertain tax positions. Based upon existing information, the Company does not anticipate any expected development for uncertain tax positions in the next twelve months.

As of December 31, 2020, the Company has not recognized any amounts for interest or penalties related to uncertain tax positions. However, in the event the Company determines a change in liability is appropriate in the future, interest or penalty related to an uncertain tax position will be recognized as a component of the income tax provision.

No Repatriation Transition Tax reported as of December 31, 2020 and 2019.

No Alternative Minimum Tax (“AMT”) Credit recognized as of December 31, 2020 or 2019.

29

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Twelve Months Ended December 31, 2020, 2019 and 2018

6. Information Concerning Parent, Subsidiaries and Affiliates

On September 2, 2010, the Company established ZALICONY. The carrying value of ZALICONY as of December 31, 2020 and 2019 is $20,177,074 and $18,321,279, respectively. The Company has entered into a related party services agreement with ZALICONY.

On August 6, 2020, the Company received a capital contribution of $35,000,000 from ZAC. On September 18, 2020, and December 15, 2020, two additional capital contributions of $20,000,000 each were received from ZAC.

On March 25, 2019 and June 24, 2019, the Company received two capital contributions of $15,000,000 each from ZAC. Additionally, $21,000,000 was received on September 30, 2019 as part of capital restructuring (discussed below) and another $41,000,000 was received on December 23, 2019.

ZALICO entered into an agreement dated September 27, 2019 with ZAC pursuant to which ZAC transferred (i) 250,000 common shares of ZALICO and (ii) $21,000,000 to ZALICO in exchange for 250,000 newly issued common shares of ZALICO at the same share price of $10 per share.

On March 22, 2018 and June 20, 2018, the Company received two capital contribution of $10,000,000 each from ZAC. Additionally, $4,000,000 was received on September 24, 2018 and another $32,000,000 was received on December 21, 2018.

At December 31, 2020 and 2019, the Company reported the following amounts due from or to related parties:

(in thousands of dollars)	2020	2019
Zurich American Life Insurance Company of New York	$128	$598
Zurich Global Employee Benefits Solutions	330	97
The Zurich Services Corporation	1	—

Receivable from related party	$459	$695

Zurich Holding Company of America, Inc.	(6,454)	—
Zurich American Insurance Company	(3,910)	(12,727)
Zurich Investment Global Management Inc.	(411)	—
ZNA Services, LLC	(82)	(276)
Zurich Insurance Company HQE	(61)	—
Centre Group Holdings (U.S.) Limited	(34)	(34)
Zurich Services US LLC	(29)	(38)
The Zurich Services Corporation	—	(1)

Payable to related party	$(10,981)	$(13,076)

Net payable to related party	$(10,522)	$(12,381)

30

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Twelve Months Ended December 31, 2020, 2019 and 2018

For the years 2020, 2019 and 2018, the Company incurred the following amounts of expense in association with services, such as administrative services, advisory services, claim services and risk engineering services, provided by related parties:

(in thousands of dollars)	2020	2019	2018
Zurich American Insurance Company	$8,998	$8,891	$10,672
ZNA Services LLC	1,158	1,310	1,093
Zurich Global Investment Management Inc.	892	825	—
Zurich Insurance Group	690	851	—
Zurich Investment Services	327	391	—
Zurich Services US LLC	290	430	—
Farmers Group, Inc.	131	125	—
The Zurich Services Corporation	14	14	—
Centre Group Holdings (U.S.) Limited	—	352	8
Zurich American Life Insurance Company of New York	(708)	(1,049)	(1,277)
Zurich Global Employee	(988)	(1,163)	—

Expenses incurred in association with services provided by related parties	$10,804	$10,977	$10,496

Related party receivables and payables are settled as provided in its agreements, generally within 45 days from date of invoice.

The Company has a service agreement, technology support agreement, and license and service agreement with Bancorp and ZBF. Bancorp is responsible for certain administrative functions on certain of the Company’s private placement variable life insurance policies. ZBF is appointed to be the product technology support provider in the administration of certain private placement variable life insurance policies issued by the Company. The Company’s license and service agreement with Bancorp and ZBF governs the terms and conditions under which certain technology may be used in the administration of certain private placement variable life insurance policies issued by the Company that includes illustration software license.

The Company has a principal underwriter agreement and service agreements with BFPS. BFPS is the principal underwriter for a closed block of the Company’s variable, fixed and market value-adjusted annuities. BFPS provides certain services for the distribution of the Company’s private placement variable life insurance and variable annuity policies. BFPS also provides certain services relating to certain employees and independent contractors of the Company becoming and remaining registered representatives of BFPS.

The Company has a Stable Value Protection Option Master Agreement (whereby the Company is acting on behalf of the sub-divisions of the Stable-Value-Protected Divisions of the ZALICO Variable Series I Separate Account) with ZIBB.

The Company has a Real Estate Advisory Agreement with its affiliate Zurich Global Investment Management Inc. (“ZGIM”), under which ZGIM may provide certain services on real estate activities to the Company on an ongoing basis.

The Company has service agreements with its affiliates ZIC, Farmers New World Life (“FNWL”), Zurich American Insurance Company (“ZAIC”), and ZALICONY for each to perform administrative services reasonably necessary in the ordinary course of business.

31

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Twelve Months Ended December 31, 2020, 2019 and 2018

The Company has an investment advisory service agreement with its affiliate, Zurich Investment Services Ltd. (“ZIS”) and ZGIM, to perform investment advisory services reasonably necessary in the ordinary course of business.

The Company has a customer service level overview agreement with its affiliate, ZFUS Services, LLC (“ZFUS”), for ZFUS to provide management, administrative and general services.

The Company had a service agreement with its affiliate, Disability Management Services, Inc. (“DMS”), pursuant to which DMS provided the Company certain claim administration and related services. The service agreement was terminated in April 2019.

The Company has a service agreement with its affiliate, Zurich Life Insurance Company Ltd (“ZLIC”), for the Company to provide referral, sales support and other administrative services for ZLIC.

The Company has a service agreement with The Zurich Services Corporation (“ZSC”) pursuant to which the Company receives services from ZSC that may include claim services, risk engineering services, care center services and other services.

The Company has a service agreement with its affiliate, Zurich Services US LLC (“ZSUS”), for ZSUS to provide human resources services, administrative and general services.

The Company has a Multilateral Data Protection Agreement for Data Transfers in Business Systems with ZIG. The agreement governs the handling of personal data sent cross border within the Zurich global organization.

Refer to footnote 8 for the disclosure regarding the Company’s reinsurance activities with affiliates.

7. Life Reserves

Life reserves are based on mortality tables approved by the NAIC using statutory specified interest rates and valuation methods that provide, in aggregate, reserves that are greater than or equal to the minimum required by the Illinois Department of Insurance. The aggregate reserves for life policies and contracts have been computed primarily utilizing the CARVM based on the statutory maximum valuation interest rates and minimum statutory mortality rates which were allowed by state authorities at the time the policies were issued.

Tabular Interest, Tabular less Actual Reserve Released and Tabular Cost have been determined by formulas in accordance with the NAIC Annual Statement Instructions.

For the determination of Tabular Interest on funds not involving life contingencies for each valuation rate of interest, the Tabular Interest is calculated as one hundredth of the product of such valuation rate of interest multiplied by the mean of the amount of funds subject to such valuation rate of interest held at the beginning and end of the year of valuation.

32

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Twelve Months Ended December 31, 2020, 2019 and 2018

The reconciliation of total actuarial reserves and other liabilities as of December 31, 2020 and 2019 were as follows:

(in thousands of dollars)	2020	2019
Policy Liabilities in the General Account
Life insurance	$299,269	$293,816
Accidental death benefits	1	1
Disability - active lives	90	99
Disability - disabled lives	—	—
Accident and health	—	10,402
Annuities (excluding supplementary contracts)	92,584	90,482
Supplementary contracts with life contingencies	212,840	202,275
Liability for deposit-type contracts	4,653	16,485
Miscellaneous reserves	1,068	1,078
Claims and benefits payable to policyholders	72,017	68,613

Total policy liabilities	682,522	683,251

Policy Liabilities in the Separate Account
Life insurance	12,118,505	11,820,091
Annuities (excluding supplementary contracts)	2,312,690	2,012,583
Supplementary contracts including life contingencies	2,353	2,282
Liability for deposit-type contracts	301	317
Other liabilities	31,980	31,443

Total separate accounts	14,465,829	13,866,716

Total policy liabilities	$15,148,351	$14,549,967

The Company’s universal life policies with secondary guarantees (“SGUL policies”) in force at December 31, 2020, were calculated under Actuarial Guideline XXXVIII (“AG38”), paragraphs 8D and 8E, which take into account the shadow accounts used for the lapse protection. In addition, a single deterministic projection was run as required in AG38 paragraph 8D, which was required for policies issued through December 31, 2012. This is a gross premium valuation using best estimate assumptions plus conservative margins; the asset assumptions include limitations with respect to the particular assets and asset yields.

The gross premium valuation was used for policies issued prior to December 31, 2012, since it exceeded the formulaic reserve. The Company’s gross reserves for all SGUL policies were $86,760,000 and $78,009,000 as of December 31, 2020 and 2019, respectively. The Company cedes 100% of this business to ZIC.

In June 2016, the NAIC adopted a recommendation to activate a PBR approach for life insurance products in order to more accurately reflect the risks or costs of the liability or obligations of the insurer. During 2020, the Company implemented PBR for individual life policies under VM-20 with issue dates of January 1, 2020 and later. Due to the Company’s reinsurance agreements currently in place, there was no net impact to the Company.

The Company also implemented PBR for variable annuity contracts and certain other policies and contracts under VM-21 for all contracts in force. Due to the Company’s reinsurance agreements currently in place, the Company has only retained $3.9 million of such reserves as of December 31, 2020. The valuation methodology

33

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Twelve Months Ended December 31, 2020, 2019 and 2018

used to value certain variable annuity reserves prior to the adoption of PBR was Actuarial Guideline 43 (“AG43”). The Company did not elect the 36-month phase-in period option provided in VM-21.

Analysis of General Account Life Actuarial Reserves by Withdrawal Characteristics

Life actuarial reserves by withdrawal characteristics as of December 31, 2020 were as follows:

(in thousands of dollars)

2020
General Account	Account Value	Cash Value	Reserve
A. Subject to discretionary withdrawal, surrender values or policy loans:
1. Term policies with cash value	$—	$—	$—
2. Universal life	312,973	311,561	322,378
3. Universal life with secondary guarantees	33,041	23,756	86,760
4. Indexed universal life	494,770	367,600	493,611
5. Indexed universal life with secondary guarantees	—	—	—
6. Indexed life	—	—	—
7. Other permanent cash value life insurance	28,641	28,641	30,702
8. Variable life	—	—	—
9. Variable universal life	197,064	197,064	200,597
10. Miscellaneous reserves	—	—	5,938
B. Not subject to discretionary withdrawal or no cash values:
1. Term policies with cash value	—	—	76,891
2. Accidental death benefits	—	—	—
3. Disability - active lives	—	—	102
4. Disability - disabled lives	—	—	168
5. Miscellaneous reserves	—	—	11,742

C. Total (gross: direct + assumed)	1,066,489	928,622	1,228,889
D. Reinsurance ceded	815,202	677,335	928,461

E. Total (net) * (C)-(D)	$251,287	$251,287	$300,428

34

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Twelve Months Ended December 31, 2020, 2019 and 2018

(in thousands of dollars)

2020
Separate Account Nonguaranteed	Account Value	Cash Value	Reserve
A. Subject to discretionary withdrawal, surrender values or policy loans:
1. Term policies with cash value	$—	$—	$—
2. Universal life	—	—	—
3. Universal life with secondary guarantees	—	—	—
4. Indexed universal life	—	—	—
5. Indexed universal life with secondary guarantees	—	—	—
6. Indexed life	—	—	—
7. Other permanent cash value life insurance	—	—	—
8. Variable life	—	—	—
9. Variable universal life	12,118,505	12,118,505	12,118,505
10. Miscellaneous reserves	—	—	—
B. Not subject to discretionary withdrawal or no cash values:
1. Term policies with cash value	—	—	—
2. Accidental death benefits	—	—	—
3. Disability - active lives	—	—	—
4. Disability - disabled lives	—	—	—
5. Miscellaneous reserves	—	—	—

C. Total (gross: direct + assumed)	12,118,505	12,118,505	12,118,505
D. Reinsurance ceded	—	—	—

E. Total (net) * (C)-(D)	$12,118,505	$12,118,505	$12,118,505

The reconciliation of life actuarial reserves by type as of December 31, 2020 were as follows:

(in thousands of dollars)	2020
Life Actuarial Reserves
Life insurance	$299,269
Accidental death benefits	1
Disability - active lives	90
Disability - disabled lives	—
Miscellaneous reserves	1,068

Total life	$300,428

35

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Twelve Months Ended December 31, 2020, 2019 and 2018

Analysis of Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics

Annuity actuarial reserves and deposit-type contract funds and other liabilities without life or disability contingencies by withdrawal characteristics as of December 31, 2020 were as follows:

(in thousands of dollars) 2020 Individual Annuities	General Account	Separate Account With Guarantees	Separate Account Nonguaranteed	Total	% of Total
A. Subject to discretionary withdrawal:
1. With market value adjustment	$63,183	$7,461	$—	$70,644	1.97%
2. At book value less surrender charge of 5% or more	5,477	—	—	5,477	0.15%
3. At fair value	—	—	1,608,825	1,608,825	44.90%

4. Total with adjustment or at market value (total of 1 through 3)	68,660	7,461	1,608,825	1,684,946	47.02%
5. At book value without adjustment (minimal or no charge or adjustment)	1,515,391	—	—	1,515,391	42.29%
B. Not subject to discretionary withdrawal	380,619	—	2,353	382,972	10.69%

C. Total (gross: direct + assumed)	1,964,670	7,461	1,611,178	3,583,309	100.00%

D. Reinsurance ceded	1,739,702	—	—	1,739,702

E. Total (net) * (C)-(D)	$224,968	$7,461	$1,611,178	$1,843,607

Annuities (excluding supplementary contracts)	$12,128	$7,461	$1,608,825	$1,628,414
Supplementary contracts with life contingencies	212,840	—	2,353	215,193

Total (net)	$224,968	$7,461	$1,611,178	$1,843,607

36

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Twelve Months Ended December 31, 2020, 2019 and 2018

(in thousands of dollars) 2020 Group Annuities	General Account	Separate Account With Guarantees	Separate Account Nonguaranteed	Total	% of Total
A. Subject to discretionary withdrawal:
1. With market value adjustment	$—	$—	$—	$—	0.00%
2. At book value less surrender charge of 5% or more	—	—	—	—	0.00%
3. At fair value	—	—	696,405	696,405	63.82%

4. Total with adjustment or at market value (total of 1 through 3)	—	—	696,405	696,405	63.82%
5. At book value without adjustment (minimal or no charge or adjustment)	—	—	—	—	0.00%
B. Not subject to discretionary withdrawal	394,814	—	—	394,814	36.18%

C. Total (gross: direct + assumed)	394,814	—	696,405	1,091,219	100.00%

D. Reinsurance ceded	314,358	—	—	314,358

E. Total (net) * (C)-(D)	$80,456	$—	$696,405	$776,861

Annuities (excluding supplementary contracts)	$80,456	$—	$696,405	$776,861
Supplementary contracts with life contingencies	—	—	—	—

Total (net)	$80,456	$—	$696,405	$776,861

(in thousands of dollars) 2020 Deposit-Type Contracts	General Account	Separate Account With Guarantees	Separate Account Nonguaranteed	Total	% of Total
A. Subject to discretionary withdrawal:
1. With market value adjustment	$—	$—	$—	$—	0.00%
2. At book value less surrender charge of 5% or more	—	—	—	—	0.00%
3. At fair value	—	—	—	—	0.00%

4. Total with adjustment or at market value (total of 1 through 3)	—	—	—	—	0.00%
5. At book value without adjustment (minimal or no charge or adjustment)	—	—	—	—	0.00%
B. Not subject to discretionary withdrawal	34,914	301	—	35,215	100.00%

C. Total (gross: direct + assumed)	34,914	301	—	35,215	100.00%

D. Reinsurance ceded	30,261	—	—	30,261

E. Total (net) * (C)-(D)	$4,653	$301	$—	$4,954

37

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Twelve Months Ended December 31, 2020, 2019 and 2018

Variable Annuities with Guaranteed Living Benefits

The Company’s variable annuities with guaranteed living benefits for DESTINATIONS products at December 31, 2020 and 2019 are as follows:

(in thousands of dollars)	Guaranteed Living Benefits
Benefit and Type of Risk	Subjected Account Value	Amount of Reserve Held – Net	Reinsurance Ceded
December 31, 2020
Guaranteed retirement income benefit (“GRIB”) (Waiting period 7, 10 or 15 years)	$669,529	$3,852	$285,563

December 31, 2019
Guaranteed retirement income benefit (“GRIB”) (Waiting period 7, 10 or 15 years)	$631,166	$1,876	$300,214

The GRIB base is the greatest of account value, greatest anniversary value or net deposits accumulated at 5%. As of December 31, 2020 and 2019, the Company ceded $228,451,000 and $239,056,000 of this business to ZIC.

8. Reinsurance

The Company has assumed and ceded business using yearly renewable term contracts, accidental death and disability contracts and coinsurance contracts. The Company remains primarily responsible to its policyholders for all future claims and policyholder benefits related to the blocks of business ceded and is not relieved of its obligations to the extent any reinsurer does not meet its obligation to the Company.

Failure of the reinsurers to honor their obligations could result in losses to the Company; consequently, estimates are established for amounts deemed or estimated to be uncollectible. To minimize its exposure to significant losses from reinsurance insolvencies, the Company utilizes several reinsurers to minimize concentration of credit risk and evaluates the financial condition of its reinsurers and concentration of credit risk of its reinsurers. Several reinsurance contracts require the reinsurer to maintain assets in a security trust whose market value matches or exceeds the book value of the reinsured liability.

There was $316,852 and $52,320 of reinsurance in unauthorized and certified companies in 2020 and 2019, respectively. There was no reinsurance in unauthorized and certified companies in 2018.

38

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Twelve Months Ended December 31, 2020, 2019 and 2018

The following is a breakdown of direct, assumed and ceded premiums by major affiliated and unaffiliated insurance companies for the years ended December 31, 2020, 2019 and 2018:

(in thousands of dollars)	2020	2019	2018
Direct and assumed premiums:	$952,090	$960,281	$444,867
Ceded premiums:
Affiliated insurance companies	(125,889)	184,560	(454,062)
Unaffiliated insurance companies	(212,101)	(85,059)	(79,216)

Total premiums ceded	(337,990)	99,501	(533,278)

Premiums and annuity considerations	$614,100	$1,059,782	$(88,411)

Breakdown of ceded premiums:
Affiliated insurance companies:
ZIC:
Recapture of CLP liabilities	$95,624	$—	$—
All other activity	(213,215)	(215,986)	(133,695)
ZIBB:
Termination of reinsurance agreement	—	405,847	—
All other activity	(8,298)	(5,301)	(320,367)

Affiliated insurance companies	$(125,889)	$184,560	$(454,062)

Unaffiliated insurance companies:
Aflac	$(122,673)	$—	$—
Protective Life	(75,244)	(73,573)	(68,592)
All others	(14,184)	(11,486)	(10,624)

	$(212,101)	$(85,059)	$(79,216)

As of December 31, 2020, 2019 and 2018, amounts assumed from unaffiliated insurance companies for life, annuity and disability products were as follows:

(in thousands of dollars)	2020	2019	2018
Premiums assumed	$333	$149	$303
Benefits assumed	164	154	176
Reserves assumed	36	36	2,343

The Company did not assume any amounts from affiliated insurance companies during 2020, 2019 or 2018.

39

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Twelve Months Ended December 31, 2020, 2019 and 2018

As of December 31, 2020, 2019 and 2018, amounts associated with reinsurance reserves ceded to affiliated and unaffiliated insurance companies, including the related collateral held for such reserves for life, annuity and disability products were as follows:

(in thousands of dollars)	2020	2019	2018
Reserves ceded as of December 31,
Affiliated insurance companies	$1,122,344	$1,092,448	$1,079,540
Unaffiliated insurance companies	1,980,578	1,944,229	1,993,084

Total reserves ceded	$3,102,922	$3,036,677	$3,072,624

Breakdown of total reserves ceded by liability type:
Individual annuities	$1,739,702	$1,762,215	$1,887,651
Group annuities	314,358	332,585	301,831
Deposit-type contracts	30,261	31,586	32,657
Life contract actuarial reserves	928,461	852,006	827,405
Accident and health	90,140	58,285	23,080

Total reserves ceded	$3,102,922	$3,036,677	$3,072,624

Breakdown of total reserves ceded by key reinsurer:
Affiliated insurance companies:
ZIC:
Variable universal life liabilities	$561,935	$469,128	$416,103
Variable annuity liabilities	240,719	250,304	261,595
GRIB liabilities	228,451	239,056	282,081
SGUL liabilities	86,760	78,009	73,423
CLP liabilities	4,479	55,951	20,133
ZIBB:
Terminated reinsurance agreement	—	—	26,205

Total affiliated insurance companies	$1,122,344	$1,092,448	$1,079,540

Unaffiliated insurance companies:
Protective Life	$1,759,852	$1,801,460	$1,852,383
Fidelity Life Association (“FLA”)	75,386	78,771	83,410
Aflac	84,789	—	—
All others	60,551	63,998	57,291

Total unaffiliated insurance companies	$1,980,578	$1,944,229	$1,993,084

Collateral held for total reserves ceded:
ZIC Security Trust account	$1,242,134	$1,183,191	$1,148,310
Protective Life Security Trust account	1,811,235	1,717,850	1,720,492
All other third party trust accounts	1,311	2,549	4,604
All other third party letters of credit	6,500	6,000	5,500
FLA	—	—	—
Aflac	—	—	—

ZIC established a Security Trust account for the exclusive benefit of the Company. The Bank of New York is the trustee. The trust account is funded with assets equal to at least 102% of the statutory reserve credit assumed by ZIC. The basis of the valuation of all collateral held is market value.

40

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Twelve Months Ended December 31, 2020, 2019 and 2018

The collateral for the GRIB liabilities provided by ZIC, and the related list of assets held for the benefit of ZIC, as of December 31, 2020 and 2019 are as follows:

(in thousands of dollars)
2020
ZIC	Variable Annuities Reserve Credit	Total Collateral
Bonds	$228,451	$1,011,227
Equities (STIF)	—	24,788
Money market	—	999
Unconditional letters of credit	—	205,120

Total assets - for the benefit of the cedent	$228,451	$1,242,134

(in thousands of dollars)
2019
ZIC	Variable Annuities Reserve Credit	Total Collateral
Bonds	$239,056	$960,099
Equities (STIF)	—	30,096
Money market	—	1,896
Unconditional letters of credit	—	191,100

Total assets - for the benefit of the cedent	$239,056	$1,183,191

The face amount of insurance in force associated with reinsurance ceded to affiliated and unaffiliated insurance companies for life insurance in force at December 31, 2020 and 2019 were as follows:

(in thousands of dollars)	2020	2019
Direct and assumed	$90,886,913	$88,670,918

Ceded to
Affiliated insurance companies	$52,369,085	$68,362,243
Unaffiliated insurance companies	25,108,123	5,706,048

Total ceded	$77,477,208	$74,068,291

As of December 31, 2020, 2019 and 2018, amounts associated with reinsurance benefits ceded to affiliated and unaffiliated insurance companies for life, annuity and disability products were as follows:

(in thousands of dollars)	2020	2019	2018
Benefits ceded to affiliated insurance companies	$70,912	$65,018	$254,728
Benefits ceded to unaffiliated insurance companies	308,504	292,542	308,247

Total benefits ceded	$379,416	$357,560	$562,975

41

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Twelve Months Ended December 31, 2020, 2019 and 2018

ZIC and ZIBB

On November 17, 2006, and as amended on December 22, 2008, the Company entered into a reinsurance agreement with ZIC (“ZIC Agreement”) to reinsure the net amounts at risk for the GRIB options and other related life and annuity reserves related to the Company’s DESTINATIONS product for policies issued from May 1, 2000 through February 28, 2003.

On September 30, 2013, the Company and ZIC entered into a reinsurance treaty in which the Company ceded 100% of its universal life business issued after January 1, 2010. The treaty is retrospective, covering all Independent Financial Advisors (“IFA”) in-force policies from inception.

To facilitate the sale of the CLP business to Aflac, ZALICO recaptured CLP net liabilities previously ceded to ZIC as of November 2, 2020. On a pre-tax basis, ZALICO recorded ceded premiums of $95.6 million (which included $82.2 million of cash transferred from ZIC equal to the net liabilities recaptured), $93.8 million of claims incurred, and other expenses of $1.9 million. In exchange, ZALICO paid ZIC a recapture fee of $88.7 million.

Further, the Company has several reinsurance agreements with ZIC covering the Company’s individual life and group life, accidental death and disability businesses.

The Company entered into a reinsurance treaty with ZIBB in June 2002. Under the terms of the agreement, the Company ceded 98% of the mortality risk and 98% of the net amount at risk of the BOLI policies. On January 1, 2019, the reinsurance treaty with ZIBB was terminated. Under this new arrangement with ZIBB, ZALICO assumed back the responsibility to pay all death benefit payments for certain of the Company’s group variable life insurance contracts. As a result of the termination of the agreement, the Company received premiums of $405.8 million and recorded $91.1 million in death benefits and $314.7 million in expenses related to experience rated refunds during 2019. The Company also received cash and securities in 2019 of $405.8 million and recorded a liability for the provision for experience rated refunds of $405.8 million.

The Company’s affiliated reinsurance transactions with ZIC and ZIBB have all been approved by the Illinois Department of Insurance.

Aflac

On March 19, 2020, an agreement was executed between the Companies, ZHCA, ZIC, Aflac and Aflac NY to sell the Companies’ CLP business. The transaction closed on November 2, 2020. Part of the transaction required the recapture of CLP net liabilities previously ceded to ZIC as of the closing date, as discussed above. Subsequently, the Companies ceded 100% of the in-force net CLP liabilities to Aflac and Aflac NY through reinsurance agreements dated as of November 2, 2020.

Protective Life Insurance Company

Effective September 3, 2003, ZALICO transferred certain of its business, as well as the capital stock of its wholly-owned subsidiaries, to a former affiliate, FKLA. In a contemporaneous transaction, FKLA and ZALICO entered into a coinsurance agreement under which FKLA administers the business and the records of, and 100% reinsures, certain lines of business issued by ZALICO, including certain registered variable annuity contracts that are funded through the Company’s Separate Account. These transfers were part of a larger transaction under which the capital stock of FKLA was sold to Bank One. On July 1, 2004, Bank One merged into JP Morgan Chase & Co., and FKLA changed its name to Chase Insurance.

42

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Twelve Months Ended December 31, 2020, 2019 and 2018

On July 3, 2006, Protective Life purchased Chase Insurance from JP Morgan Chase & Co. Effective April 1, 2007, Chase Insurance merged with and into Protective Life.

The initial ceding commission on the coinsurance agreement with Protective Life was $120 million. This initial ceding commission was not transferred to the Company from Protective Life, but rather was withheld from the assets transferred from the Company to Protective Life as part of the transferred coinsurance assets. As of December 31, 2020 and December 31, 2019, the remaining balance of the initial ceding commission amounted to $4.7 million and $5.1 million, respectively. The remaining balance of the initial ceding commission, net of tax, and the IMR related to the transferred coinsurance assets reflected in surplus, are being amortized into operations. Amortization of the initial ceding commission was approximately $370,000, $339,000 and $341,000 for the years ended December 31, 2020, 2019 and 2018, respectively. Amortization of the IMR related to the transferred coinsurance assets was approximately $208,000, $191,000 and $192,000 for the years ended December 31, 2020, 2019 and 2018, respectively.

As part of the coinsurance agreement with Protective Life, most reinsurance agreements with outside reinsurers were novated to Protective Life as part of the Purchase Agreement. As of December 31, 2020, and 2019, the Company’s separate account assets subject to the coinsurance agreement with Protective Life were approximately $1,054,591,000 and $989,047,000, respectively.

A Security Trust Account was established for the exclusive benefit of the Company. The Security Trust Account is funded with assets equal to the general account statutory reserves adjusted for policy loans and interest maintenance reserves reinsured by Protective Life, adjusted on a quarterly basis. Protective Life is required to maintain the Security Trust Account until the Company’s general account statutory reserves of the Reinsured Policies are $400,000,000 or less.

Fidelity Life Association

As part of the overall Protective Life transaction, the Company also entered into a reinsurance agreement with Fidelity Life Association (“FLA”) related to certain fixed-rate annuity liabilities. FLA is a mutual insurance company which was an affiliate of FKLA.

9. Capital and Surplus

The amount of dividends that can be paid by the Company to its stockholder without prior approval of the Illinois Department of Insurance is limited to the greater of (i) 10% of its statutory unassigned surplus or (ii) statutory net income from the preceding calendar year. A dividend paid that does not meet the above specifications is defined as an “extraordinary dividend” and requires advance approval from the Illinois Department of Insurance. The Company did not pay any dividends in 2020, 2019 or 2018. The Company has no surplus debentures. The Company also has no restrictions on surplus or any stock held by the Company for any special purposes.

10. Retirement Plans and Other Post Retirement Benefits Plans

Consolidated/Holding Company Plans

Effective in 2004, the Company’s employees began participating in a qualified, noncontributory defined benefit pension plan sponsored by ZAIC.

43

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Twelve Months Ended December 31, 2020, 2019 and 2018

11. Separate Accounts

General Nature and Characteristics of Separate Accounts

The assets and liabilities of the Company’s Separate Accounts represent segregated funds administered and invested by the Company for purposes of funding flexible payment, individual and group variable annuity contracts, market value adjusted deferred annuity contracts, variable supplemental contracts and individual and group variable life insurance contracts for the exclusive benefit of variable annuity contract holders and variable life insurance policy holders.

The Company receives fees from the Separate Accounts which consist of charges for mortality and expense risk, certain minimum guaranteed death benefits, certain guaranteed retirement benefits, record maintenance fees and other administrative charges. The Company also retains varying amounts of withdrawal charges to cover expenses in the event of early withdrawals by contract holders. The negative liability for transfers to Separate Accounts due or accrued amounted to $191,000 and $524,000 as of December 31, 2020 and 2019, respectively, which represents CARVM.

The assets and liabilities of the Separate Accounts are carried at fair value, which is based upon the net asset value, at December 31, 2020 and 2019.

The Company has marketed non-registered individual and group variable life policies and a series of individual and group variable annuity contracts. This business impacted premiums, separate accounts fees, net transfers to separate accounts, insurance taxes, licenses and fees and income tax expense. The non-registered products also have premium tax and deferred acquisition costs (“DAC”) tax expense load charges which are deducted from the contract holder’s premiums to compensate the Company for premium taxes and DAC tax expenses incurred by the Company.

Under statutory accounting, transfers to the separate accounts are reported net of premium and DAC tax loads. There is a corresponding offset to the premium tax load in insurance taxes, licenses and fees.

Certain separate account products have guarantees that are backed by the general accounts. The Company has entered into reinsurance agreements for all of this guaranteed business. At the end of December 31, 2020, the general account of the Company had a maximum guarantee for the separate account liabilities of $43.91 billion. To compensate the general account for the risk taken, the separate account has paid risk charges as follows for the past five years:

(in thousands of dollars)
Risk Charges
2020	$462,893
2019	347,628
2018	327,395
2017	314,364
2016	293,339

As all of the guarantees have been reinsured, the above risk charges have also been ceded.

44

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Twelve Months Ended December 31, 2020, 2019 and 2018

Information regarding the reserves included in the separate accounts of the Company as of December 31, 2020 and 2019 were as follows:

(in thousands of dollars)	2020
	Indexed	Nonindexed Guarantee Less Than/ Equal to 4%	Nonindexed Guarantee More Than 4%	Nonguaranteed Separate Accounts	Total
Premiums, considerations or deposits for year ended December 31, 2020	$—	$239	$—	$613,296	$613,535
Reserves at December 31, 2020 for accounts with assets at:
Fair value	—	6,640	—	14,459,189	14,465,829
Amortized cost	—	—	—	—	—

Total reserves	$—	$6,640	$—	$14,459,189	$14,465,829

By withdrawal characteristics:
With market value adjustment	$—	$6,640	$—	$—	$6,640
At book value without market value adjustment and with current surrender charge of 5% or more	—	—	—	—	—
At fair value	—	—	—	14,459,189	14,459,189
At book value without market value adjustment and with current surrender charge less than 5%	—	—	—	—	—

Subtotal	$—	$6,640	$—	$14,459,189	$14,465,829
Not subject to discretionary withdrawal	—	—	—	—	—

	$—	$6,640	$—	$14,459,189	$14,465,829

45

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Twelve Months Ended December 31, 2020, 2019 and 2018

(in thousands of dollars)	2019
	Indexed	Nonindexed Guarantee Less Than/ Equal to 4%	Nonindexed Guarantee More Than 4%	Nonguaranteed Separate Accounts	Total
Premiums, considerations or deposits for year ended December 31, 2019	$—	$111	$—	$645,230	$645,341
Reserves at December 31, 2020 for accounts with assets at:
Fair value	—	6,703	—	13,860,013	13,866,716
Amortized cost	—	—	—	—	—

Total reserves	$—	$6,703	$—	$13,860,013	$13,866,716

By withdrawal characteristics:
With market value adjustment	$—	$6,703	$—	$—	$6,703
At book value without market value adjustment and with current surrender charge of 5% or more	—	—	—	—	—
At fair value	—	—	—	13,860,013	13,860,013
At book value without market value adjustment and with current surrender charge less than 5%	—	—	—	—	—

Subtotal	$—	$6,703	$—	$13,860,013	$13,866,716
Not subject to discretionary withdrawal	—	—	—	—	—

	$—	$6,703	$—	$13,860,013	$13,866,716

The following is a reconciliation of net transfers from the Company’s separate accounts for the years ended December 31, 2020, 2019 and 2018:

(in thousands of dollars)	2020	2019	2018
Transfers as reported in the summary of operations of the separate accounts annual statement
Transfers to separate accounts	$664,017	$716,833	$283,106
Transfers from separate accounts	(240,220)	(582,557)	(215,693)

Net transfers from separate accounts	423,797	134,276	67,413
Reconciling adjustments
Experience rated refunds reinvested in separate accounts	(44,280)	(58,913)	(58,854)
Change in termination value of separate accounts	(49)	(170)	(376)
Separate accounts trading loss	(2)	—	(158)
Transfers required to support benefits	7,503	804	(377)
Fee income from premium taxes and other DAC tax charges	(9,903)	(7,415)	4,119
Other	(163)	1,461	46

Net transfers from separate accounts as reported in the statement of operations	$376,903	$70,043	$11,813

46

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Twelve Months Ended December 31, 2020, 2019 and 2018

12. Premiums Due and Deferred

Gross due and deferred premiums represent life insurance premiums due to be received from policyholders through the next respective policy anniversary dates. Net deferred and uncollected premiums represent only the portion of gross premiums related to mortality charges and interest.

Due and deferred premiums at December 31, 2020 and 2019 are as follows:

(in thousands of dollars)	2020		2019
	Gross	Net	Gross	Net
Ordinary renewal	$5,626	$5,302	$5,442	$5,029
Group life	4,880	4,880	531	531
Accident and health	5,961	5,961	3,917	3,917
Nonadmitted assets	(27)	(27)	—	—

	$16,440	$16,116	$9,890	$9,477

13. Commitments and Contingencies

The Company is subject to lawsuits arising from the normal course of its business activities. These actions are in various stages of discovery and development, and some seek punitive as well as compensatory damages. In the opinion of management, the Company has not engaged in any conduct that should warrant the award of any material punitive or compensatory damages. The Company intends to defend vigorously its position in each case, and management believes that, while it is not possible to predict the outcome of such matters with absolute certainty, ultimate disposition of these proceedings should not have a material adverse effect on the Company’s financial position.

14. Subsequent Events

The Company has evaluated subsequent events through April 23, 2021, the date the financial statements were available to be issued.

15. Reconciliation to Statutory Statement

As of December 31, 2020, there is no difference between the audited Statutory Financial Statements and the Annual Statement within the balance sheet.

47

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Twelve Months Ended December 31, 2020, 2019 and 2018

As of December 31, 2019, there is a difference between the audited Statutory Financial Statements and the Annual Statement within the balance sheet. The items noted below were primarily related to reclassification of items on the balance sheet and income statement.

	As reported in 2019 annual statement	Adjustments	As reported in audited statutory financial statements
Liabilities and Capital Stock and Surplus:
Payable to affiliates	$12,940,936	$135,000	$13,075,936
Funds held under coinsurance	2,714,829	(135,000)	2,579,829
Total liabilities excluding Separate Accounts business (Line 1 to 25)	1,168,396,583	—	1,168,396,583
Total liabilities	15,035,113,049	—	15,035,113,049
Change in nonadmitted assets	(12,192,944)	(518,000)	(12,710,944)
Change in net deferred tax asset	12,411,664	518,000	12,929,664
Unassigned funds - surplus	(718,250,507)	—	(718,250,507)
Total capital & surplus	166,218,877	—	166,218,877

Statement of Operations:
Federal and foreign income taxes incurred	$896,728	$518,000	$1,414,728
Net loss from oper after policyholder div’s and FIT	(48,351,223)	(518,000)	(48,869,223)
Net income (Line 33 + 34)	(297,299)	—	(297,299)

48

Supplemental Schedules

49

Zurich American Life Insurance Company

Supplemental Schedule of Assets and Liabilities

December 31, 2020

The following is a summary of certain financial data included in exhibits and schedules subjected to audit procedures by independent accountants and utilized by actuaries in the determination of reserves.

Life insurance in force	2020
Industrial	$—

Ordinary	$1,206,088,000

Credit life	$—

Group life	$12,203,616,000

Amount of additional accidental death benefits in force under ordinary policies	$2,771,000

Supplemental contracts in force
Ordinary – not involving life contingencies
Amount on deposit	$—

Income payable	$3,387,825

Ordinary – involving life contingencies
Income payable	$53,839,208

Group – not involving life contingencies
Amount on deposit	$—

Income payable	$—

Group – involving life contingencies
Income payable	$—

Annuities
Ordinary
Immediate – amount of income payable	$139,917

Deferred – fully paid – account balance	$96,099,748

Deferred – not fully paid – account balance	$2,921,115,048

Group
Amount of income payable	$—

Fully paid – account balance	$—

Not fully paid – account balance	$881,112,351

Accident and health premiums in force
Group	$57,149,005

Credit	$—

Other	$11,041

Deposit funds and dividend accumulations
Deposit funds – account balance	$10,527,088

Dividend accumulations – account balance	$—

50

Zurich American Life Insurance Company

Supplemental Schedule of Assets and Liabilities

December 31, 2020

The following is a summary of certain financial data included in exhibits and schedules subjected to audit procedures by independent accountants and utilized by actuaries in the determination of reserves.

Investment income earned	2020
U.S. government bonds	$4,564,377
Other fixed maturities (unaffiliated)	21,780,728
Preferred stocks (unaffiliated)	—
Contract loans	6,324,738
Cash, cash equivalents and short-term investments	426,805
Aggregate write-ins for investment income	36

Gross investment income	$33,096,684

Fixed Maturities and short-term investments, by NAIC designation and maturity	2020
Fixed Maturities by maturity – statement value
Due within 1 year or less	$113,843,888
Over 1 year through 5 years	471,953,014
Over 5 years through 10 years	302,994,295
Over 10 years through 20 years	81,530,422
Over 20 years	43,391,178

Total by maturity	$1,013,712,797

Fixed Maturities by NAIC designation – statement value
NAIC – 1	$804,966,530
NAIC – 2	200,441,380
NAIC – 3	8,304,886
NAIC – 4	—
NAIC – 5	—
NAIC – 6	1

Total by NAIC designation	$1,013,712,797

Total fixed maturities publicly traded	$871,572,182

Total fixed maturities privately traded	$142,140,615

Short-term investments – book value	$4,285,097

Cash on deposit	$(1,878,361)

51

Zurich American Life Insurance Company

Supplemental Summary Investment Schedule

December 31, 2020

The Company’s gross investment holdings as filed with the 2020 Annual Statement are $1,319,515,763.

	2020
	Gross Investment Holdings		Admitted Assets as Reported in the Annual Statement
Investment Categories	Amount	Percentage	Amount	Percentage
Bond
U.S. governments	$344,033,423	26.07%	$344,033,423	26.07%
All other governments	18,769,560	1.42%	18,769,560	1.42%
U.S. states, territories and possessions, etc. guaranteed	112,434	0.01%	112,434	0.01%
U.S. political subdivisions of states, territories, and possessions, guaranteed	4,350,714	0.33%	4,350,714	0.33%
U.S. special revenue and special assessment obligations, etc., non-guaranteed	97,350,897	7.38%	97,350,897	7.38%
Industrial and miscellaneous	544,517,901	41.27%	544,517,901	41.27%
Hybrid securities	292,773	0.02%	292,773	0.02%
Common Stock
Parent, subsidiaries and affiliates, publicly traded	20,177,074	1.53%	20,177,074	1.53%
Cash, Cash Equivalents, and Short-term investments
Cash	(1,878,361)	-0.14%	(1,878,361)	-0.14%
Cash equivalents	103,732,083	7.86%	103,732,083	7.86%
Short-term investments	4,285,097	0.32%	4,285,097	0.32%
Contract loans	183,093,853	13.88%	183,093,853	13.88%
Receivables for securities	678,315	0.05%	678,315	0.05%

Total invested assets	$1,319,515,763	100%	$1,319,515,763	100%

52

Zurich American Life Insurance Company

Supplemental Investment Risk Interrogatories

December 31, 2020

The Company’s total admitted assets, excluding separate account assets, as filed in the 2020 Annual Statement were $1,441,080,744.

The Company’s 10 largest exposures to a single issuer/borrower/investment, excluding U.S. government, U.S. government agency securities and those U.S. government money market funds listed in the Appendix to the NAIC SVO Purposes and Procedures Manual as exempt, property occupied by the Company and policy loans are as follows:

	2020
Investments	Amount	Percentage of Total Admitted Assets
ZALICONY	$20,177,074	1.40%
JPMORGAN CHASE & COMPANY	11,301,348	0.78%
FNCL POOL FM5242/FM5222/FM5214	10,607,677	0.74%
WELLS FARGO & COMPANY	7,762,173	0.54%
AT&T INCORPORATED	7,293,224	0.51%
MORGAN STANLEY	6,599,916	0.46%
BANK OF AMERICA CORPORATION	6,502,465	0.45%
CITIGROUP INCORPORATED	6,478,841	0.45%
BERKSHIRE HATHAWAY INCORPORATED	5,909,423	0.41%
INTL BK RECON & DEVELOP / INTL FINANCE CORPORATION	5,707,277	0.40%

The amounts and percentages of the Company’s total admitted assets held in fixed maturities and preferred stocks by NAIC rating are as follows:

	2020
	Amount	Percentage
Fixed Maturities
NAIC – 1	$804,966,530	55.86%
NAIC – 2	200,441,380	13.91%
NAIC – 3	8,304,886	0.58%
NAIC – 4	—	0.00%
NAIC – 5	—	0.00%
NAIC – 6	1	0.00%

	$1,013,712,797

Preferred stocks
P/RP-1	$—	0.00%
P/RP-2	—	0.00%
P/RP-3	—	0.00%
P/RP-4	—	0.00%
P/RP-5	—	0.00%
P/RP-6	—	0.00%

	$—

53

Zurich American Life Insurance Company

Supplemental Investment Risk Interrogatories

December 31, 2020

The Company holds admitted assets in foreign investments of $65,862,751 or 5% of total admitted assets.

The amounts and percentages of the Company’s total admitted assets held in aggregate foreign investment exposures categorized by NAIC sovereign rating are as follows:

	2020
	Amount	Percentage of Total Admitted Assets
Countries rated NAIC – 1	$48,280,937	3.35%
Countries rated NAIC – 2	—	0.00%
Countries rated NAIC – 3 or below	17,581,814	1.22%

The Company’s two largest foreign investment exposures to a single country, categorized by the country’s NAIC sovereign rating:

	2020
Countries Rated NAIC – 1	Amount	Percentage of Total Admitted Assets
Cayman Islands	$9,205,608	0.64%
Australia	7,235,398	0.50%

Countries Rated NAIC – 2 or below
	$—	0.00%

Countries Rated NAIC – 3 or below
Supranational - THE WORLD BANK GROUP	$5,707,277	0.40%
Supranational - INTER-AMERICAN DEVELOPMENT BANK	5,418,964	0.38%

Questions 7 through 9 are not applicable as the Company does not have unhedged foreign currency exposure.

The Company’s 10 largest nonsovereign foreign issues and related percentages of total admitted assets are listed below:

		2020
NAIC Rating		Amount	Percentage Total Assets
1.A FE	INTL FINANCE CORP/ INTL BK RECON & DEVELOP	$5,707,277	0.40%
1.A FE	INTER-AMERICAN DEVELOPMENT BANK	5,418,964	0.38%
1.A FE	AFRICAN DEVELOPMENT BANK	4,392,429	0.30%
1.F FE	FEDERATION CENTRES LIMITED	3,900,153	0.27%
1.F FE	HSBC HOLDINGS PLC	3,310,427	0.23%
1.G FE	MIZUHO FINANCIAL GROUP INCORPORATED	3,028,099	0.21%
2.B	CORBION NV	3,000,126	0.21%
2.C	INFINEON TECHNOLOGIES AG	2,999,865	0.21%
1.E FE	BPCE SA	2,043,721	0.14%
1.G FE	SUMITOMO MITSUI FINANCIAL GROUP INCORPORATED	1,719,590	0.12%

Question 11 The Company has $7,821,632 of Canadian investments.

54

Zurich American Life Insurance Company

Supplemental Investment Risk Interrogatories

December 31, 2020

Question 12 is not applicable as the Company does not hold any investments with contractual sales restrictions.

The Company’s 10 largest equity interests and related percentages of total admitted assets are listed below:

	2020
Issuer	Amount	Percentage Total Assets
Zurich American Life Insurance Company of New York	$20,177,074	1.40%

Question 14 The Company’s investments in nonaffiliated, privately placed equity securities are listed below:

	2020
Fund Manager	Total Invested	Diversified	Nondiversified
FEDERATED HERMES	$31,187,639	$31,187,639	$—
JPMORGAN CHASE & CO	23,153,342	23,153,342	—
FIDELITY	20,283,609	20,283,609	—
GOLDMAN SACHS GROUP	16,219,523	16,219,523	—
STATE STREET	12,887,970	12,887,970	—

Question 15 is not applicable as the Company does not hold any investments in general partnership interests.

Questions 16 and 17 are not applicable as the Company does not hold any mortgage loans.

Question 18 is not applicable as the Company does not hold any real estate investments.

Question 19 is not applicable as the Company does not hold any investments in mezzanine real estate loans.

Question 20 is not applicable as the Company does not hold any investments in securities lending.

Question 21 is not applicable as the Company does not hold any warrants not attached to other financial instruments, options, caps or floors.

Questions 22 and 23 are not applicable as the Company holds no investments in collars, swaps, forwards, or future contracts.

55

Zurich American Life Insurance Company

Supplemental Schedule of Reinsurance Disclosures

December 31, 2020

The following information regarding reinsurance contracts is presented to satisfy the disclosure requirements in SSAP No. 61R, Life, Deposit-Type and Accident and Health Reinsurance, which apply to reinsurance contracts entered into, renewed or amended on or after January 1, 1996.

Has the Company reinsured any risk with any other entity under a reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) that is subject to Appendix A-791, Life and Health Reinsurance Agreements, and includes a provision that limits the reinsurer’s assumption of significant risks identified in Appendix A-791?

Examples of risk-limiting features include provisions such as a deductible, a loss ratio corridor, a loss cap, an aggregate limit or similar effect.

Yes  ☐    No  ☒

Has the Company reinsured any risk with any other entity under a reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) that is not subject to Appendix A-791, for which reinsurance accounting was applied and includes a provision that limits the reinsurer’s assumption of risk?

Examples of risk-limiting features include provisions such as a deductible, a loss ratio corridor, a loss cap, an aggregate limit or other provisions that result in similar effects.

Yes  ☐    No  ☒

Does the Company have any reinsurance contracts (other than reinsurance contracts with a federal or state facility) that contain one or more of the following features which result in delays in payment in form or in fact:

(a)	Provisions that permit the reporting of losses to be made less frequently than quarterly;

(b)	Provisions that permit settlements to be made less frequently than quarterly;

(c)	Provisions that permit payments due from the reinsurer to not be made in cash within ninety (90) days of the settlement date (unless there is no activity during the period); or

(d)	The existence of payment schedules, accumulating retentions from multiple years, or any features inherently designed to delay timing of the reimbursement to the ceding entity.

Yes  ☐    No  ☒

56

Zurich American Life Insurance Company

Supplemental Schedule of Reinsurance Disclosures

December 31, 2020

Has the Company reflected reinsurance accounting credit for any contracts that are not subject to Appendix A-791 and not yearly renewable term reinsurance, which meet the risk transfer requirements of SSAP No. 61R?

Type of contract:	Response:		Identify reinsurance contract(s):	Has the insured event(s) triggering contract coverage been recognized?
Assumption reinsurance – new for the reporting period[1]	Yes No	☐ ☒		N/A
Non-proportional reinsurance, which does not result in significant surplus relief	Yes No	☐ ☒		N/A

[1]

This disclosure relates to ceding companies with assumption reinsurance agreements (paragraph 60 of SSAP 61R) entered into during the current year for which indemnity reinsurance is being applied for policyholders who have not yet agreed to the transfer to the new insurer or for which the regulator has not yet approved the novation to the new insurer.

Has the Company ceded any risk in a reinsurance agreement that is not subject to Appendix A-791 and not yearly renewable term reinsurance, under any reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) during the period covered by the financial statements, and either:

(a)	Accounted for that contract as reinsurance under SSAP and as a deposit under US GAAP; or

Yes  ☐    No  ☐    N/A  ☒

(b)	Accounted for that contract as reinsurance under US GAAP and as a deposit under SSAP?

Yes  ☐    No  ☐    N/A  ☒

57